Quarterly Holdings Report
for
Fidelity® Total Bond Fund
May 31, 2023
TBD-NPRT3-0723
1.800361.119
Corporate Bonds - 33.6%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp.:
2.375% 3/15/24		10,026,000	8,647,425
3.375% 8/15/26		22,712,000	10,193,146
			18,840,571
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		894,620	5,609,715
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		1,544,200	9,682,906
			15,292,621
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Redfin Corp. 0.5% 4/1/27		2,877,000	1,969,019

TOTAL CONVERTIBLE BONDS			36,102,211
Nonconvertible Bonds - 33.5%
COMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 0.6%
Altice France SA:
5.125% 1/15/29(d)		8,750,000	6,238,861
5.125% 7/15/29(d)		5,125,000	3,652,758
5.5% 1/15/28(d)		4,280,000	3,245,438
5.5% 10/15/29(d)		35,000	25,109
AT&T, Inc. 4.3% 2/15/30		10,373,000	9,927,310
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)		18,912,000	16,268,102
Cablevision Lightpath LLC:
3.875% 9/15/27(d)		1,135,000	935,217
5.625% 9/15/28(d)		895,000	650,379
Colombia Telecomunicaciones SA 4.95% 7/17/30 (d)		560,000	406,630
Consolidated Communications, Inc. 5% 10/1/28 (d)		1,385,000	979,888
Frontier Communications Holdings LLC:
5% 5/1/28(d)		6,390,000	5,351,914
5.875% 10/15/27(d)		2,511,000	2,237,813
5.875% 11/1/29		3,395,000	2,377,281
8.75% 5/15/30(d)		2,730,000	2,552,495
IHS Holding Ltd. 5.625% 11/29/26 (d)		1,070,000	908,029
Iliad SA 1.875% 2/11/28 (Reg. S)	EUR	1,800,000	1,644,402
Level 3 Financing, Inc.:
3.625% 1/15/29(d)		840,000	453,770
4.25% 7/1/28(d)		5,705,000	3,281,887
10.5% 5/15/30(d)		7,119,000	6,764,704
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (d)		1,630,000	975,759
Qtel International Finance Ltd.:
2.625% 4/8/31(d)		1,235,000	1,076,225
5% 10/19/25(d)		660,000	663,011
Sable International Finance Ltd. 5.75% 9/7/27 (d)		2,355,000	2,181,319
Sprint Capital Corp.:
6.875% 11/15/28		4,865,000	5,201,006
8.75% 3/15/32		6,430,000	7,802,853
Telecom Italia Capital SA:
6% 9/30/34		2,030,000	1,707,700
7.2% 7/18/36		2,599,000	2,316,547
7.721% 6/4/38		605,000	552,815
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (d)		1,565,000	1,431,779
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)		7,800,000	7,215,000
Verizon Communications, Inc.:
2.1% 3/22/28		22,884,000	20,196,748
2.55% 3/21/31		21,181,000	17,737,511
3% 3/22/27		5,131,000	4,833,828
4.862% 8/21/46		26,720,000	24,392,427
5.012% 4/15/49		569,000	527,153
Windstream Escrow LLC 7.75% 8/15/28 (d)		12,530,000	10,188,712
Zayo Group Holdings, Inc.:
4% 3/1/27(d)		2,850,000	1,991,493
6.125% 3/1/28(d)		2,415,000	1,455,106
			180,348,979
Entertainment - 0.0%
Roblox Corp. 3.875% 5/1/30 (d)		5,810,000	4,975,103

Interactive Media & Services - 0.0%
Baidu, Inc.:
1.72% 4/9/26		1,135,000	1,023,486
2.375% 10/9/30		635,000	527,963
Tencent Holdings Ltd.:
1.81% 1/26/26(d)		645,000	591,304
2.39% 6/3/30(d)		1,365,000	1,148,306
3.975% 4/11/29(d)		480,000	450,840
			3,741,899
Media - 1.9%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (d)		7,430,000	6,234,513
Altice Financing SA:
5% 1/15/28(d)		2,905,000	2,269,797
5.75% 8/15/29(d)		16,285,000	12,416,210
Altice France Holding SA 6% 2/15/28 (d)		11,415,000	5,593,350
Cable Onda SA 4.5% 1/30/30 (d)		2,555,000	2,087,116
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31(d)		7,995,000	6,404,312
4.25% 1/15/34(d)		5,075,000	3,754,530
4.5% 8/15/30(d)		10,470,000	8,618,400
4.5% 5/1/32		8,750,000	6,847,913
4.5% 6/1/33(d)		9,325,000	7,118,374
4.75% 3/1/30(d)		7,600,000	6,409,599
4.75% 2/1/32(d)		5,555,000	4,450,999
5% 2/1/28(d)		3,814,000	3,466,209
5.375% 6/1/29(d)		3,411,000	3,070,116
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.85% 4/1/61		3,000,000	1,768,786
3.9% 6/1/52		4,000,000	2,516,147
4.4% 4/1/33		24,687,000	21,457,820
4.8% 3/1/50		8,000,000	5,856,844
4.908% 7/23/25		13,008,000	12,791,571
5.25% 4/1/53		46,711,000	36,419,615
5.375% 5/1/47		32,692,000	26,078,228
5.5% 4/1/63		36,711,000	28,385,253
6.484% 10/23/45		9,078,000	8,215,810
6.834% 10/23/55		3,000,000	2,775,296
Comcast Corp.:
3.9% 3/1/38		3,341,000	2,911,623
4.65% 7/15/42		7,870,000	7,211,925
6.45% 3/15/37		1,399,000	1,561,057
CSC Holdings LLC:
4.125% 12/1/30(d)		3,005,000	2,085,946
4.5% 11/15/31(d)		950,000	660,519
4.625% 12/1/30(d)		9,945,000	4,251,228
5.375% 2/1/28(d)		8,050,000	6,333,243
5.75% 1/15/30(d)		4,775,000	2,103,054
7.5% 4/1/28(d)		1,561,000	845,759
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)(e)		15,945,000	669,937
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (d)		935,000	823,565
Discovery Communications LLC:
3.625% 5/15/30		13,528,000	11,742,242
4.65% 5/15/50		36,524,000	26,730,377
DISH DBS Corp. 5.75% 12/1/28 (d)		4,915,000	3,564,974
DISH Network Corp. 11.75% 11/15/27 (d)		8,390,000	8,030,124
Dolya Holdco 18 DAC 5% 7/15/28 (d)		2,095,000	1,819,647
Fox Corp.:
4.709% 1/25/29		5,868,000	5,719,881
5.476% 1/25/39		5,787,000	5,360,068
5.576% 1/25/49		3,840,000	3,472,137
Lagardere S.C.A. 2.125% 10/16/26 (Reg. S)	EUR	4,800,000	5,027,254
LCPR Senior Secured Financing DAC:
5.125% 7/15/29(d)		3,675,000	3,046,189
6.75% 10/15/27(d)		850,000	788,707
Magallanes, Inc.:
3.428% 3/15/24		14,745,000	14,433,916
3.638% 3/15/25		8,076,000	7,815,806
3.755% 3/15/27		15,793,000	14,800,117
4.054% 3/15/29		5,474,000	5,001,098
4.279% 3/15/32		42,020,000	36,710,412
5.05% 3/15/42		11,773,000	9,525,201
5.141% 3/15/52		59,938,000	46,777,950
News Corp. 5.125% 2/15/32 (d)		2,385,000	2,169,944
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26(d)		7,020,000	5,405,470
6.5% 9/15/28(d)		11,867,000	5,963,168
Sinclair Television Group, Inc. 5.5% 3/1/30 (d)		1,675,000	971,295
Sirius XM Radio, Inc.:
4% 7/15/28(d)		8,390,000	7,025,386
4.125% 7/1/30(d)		3,850,000	3,028,004
5.5% 7/1/29(d)		2,563,000	2,237,236
TEGNA, Inc.:
4.625% 3/15/28		2,830,000	2,462,100
5% 9/15/29		1,100,000	943,201
Time Warner Cable LLC:
4.5% 9/15/42		18,291,000	13,555,423
5.5% 9/1/41		8,265,000	6,830,745
5.875% 11/15/40		10,540,000	9,129,046
6.55% 5/1/37		29,622,000	28,218,918
7.3% 7/1/38		24,672,000	25,199,254
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S) (e)		4,321,000	1,798,616
Univision Communications, Inc.:
4.5% 5/1/29(d)		3,215,000	2,698,965
6.625% 6/1/27(d)		5,155,000	4,880,696
Virgin Media Secured Finance PLC 4.5% 8/15/30 (d)		4,925,000	4,092,673
VTR Finance BV 6.375% 7/15/28 (d)		830,000	233,853
Ziggo BV 4.875% 1/15/30 (d)		2,545,000	2,117,910
			593,792,667
Wireless Telecommunication Services - 0.6%
AXIAN Telecom 7.375% 2/16/27 (d)		1,350,000	1,219,472
Bharti Airtel International BV 5.35% 5/20/24 (d)		1,560,000	1,555,601
CT Trust 5.125% 2/3/32 (d)		2,020,000	1,578,504
Digicel Group Ltd. 6.75% 3/1/23 (d)(e)		731,000	138,890
Intelsat Jackson Holdings SA 6.5% 3/15/30 (d)		8,482,000	7,802,592
Millicom International Cellular SA:
4.5% 4/27/31(d)		7,030,000	5,271,797
5.125% 1/15/28(d)		711,000	609,320
MTN (Mauritius) Investments Ltd.:
4.755% 11/11/24(d)		745,000	725,583
6.5% 10/13/26(d)		819,000	804,565
Rogers Communications, Inc.:
3.2% 3/15/27(d)		17,146,000	15,961,849
3.8% 3/15/32(d)		14,963,000	13,223,169
Sprint Corp.:
7.125% 6/15/24		7,850,000	7,930,642
7.625% 2/15/25		2,950,000	3,022,602
7.625% 3/1/26		4,405,000	4,605,312
7.875% 9/15/23		1,905,000	1,910,685
T-Mobile U.S.A., Inc.:
2.25% 11/15/31		35,000,000	28,139,635
3.5% 4/15/31		4,760,000	4,239,891
3.75% 4/15/27		23,850,000	22,657,458
3.875% 4/15/30		42,000,000	38,967,526
4.375% 4/15/40		5,147,000	4,519,156
Vodafone Group PLC:
4.875% 10/3/78 (Reg. S)(f)	GBP	5,150,000	6,049,125
6.25% 10/3/78 (Reg. S)(f)		1,000,000	992,500
VTR Comunicaciones SpA:
4.375% 4/15/29(d)		565,000	254,815
5.125% 1/15/28(d)		1,568,000	705,600
			172,886,289
TOTAL COMMUNICATION SERVICES			955,744,937

CONSUMER DISCRETIONARY - 1.3%
Automobile Components - 0.1%
Adient Global Holdings Ltd. 7% 4/15/28 (d)		575,000	581,273
Dana, Inc.:
4.25% 9/1/30		775,000	620,951
5.375% 11/15/27		515,000	482,354
IHO Verwaltungs GmbH 4.75% 9/15/26 pay-in-kind (d)(f)		380,000	342,348
Macquarie AirFinance Holdings 8.375% 5/1/28 (d)		2,070,000	2,039,219
Metalsa SA de CV 3.75% 5/4/31 (d)		1,225,000	931,000
Robert Bosch GmbH:
4% 6/2/35 (Reg. S)	EUR	2,000,000	2,175,464
4.375% 6/2/43 (Reg. S)	EUR	1,500,000	1,647,413
Valeo SA 1% 8/3/28 (Reg. S)	EUR	900,000	778,612
ZF Europe Finance BV 2% 2/23/26 (Reg. S)	EUR	1,600,000	1,556,318
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	2,600,000	2,418,563
ZF North America Capital, Inc.:
4.75% 4/29/25(d)		2,400,000	2,324,615
6.875% 4/14/28(d)		1,040,000	1,044,592
7.125% 4/14/30(d)		1,040,000	1,047,285
			17,990,007
Automobiles - 0.1%
Ford Motor Co.:
3.25% 2/12/32		1,900,000	1,443,781
4.75% 1/15/43		950,000	700,332
5.291% 12/8/46		380,000	300,314
6.1% 8/19/32		6,145,000	5,769,642
7.4% 11/1/46		760,000	771,833
General Motors Financial Co., Inc.:
4% 1/15/25		11,521,000	11,232,693
5.15% 8/15/26 (Reg. S)	GBP	1,380,000	1,660,643
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.9311% 10/15/26 (d)(f)(g)		12,565,000	12,259,348
			34,138,586
Broadline Retail - 0.1%
Alibaba Group Holding Ltd. 2.125% 2/9/31		805,000	659,245
JD.com, Inc. 3.375% 1/14/30		2,255,000	2,032,037
John Lewis PLC 6.125% 1/21/25	GBP	14,058,000	16,932,258
Marks & Spencer PLC 3.75% 5/19/26 (Reg. S)	GBP	5,980,000	6,777,569
Match Group Holdings II LLC:
3.625% 10/1/31(d)		570,000	464,328
4.125% 8/1/30(d)		1,210,000	1,026,963
5% 12/15/27(d)		2,650,000	2,491,841
Nordstrom, Inc.:
4.25% 8/1/31		2,260,000	1,718,052
4.375% 4/1/30		1,505,000	1,196,129
Prosus NV:
3.061% 7/13/31(d)		1,085,000	824,803
3.68% 1/21/30(d)		1,370,000	1,130,935
4.027% 8/3/50(d)		1,605,000	965,307
4.193% 1/19/32(d)		720,000	589,635
			36,809,102
Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)		5,823,000	5,439,730
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		12,380,000	12,018,659
Service Corp. International:
4% 5/15/31		1,650,000	1,410,750
5.125% 6/1/29		1,040,000	988,000
Sotheby's 7.375% 10/15/27 (d)		2,323,000	2,035,574
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)		5,810,000	5,183,201
			27,075,914
Hotels, Restaurants & Leisure - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28(d)		1,625,000	1,490,209
4% 10/15/30(d)		3,260,000	2,798,624
4.375% 1/15/28(d)		4,880,000	4,480,137
5.75% 4/15/25(d)		850,000	847,496
Affinity Gaming LLC 6.875% 12/15/27 (d)		7,520,000	6,581,504
Aramark Services, Inc.:
5% 2/1/28(d)		2,324,000	2,196,412
6.375% 5/1/25(d)		5,069,000	5,030,983
Caesars Entertainment, Inc.:
6.25% 7/1/25(d)		4,730,000	4,715,733
7% 2/15/30(d)		3,560,000	3,576,326
8.125% 7/1/27(d)		5,795,000	5,905,048
Caesars Resort Collection LLC 5.75% 7/1/25 (d)		3,860,000	3,879,651
Carnival Corp.:
5.75% 3/1/27(d)		7,395,000	6,330,383
6% 5/1/29(d)		3,185,000	2,648,208
6.65% 1/15/28		450,000	375,496
7.625% 3/1/26(d)		7,350,000	6,968,669
10.5% 6/1/30(d)		4,715,000	4,731,446
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30 (d)		3,890,000	3,165,283
Garden SpinCo Corp. 8.625% 7/20/30 (d)		935,000	1,011,829
GENM Capital Labuan Ltd. 3.882% 4/19/31 (d)		1,585,000	1,267,307
Golden Entertainment, Inc. 7.625% 4/15/26 (d)		3,736,000	3,740,670
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32(d)		7,390,000	6,110,506
3.75% 5/1/29(d)		750,000	661,936
4% 5/1/31(d)		4,275,000	3,689,589
5.75% 5/1/28(d)		420,000	414,205
Hilton Grand Vacations Borrower Escrow LLC 4.875% 7/1/31 (d)		1,425,000	1,209,475
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	3,640,000	3,951,793
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)		1,370,000	1,202,737
Life Time, Inc. 8% 4/15/26 (d)		2,875,000	2,835,493
MajorDrive Holdings IV LLC 6.375% 6/1/29 (d)		2,730,000	2,085,640
Marriott Ownership Resorts, Inc.:
4.5% 6/15/29(d)		400,000	342,736
4.75% 1/15/28		1,395,000	1,245,312
McDonald's Corp. 3.5% 7/1/27		6,642,000	6,379,286
Meituan:
2.125% 10/28/25(d)		1,375,000	1,257,523
3.05% 10/28/30(d)		1,235,000	975,110
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		1,540,000	1,434,895
NCL Corp. Ltd.:
5.875% 3/15/26(d)		1,345,000	1,220,112
7.75% 2/15/29(d)		2,845,000	2,573,223
NCL Finance Ltd. 6.125% 3/15/28 (d)		960,000	818,400
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26(d)		5,550,000	5,085,817
5.375% 7/15/27(d)		2,130,000	1,962,704
5.5% 8/31/26(d)		5,685,000	5,344,806
5.5% 4/1/28(d)		4,835,000	4,448,154
7.25% 1/15/30(d)		950,000	958,478
11.625% 8/15/27(d)		870,000	943,795
Station Casinos LLC 4.5% 2/15/28 (d)		2,371,000	2,109,886
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (d)		618,000	594,312
Times Square Hotel Trust 8.528% 8/1/26 (d)		650,174	643,727
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (d)		950,000	828,875
Voc Escrow Ltd. 5% 2/15/28 (d)		1,305,000	1,174,675
Whitbread PLC:
2.375% 5/31/27 (Reg. S)	GBP	1,850,000	1,956,793
3.375% 10/16/25 (Reg. S)	GBP	6,600,000	7,646,104
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (d)		2,700,000	2,477,250
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.125% 2/15/31 (d)		950,000	949,846
Yum! Brands, Inc.:
3.625% 3/15/31		950,000	810,612
4.625% 1/31/32		5,170,000	4,697,446
5.375% 4/1/32		760,000	719,996
			153,502,661
Household Durables - 0.0%
Adams Homes, Inc. 7.5% 2/15/25 (d)		505,000	490,017
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (d)		1,345,000	1,132,867
Newell Brands, Inc.:
4.7% 4/1/26		1,000,000	927,510
6% 4/1/46(h)		760,000	553,746
6.375% 9/15/27		1,000,000	951,090
6.625% 9/15/29		1,055,000	995,656
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (d)		950,000	942,429
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	3,350,000	2,768,593
TopBuild Corp. 4.125% 2/15/32 (d)		1,870,000	1,569,827
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24		50,000	49,463
TRI Pointe Homes, Inc. 5.7% 6/15/28		380,000	367,836
			10,749,034
Leisure Products - 0.1%
Hasbro, Inc. 3% 11/19/24		16,110,000	15,492,631
Mattel, Inc.:
3.375% 4/1/26(d)		4,345,000	3,985,499
3.75% 4/1/29(d)		7,105,000	6,196,172
5.45% 11/1/41		760,000	632,297
5.875% 12/15/27(d)		2,650,000	2,582,208
			28,888,807
Specialty Retail - 0.3%
AutoNation, Inc. 4.75% 6/1/30		2,958,000	2,751,712
AutoZone, Inc.:
3.625% 4/15/25		4,471,000	4,341,154
4% 4/15/30		20,750,000	19,349,225
Bath & Body Works, Inc. 6.694% 1/15/27		955,000	958,853
Carvana Co.:
4.875% 9/1/29(d)		2,235,000	1,120,794
5.5% 4/15/27(d)		3,025,000	1,801,201
5.875% 10/1/28(d)		1,600,000	912,896
10.25% 5/1/30(d)		440,000	296,161
Foot Locker, Inc. 4% 10/1/29 (d)		1,250,000	937,649
LBM Acquisition LLC 6.25% 1/15/29 (d)		3,310,000	2,620,891
Lowe's Companies, Inc.:
3.35% 4/1/27		2,389,000	2,276,720
4.45% 4/1/62		33,905,000	26,611,501
Michaels Companies, Inc.:
5.25% 5/1/28(d)		1,985,000	1,528,450
7.875% 5/1/29(d)		1,530,000	940,093
O'Reilly Automotive, Inc. 4.2% 4/1/30		4,640,000	4,412,551
Sally Holdings LLC 5.625% 12/1/25		2,200,000	2,172,500
Valvoline, Inc. 4.25% 2/15/30 (d)		2,385,000	2,339,990
VIA Outlets 1.75% 11/15/28 (Reg. S)	EUR	3,850,000	3,269,092
Victoria's Secret & Co. 4.625% 7/15/29 (d)		2,515,000	1,929,817
			80,571,250
Textiles, Apparel & Luxury Goods - 0.0%
Crocs, Inc. 4.125% 8/15/31 (d)		1,255,000	1,021,263
Hanesbrands, Inc. 4.875% 5/15/26 (d)		515,000	479,658
Kontoor Brands, Inc. 4.125% 11/15/29 (d)		800,000	674,208
Levi Strauss & Co. 3.5% 3/1/31 (d)		1,050,000	867,836
Wolverine World Wide, Inc. 4% 8/15/29 (d)		4,440,000	3,541,788
			6,584,753
TOTAL CONSUMER DISCRETIONARY			396,310,114

CONSUMER STAPLES - 1.7%
Beverages - 0.7%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.9% 2/1/46		10,000,000	9,496,948
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36		23,011,000	22,540,902
4.9% 2/1/46		28,689,000	27,245,794
Anheuser-Busch InBev SA NV 9.75% 7/30/24	GBP	249,000	323,704
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30		33,300,000	31,250,039
4.35% 6/1/40		13,754,000	12,614,917
5.45% 1/23/39		18,170,000	18,868,009
5.55% 1/23/49		34,229,000	35,794,893
5.8% 1/23/59 (Reg. S)		36,395,000	39,287,148
Central American Bottling Corp. 5.25% 4/27/29 (d)		1,195,000	1,110,080
Primo Water Holdings, Inc. 4.375% 4/30/29 (d)		3,995,000	3,436,299
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)		8,610,000	7,182,241
			209,150,974
Consumer Staples Distribution & Retail - 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.25% 3/15/26(d)		515,000	477,498
3.5% 3/15/29(d)		4,705,000	4,090,895
4.875% 2/15/30(d)		3,075,000	2,813,625
C&S Group Enterprises LLC 5% 12/15/28 (d)		2,780,000	2,158,364
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (d)		1,615,000	1,440,903
Performance Food Group, Inc. 5.5% 10/15/27 (d)		2,247,000	2,160,509
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (d)		190,000	180,031
Sysco Corp. 5.95% 4/1/30		8,801,000	9,284,234
Tesco Corporate Treasury Services PLC 5.5% 2/27/35 (Reg. S)	GBP	4,750,000	5,529,101
U.S. Foods, Inc.:
4.625% 6/1/30(d)		1,130,000	1,017,141
4.75% 2/15/29(d)		3,290,000	3,000,617
United Natural Foods, Inc. 6.75% 10/15/28 (d)		380,000	354,426
			32,507,344
Food Products - 0.4%
Adecoagro SA 6% 9/21/27 (d)		1,570,000	1,469,226
Camposol SA 6% 2/3/27 (d)		800,000	498,000
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (d)		760,000	689,373
Darling Ingredients, Inc. 6% 6/15/30 (d)		1,365,000	1,343,123
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27(d)		32,955,000	28,794,431
3% 5/15/32(d)		33,235,000	25,423,015
3.625% 1/15/32(d)		9,085,000	7,350,734
5.125% 2/1/28(d)		11,235,000	10,826,277
5.5% 1/15/30(d)		10,315,000	9,800,075
5.75% 4/1/33(d)		23,135,000	21,574,544
JDE Peet's BV 2.25% 9/24/31 (d)		7,550,000	5,867,994
Lamb Weston Holdings, Inc.:
4.125% 1/31/30(d)		6,450,000	5,743,931
4.375% 1/31/32(d)		950,000	842,710
MARB BondCo PLC 3.95% 1/29/31 (d)		985,000	711,663
Pilgrim's Pride Corp.:
3.5% 3/1/32		950,000	759,145
4.25% 4/15/31		1,125,000	960,892
Post Holdings, Inc.:
4.625% 4/15/30(d)		2,555,000	2,237,398
5.5% 12/15/29(d)		3,595,000	3,342,351
TreeHouse Foods, Inc. 4% 9/1/28		1,280,000	1,101,466
			129,336,348
Personal Care Products - 0.0%
BellRing Brands, Inc. 7% 3/15/30 (d)		760,000	770,541
Natura Cosmeticos SA 4.125% 5/3/28 (d)		735,000	617,400
			1,387,941
Tobacco - 0.5%
Altria Group, Inc.:
3.875% 9/16/46		28,850,000	19,999,151
4.25% 8/9/42		17,795,000	13,760,087
4.5% 5/2/43		11,887,000	9,323,228
4.8% 2/14/29		3,305,000	3,232,160
5.375% 1/31/44		21,453,000	19,858,984
5.95% 2/14/49		14,275,000	13,225,451
Imperial Tobacco Finance PLC:
3.5% 7/26/26(d)		12,260,000	11,490,219
4.25% 7/21/25(d)		11,765,000	11,334,772
6.125% 7/27/27(d)		12,116,000	12,322,936
Reynolds American, Inc.:
4.45% 6/12/25		9,399,000	9,195,188
5.7% 8/15/35		2,699,000	2,525,219
5.85% 8/15/45		22,737,000	19,864,641
6.15% 9/15/43		2,874,000	2,735,524
7.25% 6/15/37		3,221,000	3,387,408
			152,254,968
TOTAL CONSUMER STAPLES			524,637,575

ENERGY - 4.4%
Energy Equipment & Services - 0.1%
CGG SA 8.75% 4/1/27 (d)		2,350,000	2,026,875
Guara Norte SARL 5.198% 6/15/34 (d)		1,252,034	1,045,683
Halliburton Co.:
3.8% 11/15/25		152,000	147,886
4.85% 11/15/35		5,447,000	5,149,120
Jonah Energy Parent LLC 12% 11/5/25 (b)(c)		1,656,358	1,623,231
Oleoducto Central SA 4% 7/14/27 (d)		1,203,000	1,024,655
Southern Gas Corridor CJSC 6.875% 3/24/26 (d)		3,231,000	3,291,581
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		750,000	771,469
Technip Energies NV 1.125% 5/28/28	EUR	4,025,000	3,703,233
The Oil and Gas Holding Co.:
7.5% 10/25/27(d)		1,677,000	1,699,849
8.375% 11/7/28(d)		485,000	508,432
Transocean Poseidon Ltd. 6.875% 2/1/27 (d)		1,763,125	1,721,251
Transocean, Inc.:
7.25% 11/1/25(d)		955,000	897,700
7.5% 1/15/26(d)		1,475,000	1,366,219
8% 2/1/27(d)		3,570,000	3,177,300
8.75% 2/15/30(d)		2,595,000	2,593,703
Valaris Ltd. 8.375% 4/30/30 (d)		2,685,000	2,665,937
			33,414,124
Oil, Gas & Consumable Fuels - 4.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75% 3/1/27(d)		950,000	910,250
7.875% 5/15/26(d)		950,000	962,909
Apache Corp.:
4.25% 1/15/30		1,080,000	969,300
5.1% 9/1/40		1,710,000	1,406,475
California Resources Corp. 7.125% 2/1/26 (d)		1,370,000	1,390,550
Canadian Natural Resources Ltd.:
2.95% 7/15/30		23,000,000	19,892,868
3.9% 2/1/25		15,925,000	15,486,450
5.85% 2/1/35		6,942,000	6,784,545
Cenovus Energy, Inc.:
3.75% 2/15/52		3,670,000	2,533,846
5.25% 6/15/37		25,696,000	23,892,578
5.4% 6/15/47		4,073,000	3,650,335
6.75% 11/15/39		3,372,000	3,523,858
Centennial Resource Production LLC:
5.875% 7/1/29(d)		2,750,000	2,557,500
7.75% 2/15/26(d)		1,465,000	1,473,563
Cheniere Energy Partners LP:
3.25% 1/31/32		3,935,000	3,219,494
4% 3/1/31		1,905,000	1,676,569
Citgo Holding, Inc. 9.25% 8/1/24 (d)		1,165,000	1,166,456
Citgo Petroleum Corp.:
6.375% 6/15/26(d)		4,665,000	4,490,063
7% 6/15/25(d)		4,818,000	4,732,432
CNX Resources Corp. 7.375% 1/15/31 (d)		2,150,000	2,069,434
Columbia Pipeline Group, Inc. 4.5% 6/1/25		2,999,000	2,948,632
Comstock Resources, Inc.:
5.875% 1/15/30(d)		2,290,000	1,909,272
6.75% 3/1/29(d)		3,015,000	2,635,125
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27(d)		18,087,000	17,056,939
5.75% 4/1/25		3,041,000	2,982,674
7.375% 2/1/31(d)		1,995,000	1,958,192
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29(d)		2,795,000	2,620,313
5.625% 10/15/25(d)		335,000	328,300
CVR Energy, Inc.:
5.25% 2/15/25(d)		6,190,000	5,890,280
5.75% 2/15/28(d)		8,071,000	6,783,514
DCP Midstream Operating LP 6.45% 11/3/36 (d)		8,754,000	8,823,629
Delek Logistics Partners LP 7.125% 6/1/28 (d)		5,730,000	5,214,300
Delek Overriding Royalty Levia 7.494% 12/30/23 (Reg. S) (d)		2,905,000	2,883,213
DT Midstream, Inc.:
4.125% 6/15/29(d)		2,270,000	1,968,547
4.375% 6/15/31(d)		950,000	798,977
Ecopetrol SA:
4.625% 11/2/31		950,000	717,250
8.875% 1/13/33		1,600,000	1,556,520
EG Global Finance PLC:
6.75% 2/7/25(d)		6,465,000	6,213,318
8.5% 10/30/25(d)		11,310,000	10,905,441
EIG Pearl Holdings SARL 3.545% 8/31/36 (d)		4,070,000	3,457,719
Empresa Nacional de Petroleo 6.15% 5/10/33 (d)		865,000	856,783
Enbridge, Inc.:
4% 10/1/23		9,942,000	9,879,823
4.25% 12/1/26		4,925,000	4,789,103
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (d)		4,367,000	4,312,413
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (d)		1,555,000	1,428,734
Energean PLC 6.5% 4/30/27 (d)		1,420,000	1,279,154
Energy Transfer LP:
3.75% 5/15/30		18,703,000	16,939,567
3.9% 5/15/24(f)		2,707,000	2,658,030
4.2% 9/15/23		3,683,000	3,663,951
4.5% 4/15/24		4,042,000	4,002,023
4.95% 6/15/28		12,566,000	12,276,600
5% 5/15/50		36,762,000	30,071,737
5.25% 4/15/29		6,576,000	6,492,417
5.4% 10/1/47		33,221,000	28,559,770
5.8% 6/15/38		7,006,000	6,679,243
6% 6/15/48		6,263,000	5,765,239
6.125% 12/15/45		1,400,000	1,304,617
6.25% 4/15/49		4,516,000	4,297,838
EnLink Midstream LLC:
5.625% 1/15/28(d)		3,485,000	3,357,224
6.5% 9/1/30(d)		1,790,000	1,778,934
EnLink Midstream Partners LP:
4.15% 6/1/25		1,015,000	979,475
4.85% 7/15/26		1,780,000	1,722,079
EQM Midstream Partners LP:
4% 8/1/24		2,515,000	2,444,219
4.75% 1/15/31(d)		780,000	669,381
6% 7/1/25(d)		239,000	236,392
6.5% 7/1/27(d)		650,000	634,956
6.5% 7/15/48		385,000	314,499
FEL Energy VI SARL 5.75% 12/1/40 (d)		711,441	607,749
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34(d)		887,100	755,033
2.625% 3/31/36(d)		3,880,000	3,145,953
GeoPark Ltd. 5.5% 1/17/27 (d)		1,370,000	1,102,850
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29		1,240,000	1,139,746
7% 8/1/27		4,559,000	4,376,640
Golar LNG Ltd. 7% 10/20/25 (d)		2,435,000	2,427,847
Harvest Midstream I LP 7.5% 9/1/28 (d)		1,490,000	1,424,752
Hess Corp.:
4.3% 4/1/27		20,911,000	20,254,920
5.6% 2/15/41		19,538,000	18,405,415
5.8% 4/1/47		15,757,000	15,099,269
7.125% 3/15/33		3,656,000	3,988,038
7.3% 8/15/31		8,054,000	8,837,608
7.875% 10/1/29		13,500,000	15,034,057
Hess Midstream Partners LP:
4.25% 2/15/30(d)		1,520,000	1,317,141
5.125% 6/15/28(d)		4,372,000	4,093,285
5.5% 10/15/30(d)		950,000	860,882
5.625% 2/15/26(d)		4,705,000	4,616,781
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)		3,570,000	3,288,794
Indika Energy Capital IV Pte Ltd. 8.25% 10/22/25 (d)		935,000	921,162
KazMunaiGaz National Co.:
3.5% 4/14/33(d)		915,000	684,134
5.375% 4/24/30(d)		520,000	469,723
5.75% 4/19/47(d)		460,000	352,849
Kinder Morgan Energy Partners LP:
5.5% 3/1/44		27,364,000	24,605,852
6.55% 9/15/40		1,203,000	1,219,927
Kinder Morgan, Inc.:
5.05% 2/15/46		3,092,000	2,607,334
5.55% 6/1/45		7,786,000	7,061,674
Kosmos Energy Ltd. 7.125% 4/4/26 (d)		4,270,000	3,734,382
Leviathan Bond Ltd.:
6.125% 6/30/25 (Reg. S)(d)		1,875,000	1,818,750
6.5% 6/30/27 (Reg. S)(d)		240,000	227,688
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (d)		2,917,413	2,127,888
Medco Laurel Tree PTE Ltd. 6.95% 11/12/28 (d)		1,645,000	1,438,141
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (d)		565,000	538,798
Medco Platinum Road Pte Ltd. 6.75% 1/30/25 (d)		1,295,000	1,259,226
Mesquite Energy, Inc. 7.25% 12/31/49 (c)(d)(e)		7,883,000	1
MPLX LP:
4.8% 2/15/29		3,672,000	3,573,889
4.875% 12/1/24		8,532,000	8,432,893
4.95% 9/1/32		22,661,000	21,721,436
5.5% 2/15/49		11,018,000	9,822,429
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)		1,205,000	1,017,843
NAK Naftogaz Ukraine:
7.375% 7/19/24 (Reg. S)(e)		1,605,000	642,000
7.625% 11/8/26(d)		565,000	135,600
New Fortress Energy, Inc.:
6.5% 9/30/26(d)		26,015,000	23,055,679
6.75% 9/15/25(d)		17,372,000	15,992,295
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)		2,860,000	2,732,671
Northern Oil & Gas, Inc.:
8.125% 3/1/28(d)		3,040,000	2,957,890
8.75% 6/15/31(d)		950,000	929,237
Nostrum Oil & Gas Finance BV:
5% 6/30/26(d)		1,651,000	1,155,700
14% 6/30/26 pay-in-kind(d)(f)		2,279,363	820,571
Occidental Petroleum Corp.:
4.2% 3/15/48		950,000	704,862
4.4% 4/15/46		2,850,000	2,158,875
4.4% 8/15/49		1,330,000	990,850
4.5% 7/15/44		2,340,000	1,813,500
5.5% 12/1/25		1,030,000	1,025,571
5.55% 3/15/26		16,287,000	16,246,283
5.875% 9/1/25		1,395,000	1,396,744
6.125% 1/1/31		3,225,000	3,277,406
6.45% 9/15/36		18,451,000	18,773,893
6.6% 3/15/46		18,160,000	18,617,632
6.625% 9/1/30		7,925,000	8,261,813
7.5% 5/1/31		27,439,000	29,801,498
7.875% 9/15/31		935,000	1,034,297
7.95% 6/15/39		475,000	530,813
8.875% 7/15/30		5,055,000	5,825,382
Parkland Corp. 4.625% 5/1/30 (d)		3,050,000	2,636,725
Petroleos de Venezuela SA:
5.375% 4/12/27(e)		621,100	12,422
6% 5/16/24(d)(e)		3,207,669	68,965
6% 11/15/26(d)(e)		2,790,167	55,803
12.75% 12/31/49(d)(e)		172,000	4,042
Petroleos Mexicanos:
4.5% 1/23/26		22,915,000	20,280,004
5.35% 2/12/28		650,000	522,243
5.95% 1/28/31		70,847,000	50,595,385
6.35% 2/12/48		43,373,000	25,037,064
6.49% 1/23/27		36,590,000	31,508,564
6.5% 3/13/27		74,753,000	64,485,675
6.5% 6/2/41		380,000	232,346
6.625% 6/15/35		5,003,000	3,382,028
6.7% 2/16/32		20,512,000	15,296,824
6.75% 9/21/47		31,543,000	18,969,645
6.84% 1/23/30		71,806,000	55,739,408
6.875% 10/16/25		1,060,000	1,021,034
6.875% 8/4/26		1,395,000	1,268,578
6.95% 1/28/60		24,897,000	14,742,759
7.69% 1/23/50		53,530,000	34,513,468
Petronas Capital Ltd.:
3.404% 4/28/61(d)		1,345,000	961,087
3.5% 4/21/30(d)		625,000	583,906
Petrorio Luxembourg SARL 6.125% 6/9/26 (d)		915,000	860,843
Phillips 66 Co. 3.85% 4/9/25		2,401,000	2,344,078
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		4,919,000	4,351,821
3.6% 11/1/24		4,912,000	4,765,046
PT Adaro Indonesia 4.25% 10/31/24 (d)		2,375,000	2,280,445
PT Pertamina Persero 4.175% 1/21/50 (d)		645,000	500,198
Qatar Petroleum:
1.375% 9/12/26(d)		2,965,000	2,675,290
2.25% 7/12/31(d)		3,335,000	2,811,405
3.125% 7/12/41(d)		3,545,000	2,664,954
3.3% 7/12/51(d)		3,780,000	2,709,315
Rockies Express Pipeline LLC:
4.8% 5/15/30(d)		220,000	189,990
4.95% 7/15/29(d)		2,610,000	2,341,849
6.875% 4/15/40(d)		990,000	851,400
SA Global Sukuk Ltd. 1.602% 6/17/26 (d)		2,020,000	1,842,998
Sabine Pass Liquefaction LLC 4.5% 5/15/30		31,000,000	29,311,419
Saudi Arabian Oil Co.:
2.25% 11/24/30(d)		2,710,000	2,265,899
3.25% 11/24/50(d)		2,170,000	1,503,810
3.5% 4/16/29(d)		3,740,000	3,478,901
3.5% 11/24/70(d)		830,000	545,881
4.25% 4/16/39(d)		4,395,000	3,898,640
4.375% 4/16/49(d)		340,000	289,170
Sibur Securities DAC 2.95% 7/8/25 (d)(e)		610,000	443,775
Sinopec Group Overseas Development Ltd.:
1.45% 1/8/26(d)		980,000	893,427
2.7% 5/13/30(d)		600,000	541,800
SM Energy Co. 5.625% 6/1/25		1,645,000	1,587,343
Southwestern Energy Co. 4.75% 2/1/32		2,275,000	1,968,277
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		2,900,000	2,581,549
5.875% 3/15/28		2,625,000	2,528,308
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28(d)		5,665,000	5,114,759
6% 3/1/27(d)		9,010,000	8,424,656
6% 12/31/30(d)		14,120,000	12,266,468
6% 9/1/31(d)		5,080,000	4,320,132
7.5% 10/1/25(d)		7,360,000	7,341,600
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31		1,905,000	1,752,819
Teine Energy Ltd. 6.875% 4/15/29 (d)		515,000	470,158
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (d)		1,777,000	1,330,307
The Williams Companies, Inc.:
3.5% 11/15/30		32,834,000	29,431,594
3.9% 1/15/25		16,989,000	16,574,302
4% 9/15/25		1,911,000	1,857,679
4.5% 11/15/23		4,667,000	4,641,882
4.55% 6/24/24		21,661,000	21,396,292
4.65% 8/15/32		23,596,000	22,322,938
5.3% 8/15/52		5,344,000	4,822,707
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30		3,952,000	3,521,388
Tullow Oil PLC:
7% 3/1/25(d)		470,000	251,538
10.25% 5/15/26(d)		2,385,000	1,760,428
Uzbekneftegaz JSC 4.75% 11/16/28 (d)		265,000	211,338
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29(d)		5,960,000	5,185,370
4.125% 8/15/31(d)		2,605,000	2,245,717
6.25% 1/15/30(d)		2,650,000	2,627,151
Western Gas Partners LP:
3.35% 2/1/25		3,570,000	3,406,411
3.95% 6/1/25		4,166,000	4,006,509
4.65% 7/1/26		5,039,000	4,860,294
4.75% 8/15/28		3,701,000	3,494,820
5.3% 3/1/48		950,000	769,548
5.5% 8/15/48		570,000	465,483
5.5% 2/1/50		1,900,000	1,515,744
YPF SA:
8.5% 3/23/25(d)		752,000	683,521
8.75% 4/4/24(d)		977,600	919,127
			1,314,068,158
TOTAL ENERGY			1,347,482,282

FINANCIALS - 13.7%
Banks - 6.0%
Access Bank PLC 6.125% 9/21/26 (d)		1,530,000	1,209,465
AIB Group PLC:
1.875% 11/19/29 (Reg. S)(f)	EUR	3,020,000	3,030,649
2.25% 4/4/28 (Reg. S)(f)	EUR	10,100,000	9,826,635
2.875% 5/30/31 (Reg. S)(f)	EUR	2,100,000	2,037,891
4.625% 7/23/29 (Reg. S)(f)	EUR	500,000	526,750
Alpha Bank SA 4.25% 2/13/30 (Reg. S) (f)	EUR	3,600,000	3,334,776
Banco Espirito Santo SA 4% 12/31/49 (c)(e)	EUR	1,300,000	305,705
Bank of America Corp.:
2.299% 7/21/32(f)		34,460,000	27,459,921
2.496% 2/13/31(f)		10,000,000	8,379,227
3.419% 12/20/28(f)		14,844,000	13,650,427
3.5% 4/19/26		13,098,000	12,618,464
3.705% 4/24/28(f)		20,736,000	19,491,561
3.864% 7/23/24(f)		43,427,000	43,293,789
3.95% 4/21/25		10,930,000	10,646,799
4.1% 7/24/23		7,314,000	7,292,170
4.25% 10/22/26		9,380,000	9,073,667
4.45% 3/3/26		4,916,000	4,807,224
4.571% 4/27/33(f)		10,000,000	9,393,516
5.015% 7/22/33(f)		202,394,000	197,832,292
Bank of Ireland Group PLC:
1.375% 8/11/31 (Reg. S)(f)	EUR	6,600,000	6,140,248
2.029% 9/30/27(d)(f)		7,550,000	6,560,432
2.375% 10/14/29 (Reg. S)(f)	EUR	5,940,000	6,048,514
BankMuscat SAOG 4.75% 3/17/26 (Reg. S)		625,000	603,828
Barclays PLC:
2.852% 5/7/26(f)		31,500,000	29,599,921
4.375% 1/12/26		15,982,000	15,435,504
5.088% 6/20/30(f)		26,155,000	24,285,412
5.2% 5/12/26		12,530,000	12,158,619
5.262% 1/29/34 (Reg. S)(f)	EUR	1,590,000	1,715,873
5.746% 8/9/33(f)		1,801,000	1,740,293
5.829% 5/9/27(f)		27,350,000	27,289,445
6.224% 5/9/34(f)		21,460,000	21,665,916
7.437% 11/2/33(f)		1,650,000	1,798,680
8.407% 11/14/32 (Reg. S)(f)	GBP	2,300,000	2,903,915
BNP Paribas SA:
2.159% 9/15/29(d)(f)		10,072,000	8,463,346
2.219% 6/9/26(d)(f)		27,762,000	25,766,603
2.5% 3/31/32 (Reg. S)(f)	EUR	7,600,000	7,290,346
4.125% 5/24/33 (Reg. S)	EUR	3,900,000	4,187,019
BPCE SA 1.5% 1/13/42 (Reg. S) (f)	EUR	7,000,000	6,309,105
Citigroup, Inc.:
2.666% 1/29/31(f)		10,000,000	8,503,145
3.352% 4/24/25(f)		17,534,000	17,137,129
4.3% 11/20/26		5,384,000	5,195,278
4.4% 6/10/25		31,901,000	31,153,560
4.412% 3/31/31(f)		42,031,000	39,753,788
4.45% 9/29/27		19,254,000	18,500,524
4.6% 3/9/26		8,567,000	8,358,568
4.91% 5/24/33(f)		72,011,000	70,009,281
5.5% 9/13/25		14,874,000	14,870,657
5.875% 7/1/24 (Reg. S)	GBP	1,500,000	1,851,557
Citizens Financial Group, Inc. 2.638% 9/30/32		10,185,000	6,985,732
Commerzbank AG 8.625% 2/28/33 (Reg. S) (f)	GBP	700,000	855,297
Commonwealth Bank of Australia 3.61% 9/12/34 (d)(f)		9,644,000	8,199,410
Credit Agricole SA:
1.25% 10/2/24 (Reg. S)	GBP	1,600,000	1,874,444
4.875% 10/23/29 (Reg. S)	GBP	1,100,000	1,308,165
Danske Bank A/S:
2.25% 1/14/28 (Reg. S)(f)	GBP	3,450,000	3,647,875
4.625% 4/13/27 (Reg. S)(f)	GBP	1,700,000	2,035,692
5.375% 1/12/24 (Reg. S)		6,050,000	6,002,606
Discover Bank 4.2% 8/8/23		11,373,000	11,328,873
First Citizens Bank & Trust Co. 3.929% 6/19/24 (f)		4,855,000	4,797,792
HSBC Holdings PLC:
4.25% 3/14/24		3,945,000	3,882,142
4.787% 3/10/32 (Reg. S)(f)	EUR	3,930,000	4,245,087
4.856% 5/23/33 (Reg. S)(f)	EUR	5,100,000	5,517,897
4.95% 3/31/30		5,616,000	5,488,435
5.402% 8/11/33(f)		900,000	880,787
7.39% 11/3/28(f)		2,850,000	3,044,453
8.201% 11/16/34 (Reg. S)(f)	GBP	3,200,000	4,123,943
ING Groep NV 4.75% 5/23/34 (Reg. S) (f)	EUR	8,000,000	8,614,308
Intesa Sanpaolo SpA:
3.875% 7/14/27(d)		5,666,000	5,125,587
4.198% 6/1/32(d)(f)		4,469,000	3,381,299
5.017% 6/26/24(d)		16,671,000	16,216,034
5.71% 1/15/26(d)		65,914,000	62,744,042
JPMorgan Chase & Co.:
2.739% 10/15/30(f)		10,000,000	8,664,667
2.956% 5/13/31(f)		16,800,000	14,352,404
3.797% 7/23/24(f)		44,260,000	44,131,871
4.452% 12/5/29(f)		40,200,000	38,794,017
4.493% 3/24/31(f)		60,900,000	58,778,202
4.586% 4/26/33(f)		89,633,000	85,957,049
4.912% 7/25/33(f)		89,141,000	87,660,599
5.717% 9/14/33(f)		41,000,000	41,490,607
Jyske Bank A/S 5% 10/26/28 (f)	EUR	1,825,000	1,952,393
Lloyds Bank Corporate Markets PLC:
1.5% 6/23/23 (Reg. S)	GBP	1,470,000	1,824,108
1.75% 7/11/24 (Reg. S)	GBP	1,530,000	1,818,275
Lloyds Banking Group PLC:
1.985% 12/15/31(f)	GBP	3,200,000	3,358,856
4.5% 1/11/29 (Reg. S)(f)	EUR	1,960,000	2,101,576
4.976% 8/11/33(f)		900,000	851,618
Magyar Export-Import Bank 6.125% 12/4/27 (d)		540,000	535,208
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)		625,000	576,484
NatWest Group PLC:
2.105% 11/28/31 (Reg. S)(f)	GBP	5,300,000	5,535,230
3.073% 5/22/28(f)		17,464,000	15,870,836
3.619% 3/29/29 (Reg. S)(f)	GBP	4,700,000	5,160,319
3.622% 8/14/30 (Reg. S)(f)	GBP	2,250,000	2,605,764
4.8% 4/5/26		15,141,000	14,924,602
7.416% 6/6/33 (Reg. S)(f)	GBP	2,600,000	3,213,506
Nordea Bank ABP 4.125% 5/5/28 (Reg. S)	EUR	5,300,000	5,673,067
PNC Financial Services Group, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.000% 4.626% 6/6/33 (f)(g)		25,000,000	22,447,161
Rabobank Nederland:
4% 1/10/30 (Reg. S)	EUR	2,600,000	2,757,302
4.375% 8/4/25		16,524,000	16,090,579
Societe Generale:
1.038% 6/18/25(d)(f)		70,150,000	66,063,144
1.488% 12/14/26(d)(f)		37,622,000	33,153,229
4.25% 4/14/25(d)		2,700,000	2,584,330
4.75% 11/24/25(d)		1,750,000	1,662,225
6.691% 1/10/34(d)(f)		1,700,000	1,741,441
Synchrony Bank:
5.4% 8/22/25		21,633,000	20,614,020
5.625% 8/23/27		19,587,000	18,287,037
UniCredit SpA:
2.731% 1/15/32 (Reg. S)(f)	EUR	5,050,000	4,724,066
5.861% 6/19/32(d)(f)		4,900,000	4,437,658
Virgin Money UK PLC 5.125% 12/11/30 (Reg. S) (f)	GBP	3,250,000	3,690,099
Wells Fargo & Co.:
2.125% 12/20/23 (Reg. S)	GBP	1,470,000	1,793,040
2.406% 10/30/25(f)		18,129,000	17,321,234
2.572% 2/11/31(f)		10,000,000	8,441,837
3.526% 3/24/28(f)		33,177,000	31,095,767
4.478% 4/4/31(f)		58,414,000	55,592,565
4.897% 7/25/33(f)		35,000,000	33,762,497
5.013% 4/4/51(f)		43,211,000	39,537,489
5.389% 4/24/34(f)		29,117,000	29,155,381
Wells Fargo Bank NA 5.25% 8/1/23 (Reg. S)	GBP	1,450,000	1,800,759
Westpac Banking Corp. 4.11% 7/24/34 (f)		13,519,000	11,955,732
			1,854,347,184
Capital Markets - 3.1%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		13,384,000	12,796,686
4.25% 2/15/24		9,340,000	9,228,382
Ares Capital Corp.:
3.875% 1/15/26		47,916,000	44,473,921
4.2% 6/10/24		31,505,000	30,722,162
AssuredPartners, Inc. 5.625% 1/15/29 (d)		2,035,000	1,760,709
Coinbase Global, Inc.:
3.375% 10/1/28(d)		2,510,000	1,582,295
3.625% 10/1/31(d)		2,775,000	1,616,371
Credit Suisse Group AG:
2.125% 11/15/29 (Reg. S)(f)	GBP	3,900,000	3,818,667
2.593% 9/11/25(d)(f)		38,976,000	36,682,652
3.75% 3/26/25		12,391,000	11,635,149
3.8% 6/9/23		23,347,000	23,300,306
3.869% 1/12/29(d)(f)		11,793,000	10,528,464
4.194% 4/1/31(d)(f)		40,588,000	35,672,387
4.207% 6/12/24(d)(f)		18,061,000	17,823,498
4.282% 1/9/28(d)		6,700,000	6,124,805
6.5% 8/8/23 (Reg. S)		1,435,000	1,399,125
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S)(f)	EUR	3,100,000	3,058,742
4% 6/24/32 (Reg. S)(f)	EUR	6,900,000	6,541,089
4.1% 1/13/26		5,495,000	5,221,308
4.5% 4/1/25		82,560,000	77,069,445
6.125% 12/12/30 (Reg. S)(f)	GBP	6,100,000	7,137,468
Deutsche Bank AG New York Branch:
3.729% 1/14/32(f)		60,841,000	45,587,978
5.882% 7/8/31(f)		10,000,000	8,645,616
6.72% 1/18/29(f)		1,700,000	1,706,794
Goldman Sachs Group, Inc.:
2.383% 7/21/32(f)		34,782,000	28,005,460
2.6% 2/7/30		10,000,000	8,568,310
3.102% 2/24/33(f)		32,036,000	27,166,100
3.691% 6/5/28(f)		128,004,000	120,589,421
3.8% 3/15/30		70,690,000	65,527,622
6.75% 10/1/37		6,976,000	7,445,149
Hightower Holding LLC 6.75% 4/15/29 (d)		2,820,000	2,430,444
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)		1,320,000	1,125,470
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5% 8/15/28 (d)		680,000	553,214
LPL Holdings, Inc. 4.375% 5/15/31 (d)		950,000	825,838
Moody's Corp.:
3.25% 1/15/28		7,339,000	6,907,618
3.75% 3/24/25		20,324,000	19,760,223
4.875% 2/15/24		6,892,000	6,847,403
Morgan Stanley:
2.699% 1/22/31(f)		10,000,000	8,547,814
3.125% 7/27/26		69,344,000	65,401,678
3.622% 4/1/31(f)		39,278,000	35,501,798
4.431% 1/23/30(f)		14,132,000	13,565,454
4.656% 3/2/29(f)	EUR	2,100,000	2,281,879
4.889% 7/20/33(f)		69,805,000	67,381,811
5% 11/24/25		27,517,000	27,451,778
MSCI, Inc.:
3.25% 8/15/33(d)		2,535,000	2,030,351
3.625% 9/1/30(d)		3,935,000	3,374,487
UBS Group AG:
1.494% 8/10/27(d)(f)		21,621,000	18,639,914
4.125% 9/24/25(d)		12,029,000	11,551,534
4.75% 3/17/32 (Reg. S)(f)	EUR	2,910,000	3,098,517
4.988% 8/5/33 (Reg. S)(f)		900,000	847,332
VistaJet Malta Finance PLC / XO Management Holding, Inc.:
6.375% 2/1/30(d)		760,000	604,261
7.875% 5/1/27(d)		760,000	682,434
9.5% 6/1/28(d)		770,000	704,796
			961,552,129
Consumer Finance - 2.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24		41,390,000	38,858,266
2.45% 10/29/26		15,103,000	13,467,441
2.875% 8/14/24		22,114,000	21,242,949
3% 10/29/28		15,819,000	13,715,602
3.3% 1/30/32		26,922,000	21,880,002
4.45% 4/3/26		10,546,000	10,108,565
4.875% 1/16/24		16,603,000	16,458,984
6.5% 7/15/25		13,775,000	13,876,367
Ally Financial, Inc.:
1.45% 10/2/23		8,643,000	8,504,737
3.05% 6/5/23		36,615,000	36,592,653
5.125% 9/30/24		8,417,000	8,219,993
5.75% 11/20/25		20,955,000	20,350,794
5.8% 5/1/25		20,531,000	20,291,899
6.7% 2/14/33		3,800,000	3,341,121
7.1% 11/15/27		32,320,000	33,019,284
8% 11/1/31		20,441,000	21,313,371
Capital One Financial Corp.:
2.636% 3/3/26(f)		17,584,000	16,468,326
3.273% 3/1/30(f)		22,490,000	19,272,249
3.65% 5/11/27		52,443,000	49,173,806
3.8% 1/31/28		24,176,000	22,392,385
4.985% 7/24/26(f)		22,984,000	22,485,477
5.247% 7/26/30(f)		35,910,000	34,017,297
5.268% 5/10/33(f)		10,000,000	9,539,959
Discover Financial Services:
3.95% 11/6/24		9,389,000	9,070,733
4.1% 2/9/27		11,988,000	11,172,272
4.5% 1/30/26		15,184,000	14,715,943
6.7% 11/29/32		5,478,000	5,674,762
Ford Motor Credit Co. LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 2.950% 7.8089% 3/6/26(f)(g)		5,645,000	5,619,942
2.3% 2/10/25		8,755,000	8,171,252
2.9% 2/10/29		5,115,000	4,161,199
3.375% 11/13/25		1,000,000	922,347
3.625% 6/17/31		2,755,000	2,228,078
3.815% 11/2/27		2,280,000	2,023,036
4% 11/13/30		985,000	827,686
4.063% 11/1/24		77,591,000	74,990,809
4.125% 8/17/27		2,225,000	2,009,908
4.389% 1/8/26		2,000,000	1,880,593
4.95% 5/28/27		3,935,000	3,683,147
5.125% 6/16/25		1,000,000	969,511
5.584% 3/18/24		20,831,000	20,701,917
6.86% 6/5/26	GBP	3,580,000	4,396,178
6.95% 3/6/26		7,895,000	7,911,643
OneMain Finance Corp.:
3.5% 1/15/27		2,665,000	2,215,521
3.875% 9/15/28		6,255,000	4,917,994
6.875% 3/15/25		3,290,000	3,170,088
7.125% 3/15/26		6,935,000	6,631,649
Shriram Transport Finance Co. Ltd.:
4.15% 7/18/25(d)		1,290,000	1,209,214
5.1% 7/16/23(d)		305,000	303,094
Synchrony Financial:
3.95% 12/1/27		24,512,000	21,166,619
4.25% 8/15/24		23,318,000	22,134,281
4.375% 3/19/24		19,957,000	19,330,550
5.15% 3/19/29		36,585,000	32,400,031
			769,201,524
Financial Services - 1.2%
AGPS BondCo PLC:
4.625% 1/14/26 (Reg. S)(f)	EUR	16,200,000	7,272,796
5% 4/27/27 (Reg. S)	EUR	1,800,000	711,887
Altus Midstream LP 5.875% 6/15/30 (d)		2,300,000	2,179,250
Blackstone Private Credit Fund:
4.7% 3/24/25		63,655,000	61,426,803
4.875% 4/14/26	GBP	6,500,000	7,263,709
7.05% 9/29/25		28,315,000	28,230,522
Block, Inc.:
2.75% 6/1/26		950,000	854,896
3.5% 6/1/31		4,384,000	3,580,777
Brixmor Operating Partnership LP:
3.85% 2/1/25		9,126,000	8,768,904
4.05% 7/1/30		19,581,000	17,656,317
4.125% 6/15/26		15,162,000	14,290,838
4.125% 5/15/29		18,497,000	16,760,842
Corebridge Financial, Inc.:
3.5% 4/4/25		7,079,000	6,757,643
3.65% 4/5/27		24,155,000	22,600,941
3.85% 4/5/29		9,902,000	8,927,438
3.9% 4/5/32		11,788,000	10,223,739
4.35% 4/5/42		2,681,000	2,144,038
4.4% 4/5/52		7,930,000	6,035,310
Emerald Debt Merger Sub LLC 6.625% 12/15/30 (d)		2,080,000	2,063,360
GACI First Investment 5.25% 10/13/32 (Reg. S)		585,000	601,380
GGAM Finance Ltd.:
7.75% 5/15/26(d)(i)		1,905,000	1,890,236
8% 6/15/28(d)(i)		2,860,000	2,816,385
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		7,285,000	5,574,482
5.25% 5/15/27		16,575,000	13,632,938
6.25% 5/15/26		11,111,000	9,727,976
Jackson Financial, Inc.:
5.17% 6/8/27		10,301,000	9,850,041
5.67% 6/8/32		12,953,000	12,351,227
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	5,600,000	4,689,187
Liberty Costa Rica SR SF 10.875% 1/15/31 (d)		1,145,000	1,087,750
MDGH GMTN RSC Ltd.:
2.875% 11/7/29(d)		1,375,000	1,247,641
4.375% 11/22/33(d)		870,000	847,163
5.084% 5/22/53(d)		1,540,000	1,531,530
5.5% 4/28/33(d)		810,000	859,764
Nationwide Building Society 6.178% 12/7/27 (Reg. S) (f)	GBP	2,200,000	2,712,153
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (d)		22,337,000	22,095,053
Pine Street Trust I 4.572% 2/15/29 (d)		19,248,000	17,957,593
Pine Street Trust II 5.568% 2/15/49 (d)		19,200,000	16,643,837
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (d)		620,000	409,975
Quicken Loans LLC/Quicken Loans Co.-Issuer, Inc. 4% 10/15/33 (d)		760,000	572,375
VMED O2 UK Financing I PLC 4.25% 1/31/31 (d)		5,560,000	4,477,846
			359,326,542
Insurance - 0.9%
Acrisure LLC / Acrisure Finance, Inc.:
4.25% 2/15/29(d)		760,000	639,365
7% 11/15/25(d)		380,000	360,060
AIA Group Ltd.:
0.88% 9/9/33 (Reg. S)(f)	EUR	2,000,000	1,694,442
3.375% 4/7/30(d)		28,695,000	26,379,452
Alliant Holdings Intermediate LLC:
4.25% 10/15/27(d)		6,756,000	6,077,112
6.75% 10/15/27(d)		955,000	890,072
6.75% 4/15/28(d)		3,690,000	3,620,013
American International Group, Inc. 2.5% 6/30/25		36,668,000	34,754,614
AmWINS Group, Inc. 4.875% 6/30/29 (d)		6,570,000	5,864,005
Cloverie PLC 4.5% 9/11/44 (Reg. S) (f)		4,198,000	3,988,302
Credit Agricole Assurances SA 4.75% 9/27/48 (f)	EUR	3,300,000	3,361,280
Demeter Investments BV:
5.625% 8/15/52 (Reg. S)(f)		6,561,000	6,150,938
5.75% 8/15/50 (Reg. S)(f)		14,850,000	14,266,930
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (f)	EUR	2,400,000	2,230,324
Five Corners Funding Trust II 2.85% 5/15/30 (d)		42,017,000	35,865,149
HUB International Ltd. 7% 5/1/26 (d)		1,335,000	1,314,965
Liberty Mutual Group, Inc. 4.569% 2/1/29 (d)		8,055,000	7,656,610
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29		12,747,000	12,442,298
4.75% 3/15/39		5,849,000	5,420,268
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (d)		21,378,000	14,405,044
Pricoa Global Funding I 5.375% 5/15/45 (f)		11,144,000	10,612,431
Prudential Funding Asia PLC 2.95% 11/3/33 (Reg. S) (f)		11,200,000	9,531,200
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S)(f)	GBP	5,100,000	4,925,759
6.75% 12/2/44 (Reg. S)(f)		6,610,000	6,527,375
Sagicor Financial Co. Ltd. 5.3% 5/13/28 (d)		900,000	850,500
Swiss Re Finance Luxembourg SA 5% 4/2/49 (d)(f)		7,600,000	7,258,000
TIAA Asset Management Finance LLC 4.125% 11/1/24 (d)		3,853,000	3,751,186
Unum Group:
3.875% 11/5/25		13,752,000	13,041,725
4% 6/15/29		15,636,000	14,682,561
5.75% 8/15/42		16,274,000	14,903,263
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (f)		4,950,000	3,919,677
			277,384,920
TOTAL FINANCIALS			4,221,812,299

HEALTH CARE - 1.8%
Biotechnology - 0.2%
Amgen, Inc.:
5.15% 3/2/28		13,347,000	13,457,392
5.25% 3/2/30		12,184,000	12,278,570
5.25% 3/2/33		13,756,000	13,804,592
5.6% 3/2/43		15,158,000	15,013,423
5.65% 3/2/53		6,496,000	6,498,435
5.75% 3/2/63		11,839,000	11,766,666
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)		6,350,000	3,490,059
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)		2,180,000	1,844,171
			78,153,308
Health Care Equipment & Supplies - 0.0%
Avantor Funding, Inc.:
3.875% 11/1/29(d)		2,350,000	2,050,017
4.625% 7/15/28(d)		1,545,000	1,429,077
Embecta Corp. 5% 2/15/30 (d)		1,560,000	1,306,129
Hologic, Inc. 3.25% 2/15/29 (d)		1,250,000	1,091,667
Mozart Borrower LP 3.875% 4/1/29 (d)		950,000	819,332
Teleflex, Inc. 4.25% 6/1/28 (d)		1,370,000	1,259,871
Werfenlife SA 4.625% 6/6/28 (Reg. S) (i)	EUR	2,300,000	2,463,756
			10,419,849
Health Care Providers & Services - 1.2%
180 Medical, Inc. 3.875% 10/15/29 (d)		1,845,000	1,613,568
AMN Healthcare 4% 4/15/29 (d)		1,215,000	1,063,514
Cano Health, Inc. 6.25% 10/1/28 (d)		220,000	146,300
Centene Corp.:
2.45% 7/15/28		29,620,000	25,451,281
2.5% 3/1/31		2,575,000	2,060,386
2.625% 8/1/31		13,830,000	11,059,708
3% 10/15/30		2,650,000	2,210,784
3.375% 2/15/30		24,530,000	21,150,011
4.25% 12/15/27		18,995,000	17,851,121
4.625% 12/15/29		28,835,000	26,741,579
Cigna Group:
3.05% 10/15/27		10,400,000	9,699,982
4.375% 10/15/28		19,595,000	19,100,295
Community Health Systems, Inc.:
4.75% 2/15/31(d)		7,305,000	5,248,841
5.25% 5/15/30(d)		12,305,000	9,242,504
5.625% 3/15/27(d)		7,615,000	6,518,304
6% 1/15/29(d)		3,545,000	2,858,440
6.125% 4/1/30(d)		3,460,000	1,868,920
6.875% 4/15/29(d)		2,610,000	1,467,760
8% 3/15/26(d)		3,460,000	3,230,708
CVS Health Corp.:
3% 8/15/26		2,303,000	2,170,810
3.625% 4/1/27		7,027,000	6,719,889
4.78% 3/25/38		18,481,000	17,092,919
5% 1/30/29		10,678,000	10,684,775
5.25% 1/30/31		4,378,000	4,394,609
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31(d)		1,425,000	1,130,539
4.625% 6/1/30(d)		7,970,000	6,825,870
HCA Holdings, Inc.:
3.5% 9/1/30		20,891,000	18,471,141
3.625% 3/15/32(d)		3,086,000	2,689,684
5.5% 6/15/47		1,900,000	1,738,951
5.625% 9/1/28		16,701,000	16,826,385
5.875% 2/1/29		15,195,000	15,441,290
HealthEquity, Inc. 4.5% 10/1/29 (d)		3,845,000	3,414,238
Humana, Inc.:
3.7% 3/23/29		9,378,000	8,695,632
5.875% 3/1/33		1,900,000	1,995,545
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)		1,075,000	817,656
Molina Healthcare, Inc.:
3.875% 11/15/30(d)		2,205,000	1,886,339
3.875% 5/15/32(d)		1,015,000	845,738
Option Care Health, Inc. 4.375% 10/31/29 (d)		480,000	413,981
Owens & Minor, Inc. 4.5% 3/31/29 (d)		1,505,000	1,234,100
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (d)		5,655,000	5,202,600
RP Escrow Issuer LLC 5.25% 12/15/25 (d)		2,790,000	1,862,883
Sabra Health Care LP 3.2% 12/1/31		36,074,000	26,665,724
Tenet Healthcare Corp.:
4.25% 6/1/29		4,960,000	4,454,031
4.375% 1/15/30		5,560,000	4,953,972
4.625% 7/15/24		787,000	787,000
4.625% 6/15/28		4,460,000	4,147,743
6.125% 10/1/28		5,785,000	5,483,049
6.125% 6/15/30(d)		4,220,000	4,078,548
6.25% 2/1/27		2,030,000	1,999,667
6.75% 5/15/31(d)		665,000	664,342
Toledo Hospital 5.325% 11/15/28		6,970,000	5,788,306
			358,161,962
Health Care Technology - 0.0%
Athenahealth Group, Inc. 6.5% 2/15/30 (d)		1,140,000	938,998
IQVIA, Inc. 6.5% 5/15/30 (d)		1,895,000	1,927,044
			2,866,042
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
3.75% 3/15/29(d)		1,715,000	1,505,256
4% 3/15/31(d)		1,715,000	1,473,545
4.25% 5/1/28(d)		515,000	467,908
			3,446,709
Pharmaceuticals - 0.4%
1375209 BC Ltd. 9% 1/30/28 (d)		1,908,000	1,902,987
Bayer AG:
3.75% 7/1/74 (Reg. S)(f)	EUR	3,300,000	3,420,279
4.625% 5/26/33 (Reg. S)	EUR	2,550,000	2,783,534
Bayer U.S. Finance II LLC 4.25% 12/15/25 (d)		13,965,000	13,558,756
Catalent Pharma Solutions 3.5% 4/1/30 (d)		2,355,000	1,898,625
Elanco Animal Health, Inc.:
6.022% 8/28/23		10,157,000	10,080,823
6.65% 8/28/28(f)		4,279,000	4,094,618
Jazz Securities DAC 4.375% 1/15/29 (d)		3,665,000	3,283,768
Mylan NV 4.55% 4/15/28		13,507,000	12,767,457
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28(d)		6,530,000	5,813,276
5.125% 4/30/31(d)		1,845,000	1,565,579
Teva Pharmaceutical Finance Netherlands III BV:
3.15% 10/1/26		2,295,000	2,046,205
4.75% 5/9/27		720,000	663,376
7.875% 9/15/29		2,120,000	2,175,308
8.125% 9/15/31		585,000	607,456
Utah Acquisition Sub, Inc. 3.95% 6/15/26		7,088,000	6,738,870
Viatris, Inc.:
1.65% 6/22/25		3,717,000	3,421,544
2.7% 6/22/30		28,896,000	23,221,483
3.85% 6/22/40		8,232,000	5,535,731
4% 6/22/50		14,216,000	9,132,742
			114,712,417
TOTAL HEALTH CARE			567,760,287

INDUSTRIALS - 1.7%
Aerospace & Defense - 0.4%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (d)		5,811,000	5,683,319
Bombardier, Inc. 7.875% 4/15/27 (d)		6,280,000	6,208,808
BWX Technologies, Inc.:
4.125% 6/30/28(d)		5,665,000	5,119,946
4.125% 4/15/29(d)		2,565,000	2,269,972
DAE Funding LLC:
1.55% 8/1/24(d)		1,670,000	1,579,507
1.625% 2/15/24(d)		810,000	779,524
Embraer Netherlands Finance BV:
5.05% 6/15/25		1,920,000	1,881,024
5.4% 2/1/27		1,290,000	1,236,223
Howmet Aerospace, Inc.:
5.9% 2/1/27		1,000,000	1,016,992
5.95% 2/1/37		760,000	760,277
6.875% 5/1/25		1,000,000	1,022,174
Moog, Inc. 4.25% 12/15/27 (d)		285,000	265,750
Rolls-Royce PLC:
1.625% 5/9/28 (Reg. S)	EUR	3,350,000	2,999,226
3.375% 6/18/26	GBP	3,160,000	3,526,001
The Boeing Co.:
5.04% 5/1/27		13,707,000	13,608,047
5.15% 5/1/30		13,707,000	13,594,549
5.705% 5/1/40		13,710,000	13,506,674
5.93% 5/1/60		13,710,000	13,363,407
TransDigm, Inc.:
4.625% 1/15/29		8,195,000	7,263,310
5.5% 11/15/27		17,802,000	16,733,880
6.25% 3/15/26(d)		9,860,000	9,792,495
6.375% 6/15/26		2,000,000	1,975,657
6.75% 8/15/28(d)		2,855,000	2,858,289
7.5% 3/15/27		1,917,000	1,911,628
			128,956,679
Air Freight & Logistics - 0.0%
Aercap Global Aviation Trust 6.5% 6/15/45 (d)(f)		330,000	322,385
Aeropuerto Internacional de Tocumen SA:
4% 8/11/41(d)		740,000	585,525
5.125% 8/11/61(d)		545,000	408,341
Rand Parent LLC 8.5% 2/15/30 (d)		1,330,000	1,148,122
			2,464,373
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)		3,005,000	2,833,259
Builders FirstSource, Inc. 4.25% 2/1/32 (d)		3,090,000	2,654,743
			5,488,002
Commercial Services & Supplies - 0.2%
ADT Corp. 4.125% 8/1/29 (d)		2,555,000	2,229,238
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29(d)		3,520,000	2,604,800
9.75% 7/15/27(d)		2,545,000	2,232,859
APX Group, Inc.:
5.75% 7/15/29(d)		1,895,000	1,618,991
6.75% 2/15/27(d)		2,091,000	2,059,515
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)		14,502,000	13,344,938
Clean Harbors, Inc. 6.375% 2/1/31 (d)		945,000	946,843
CoreCivic, Inc.:
4.75% 10/15/27		8,585,000	7,275,788
8.25% 4/15/26		10,495,000	10,497,689
Covanta Holding Corp. 4.875% 12/1/29 (d)		2,575,000	2,234,146
GFL Environmental, Inc.:
3.75% 8/1/25(d)		2,000,000	1,894,535
5.125% 12/15/26(d)		2,000,000	1,927,663
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (d)		2,740,000	2,445,450
Madison IAQ LLC:
4.125% 6/30/28(d)		4,505,000	3,892,596
5.875% 6/30/29(d)		4,755,000	3,619,537
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (d)		3,195,000	2,923,425
PowerTeam Services LLC 9.033% 12/4/25 (d)		1,270,000	1,085,858
Prime Securities Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26 (d)		1,995,000	1,951,751
Stericycle, Inc.:
3.875% 1/15/29(d)		5,130,000	4,524,352
5.375% 7/15/24(d)		835,000	825,544
The Bidvest Group UK PLC 3.625% 9/23/26 (d)		875,000	776,180
The GEO Group, Inc.:
9.5% 12/31/28(d)		2,569,000	2,511,198
10.5% 6/30/28		1,030,000	1,033,388
			74,456,284
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		1,275,000	1,230,375
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (d)		1,510,000	1,186,392
Greensaif Pipelines Bidco SARL:
6.129% 2/23/38(d)		3,115,000	3,197,353
6.51% 2/23/42(d)		850,000	886,816
Pike Corp. 5.5% 9/1/28 (d)		5,873,000	5,241,653
Railworks Holdings LP 8.25% 11/15/28 (d)		1,935,000	1,809,752
SRS Distribution, Inc.:
4.625% 7/1/28(d)		1,980,000	1,747,133
6% 12/1/29(d)		1,695,000	1,391,912
			16,691,386
Electrical Equipment - 0.0%
Regal Rexnord Corp.:
6.05% 2/15/26(d)		2,990,000	2,996,495
6.05% 4/15/28(d)		1,995,000	1,971,535
6.3% 2/15/30(d)		1,995,000	1,990,305
Sensata Technologies BV:
4% 4/15/29(d)		1,985,000	1,768,102
5% 10/1/25(d)		380,000	373,491
			9,099,928
Ground Transportation - 0.1%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	4,151,000	4,165,619
JSC Georgian Railway 4% 6/17/28 (d)		520,000	441,935
Uber Technologies, Inc.:
4.5% 8/15/29(d)		3,040,000	2,773,023
7.5% 5/15/25(d)		5,190,000	5,250,440
8% 11/1/26(d)		7,245,000	7,388,900
XPO, Inc.:
6.25% 6/1/28(d)		570,000	560,973
7.125% 6/1/31(d)		940,000	931,277
			21,512,167
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% 6/15/29 (d)		1,900,000	1,485,039
Turkiye Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (d)		1,235,000	1,172,324
			2,657,363
Machinery - 0.1%
Chart Industries, Inc. 7.5% 1/1/30 (d)		290,000	292,920
Mueller Water Products, Inc. 4% 6/15/29 (d)		2,825,000	2,536,850
Vertical Holdco GmbH 7.625% 7/15/28 (d)		2,445,000	2,135,749
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)		8,885,000	8,180,217
			13,145,736
Marine Transportation - 0.0%
MISC Capital Two (Labuan) Ltd.:
3.625% 4/6/25(d)		915,000	882,861
3.75% 4/6/27(d)		1,460,000	1,375,411
Seaspan Corp. 5.5% 8/1/29 (d)		7,650,000	6,015,195
			8,273,467
Passenger Airlines - 0.1%
Air Canada 3.875% 8/15/26 (d)		1,405,000	1,304,242
American Airlines, Inc. 7.25% 2/15/28 (d)		950,000	929,593
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (d)		7,690,000	7,546,969
Azul Investments LLP:
5.875% 10/26/24(d)		2,048,000	1,657,344
7.25% 6/15/26(d)		695,000	529,720
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (d)		564,000	553,186
Mileage Plus Holdings LLC 6.5% 6/20/27 (d)		850,000	848,543
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (d)		4,920,000	4,981,372
			18,350,969
Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (d)		1,795,000	1,617,404
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (d)		6,990,000	6,264,158
CoreLogic, Inc. 4.5% 5/1/28 (d)		2,675,000	2,151,583
Korn Ferry 4.625% 12/15/27 (d)		705,000	667,776
Thomson Reuters Corp. 3.85% 9/29/24		2,221,000	2,159,154
TriNet Group, Inc. 3.5% 3/1/29 (d)		5,700,000	4,882,830
			17,742,905
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
3% 9/15/23		2,041,000	2,025,730
3.375% 7/1/25		24,376,000	23,119,032
4.25% 2/1/24		18,355,000	18,134,276
4.25% 9/15/24		7,664,000	7,492,190
Travis Perkins PLC:
3.75% 2/17/26 (Reg. S)	GBP	3,353,000	3,775,765
4.5% 9/7/23 (Reg. S)	GBP	2,666,000	3,274,107
United Rentals North America, Inc. 6% 12/15/29 (d)		950,000	950,329
			58,771,429
Transportation Infrastructure - 0.4%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25(d)		37,550,000	35,025,256
3.95% 7/1/24(d)		7,125,000	6,891,618
4.25% 4/15/26(d)		5,430,000	5,027,584
4.375% 5/1/26(d)		16,881,000	15,589,509
5.25% 5/15/24(d)		13,457,000	13,247,634
5.5% 1/15/26(d)		14,454,000	13,912,705
6.375% 5/4/28(d)		23,134,000	22,596,310
DP World Crescent Ltd.:
3.7495% 1/30/30(d)		2,070,000	1,940,366
3.875% 7/18/29 (Reg. S)		815,000	773,384
DP World Ltd. 5.625% 9/25/48 (d)		1,080,000	998,528
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)		1,940,000	1,609,574
Heathrow Funding Ltd.:
2.625% 3/16/28 (Reg. S)	GBP	4,000,000	4,122,361
7.125% 2/14/24	GBP	6,708,000	8,384,386
Holding d'Infrastructures et des Metiers de l'Environnement 0.625% 9/16/28 (Reg. S)	EUR	1,900,000	1,666,280
			131,785,495
TOTAL INDUSTRIALS			509,396,183

INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.0%
CommScope, Inc.:
4.75% 9/1/29(d)		1,960,000	1,543,777
6% 3/1/26(d)		4,260,000	4,000,198
HTA Group Ltd. 7% 12/18/25 (d)		4,175,000	3,873,095
			9,417,070
Electronic Equipment, Instruments & Components - 0.2%
Coherent Corp. 5% 12/15/29 (d)		5,505,000	4,895,541
Dell International LLC/EMC Corp.:
5.85% 7/15/25		5,060,000	5,126,401
6.02% 6/15/26		5,064,000	5,183,270
6.1% 7/15/27		9,288,000	9,664,243
6.2% 7/15/30		8,040,000	8,369,003
Sensata Technologies, Inc. 3.75% 2/15/31 (d)		950,000	805,331
TTM Technologies, Inc. 4% 3/1/29 (d)		8,080,000	6,843,754
			40,887,543
IT Services - 0.1%
Acuris Finance U.S. 5% 5/1/28 (d)		5,965,000	4,609,303
CA Magnum Holdings 5.375% 10/31/26 (d)		1,585,000	1,373,303
Gartner, Inc.:
3.625% 6/15/29(d)		465,000	413,164
3.75% 10/1/30(d)		830,000	727,948
4.5% 7/1/28(d)		3,690,000	3,473,867
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29(d)		4,275,000	3,697,722
5.25% 12/1/27(d)		3,305,000	3,156,275
Rackspace Hosting, Inc.:
3.5% 2/15/28(d)		4,380,000	1,742,565
5.375% 12/1/28(d)		31,459,000	8,061,944
			27,256,091
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.:
1.95% 2/15/28(d)		6,532,000	5,678,141
2.45% 2/15/31(d)		67,355,000	54,386,511
2.6% 2/15/33(d)		59,307,000	46,120,220
3.5% 2/15/41(d)		44,880,000	33,216,367
Entegris Escrow Corp.:
4.75% 4/15/29(d)		6,310,000	5,899,267
5.95% 6/15/30(d)		8,200,000	7,899,465
Entegris, Inc. 3.625% 5/1/29 (d)		1,775,000	1,531,665
onsemi 3.875% 9/1/28 (d)		2,785,000	2,514,939
			157,246,575
Software - 0.5%
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		6,285,000	5,632,931
Clarivate Science Holdings Corp.:
3.875% 7/1/28(d)		1,065,000	941,006
4.875% 7/1/29(d)		1,075,000	923,253
Cloud Software Group, Inc. 9% 9/30/29 (d)		6,570,000	5,584,500
Elastic NV 4.125% 7/15/29 (d)		2,840,000	2,455,966
Fair Isaac Corp. 4% 6/15/28 (d)		2,835,000	2,608,052
Gen Digital, Inc.:
5% 4/15/25(d)		1,910,000	1,865,570
7.125% 9/30/30(d)		955,000	953,351
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)		5,438,000	4,520,338
MicroStrategy, Inc. 6.125% 6/15/28 (d)		5,135,000	4,467,450
Open Text Corp.:
3.875% 2/15/28(d)		2,295,000	2,008,763
3.875% 12/1/29(d)		2,900,000	2,415,316
Open Text Holdings, Inc.:
4.125% 2/15/30(d)		3,825,000	3,237,985
4.125% 12/1/31(d)		1,535,000	1,259,229
Oracle Corp.:
1.65% 3/25/26		24,761,000	22,614,953
2.3% 3/25/28		39,119,000	34,610,929
2.8% 4/1/27		26,554,000	24,518,976
2.875% 3/25/31		49,210,000	41,838,414
SS&C Technologies, Inc. 5.5% 9/30/27 (d)		765,000	730,186
			163,187,168
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd.:
3.421% 11/2/30(d)		1,305,000	1,091,551
5.875% 4/24/25 (Reg. S)		305,000	304,676
Seagate HDD Cayman:
5.75% 12/1/34		2,100,000	1,835,504
8.25% 12/15/29(d)		950,000	971,402
8.5% 7/15/31(d)		1,145,000	1,172,984
			5,376,117
TOTAL INFORMATION TECHNOLOGY			403,370,564

MATERIALS - 0.7%
Chemicals - 0.4%
Braskem Idesa SAPI:
6.99% 2/20/32(d)		665,000	452,200
7.45% 11/15/29(d)		900,000	673,875
Braskem Netherlands BV 7.25% 2/13/33 (d)		640,000	615,392
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (d)		22,824,000	22,826,402
CVR Partners LP 6.125% 6/15/28 (d)		2,505,000	2,173,808
Element Solutions, Inc. 3.875% 9/1/28 (d)		2,055,000	1,798,527
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (d)		1,645,000	1,497,690
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26(d)		2,600,000	2,372,500
7% 12/31/27(d)		665,000	570,856
LSB Industries, Inc. 6.25% 10/15/28 (d)		1,500,000	1,357,500
Meglobal BV:
2.625% 4/28/28(d)		735,000	643,033
4.25% 11/3/26(d)		605,000	584,695
MEGlobal Canada, Inc. 5% 5/18/25 (d)		1,160,000	1,142,818
Methanex Corp.:
5.125% 10/15/27		7,417,000	6,905,774
5.65% 12/1/44		6,047,000	4,811,079
NOVA Chemicals Corp.:
4.25% 5/15/29(d)		2,885,000	2,376,076
4.875% 6/1/24(d)		2,621,000	2,559,018
5% 5/1/25(d)		1,650,000	1,613,816
5.25% 6/1/27(d)		3,385,000	3,055,053
Nufarm Australia Ltd. 5% 1/27/30 (d)		3,605,000	3,244,714
OCP SA:
3.75% 6/23/31(d)		1,380,000	1,130,134
4.5% 10/22/25(d)		305,000	295,526
5.625% 4/25/24(d)		1,710,000	1,698,030
6.875% 4/25/44(d)		275,000	250,388
Olin Corp. 5% 2/1/30		1,895,000	1,726,151
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28(d)		2,755,000	2,209,274
6.25% 10/1/29(d)		3,180,000	2,360,952
9.75% 11/15/28(d)(i)		5,025,000	4,987,313
Orbia Advance Corp. S.A.B. de CV:
1.875% 5/11/26(d)		1,640,000	1,475,426
2.875% 5/11/31(d)		875,000	690,047
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		2,140,000	1,868,889
5.5% 3/18/31		490,000	380,540
5.875% 3/27/24		900,000	885,544
8.75% 5/3/29(d)		295,000	282,483
SCIH Salt Holdings, Inc.:
4.875% 5/1/28(d)		380,000	336,724
6.625% 5/1/29(d)		1,895,000	1,569,769
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)		2,140,000	1,974,382
The Chemours Co. LLC:
4.625% 11/15/29(d)		1,770,000	1,432,696
5.375% 5/15/27		5,878,000	5,411,987
5.75% 11/15/28(d)		4,600,000	4,049,431
The Scotts Miracle-Gro Co.:
4% 4/1/31		380,000	301,693
4.375% 2/1/32		570,000	455,504
Tronox, Inc. 4.625% 3/15/29 (d)		950,000	771,101
W.R. Grace Holding LLC:
5.625% 8/15/29(d)		7,045,000	5,849,011
7.375% 3/1/31(d)		770,000	754,600
			104,422,421
Containers & Packaging - 0.1%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (d)(f)		770,000	598,513
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28(d)		850,000	725,641
4% 9/1/29(d)		1,745,000	1,368,462
6% 6/15/27(d)		2,965,000	2,911,931
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26(d)		2,500,000	2,335,006
5.25% 8/15/27(d)		1,340,000	1,124,624
5.25% 8/15/27(d)		2,860,000	2,400,316
Ball Corp.:
2.875% 8/15/30		950,000	786,724
4.875% 3/15/26		2,995,000	2,930,002
6% 6/15/29		1,210,000	1,212,372
Berry Global, Inc. 4.875% 7/15/26 (d)		2,605,000	2,519,884
BWAY Holding Co. 7.875% 8/15/26 (d)		2,855,000	2,829,646
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29(d)		1,175,000	1,112,677
8.75% 4/15/30(d)		2,890,000	2,499,700
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)		950,000	805,420
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)		1,190,000	1,045,820
Owens-Brockway Glass Container, Inc. 7.25% 5/15/31 (d)		950,000	966,625
Sealed Air Corp. 5% 4/15/29 (d)		3,275,000	3,038,447
Sealed Air Corp./Sealed Air Cor 6.125% 2/1/28 (d)		1,195,000	1,184,038
Trivium Packaging Finance BV:
5.5% 8/15/26(d)		3,219,000	3,058,407
8.5% 8/15/27(d)		2,499,000	2,353,107
			37,807,362
Metals & Mining - 0.2%
Antofagasta PLC:
2.375% 10/14/30(d)		1,860,000	1,501,950
5.625% 5/13/32(d)		665,000	650,370
ATI, Inc.:
4.875% 10/1/29		2,005,000	1,779,404
5.875% 12/1/27		2,275,000	2,166,938
Celtic Resources Holdings DAC 4.125% 10/9/24 (c)(d)(e)		1,205,000	166,441
Cleveland-Cliffs, Inc. 4.875% 3/1/31 (d)		380,000	324,723
Commercial Metals Co.:
3.875% 2/15/31		1,150,000	966,968
4.125% 1/15/30		2,295,000	2,014,556
Compania de Minas Buenaventura SAA 5.5% 7/23/26 (d)		675,000	576,923
Constellium NV 5.875% 2/15/26 (d)		1,390,000	1,369,393
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29(d)		290,000	255,073
3.15% 1/14/30(d)		750,000	662,016
3.7% 1/30/50(d)		2,620,000	1,926,191
5.125% 2/2/33(d)		790,000	781,508
CSN Islands XI Corp. 6.75% 1/28/28 (d)		1,630,000	1,503,064
CSN Resources SA 5.875% 4/8/32 (d)		1,050,000	838,688
Eldorado Gold Corp. 6.25% 9/1/29 (d)		1,420,000	1,274,450
Endeavour Mining PLC 5% 10/14/26 (d)		900,000	784,294
ERO Copper Corp. 6.5% 2/15/30 (d)		4,945,000	4,316,058
First Quantum Minerals Ltd.:
6.875% 3/1/26(d)		1,455,000	1,409,531
6.875% 10/15/27(d)		5,745,000	5,443,388
7.5% 4/1/25(d)		1,550,000	1,545,447
8.625% 6/1/31(d)		725,000	715,031
FMG Resources Pty Ltd.:
4.375% 4/1/31(d)		950,000	802,912
4.5% 9/15/27(d)		1,105,000	1,046,296
5.125% 5/15/24(d)		775,000	774,466
Fresnillo PLC 4.25% 10/2/50 (d)		940,000	690,195
Gcm Mining Corp. 6.875% 8/9/26 (d)		1,890,000	1,398,600
HudBay Minerals, Inc. 4.5% 4/1/26 (d)		1,290,000	1,182,145
Kaiser Aluminum Corp.:
4.5% 6/1/31(d)		1,235,000	970,401
4.625% 3/1/28(d)		4,387,000	3,834,194
Metinvest BV 8.5% 4/23/26 (Reg. S)		435,000	282,750
Mineral Resources Ltd. 8.5% 5/1/30 (d)		3,130,000	3,141,738
Novelis Corp.:
3.25% 11/15/26(d)		575,000	519,373
3.875% 8/15/31(d)		955,000	784,214
PMHC II, Inc. 9% 2/15/30 (d)		3,010,000	2,236,385
POSCO:
5.75% 1/17/28(d)		1,135,000	1,168,016
5.875% 1/17/33(d)		490,000	522,897
PT Freeport Indonesia:
4.763% 4/14/27(d)		580,000	565,065
5.315% 4/14/32(d)		1,300,000	1,219,433
6.2% 4/14/52(d)		670,000	595,798
PT Indonesia Asahan Aluminium 5.45% 5/15/30 (d)		1,595,000	1,557,119
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)		2,580,000	2,283,300
Stillwater Mining Co.:
4% 11/16/26(d)		1,490,000	1,297,045
4.5% 11/16/29(d)		700,000	553,131
TMK Capital SA 4.3% 2/12/27 (Reg. S) (c)(e)		990,000	616,770
VM Holding SA 6.5% 1/18/28 (d)		1,405,000	1,328,147
Volcan Compania Minera SAA 4.375% 2/11/26 (d)		1,165,000	776,036
			63,118,831
Paper & Forest Products - 0.0%
Glatfelter Corp. 4.75% 11/15/29 (d)		1,910,000	1,212,382
LABL, Inc.:
5.875% 11/1/28(d)		575,000	516,781
6.75% 7/15/26(d)		385,000	370,087
9.5% 11/1/28(d)		385,000	386,709
10.5% 7/15/27(d)		1,150,000	1,071,589
Mercer International, Inc. 5.125% 2/1/29		1,235,000	976,488
SPA Holdings 3 OY 4.875% 2/4/28 (d)		3,940,000	3,269,941
			7,803,977
TOTAL MATERIALS			213,152,591

REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30		16,606,000	16,064,832
American Finance Trust, Inc./American Finance Operating Partnership LP 4.5% 9/30/28 (d)		1,420,000	1,086,300
American Homes 4 Rent LP:
2.375% 7/15/31		2,770,000	2,198,238
3.625% 4/15/32		10,838,000	9,368,968
American Tower Corp.:
4.05% 3/15/32		1,254,000	1,143,030
5.55% 7/15/33		1,450,000	1,459,492
Boston Properties, Inc.:
3.25% 1/30/31		15,144,000	12,119,541
4.5% 12/1/28		12,665,000	11,329,128
6.75% 12/1/27		16,978,000	16,994,725
Corporate Office Properties LP:
2% 1/15/29		2,119,000	1,624,447
2.25% 3/15/26		6,484,000	5,736,983
2.75% 4/15/31		6,131,000	4,571,226
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (d)		3,340,000	2,872,400
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (d)		1,115,000	797,730
Healthcare Trust of America Holdings LP:
3.1% 2/15/30		4,838,000	4,134,904
3.5% 8/1/26		5,039,000	4,662,804
Healthpeak Op LLC:
3.25% 7/15/26		2,056,000	1,929,981
3.5% 7/15/29		2,351,000	2,136,222
Hudson Pacific Properties LP 4.65% 4/1/29		27,154,000	19,352,752
Invitation Homes Operating Partnership LP 4.15% 4/15/32		16,356,000	14,680,357
Iron Mountain, Inc. 4.5% 2/15/31 (d)		950,000	808,966
Kite Realty Group Trust 4.75% 9/15/30		1,467,000	1,318,745
LXP Industrial Trust (REIT):
2.7% 9/15/30		7,113,000	5,703,506
4.4% 6/15/24		2,936,000	2,868,413
MPT Operating Partnership LP/MPT Finance Corp.:
2.5% 3/24/26	GBP	2,850,000	2,765,301
3.5% 3/15/31		7,435,000	5,017,920
4.625% 8/1/29		6,155,000	4,594,894
5% 10/15/27		18,776,000	15,417,969
5.25% 8/1/26		1,905,000	1,683,752
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		23,679,000	17,508,585
3.375% 2/1/31		13,097,000	10,334,793
3.625% 10/1/29		39,642,000	32,432,063
4.375% 8/1/23		5,521,000	5,485,444
4.5% 1/15/25		6,808,000	6,540,934
4.5% 4/1/27		32,478,000	30,201,392
4.75% 1/15/28		18,782,000	17,218,585
4.95% 4/1/24		11,105,000	10,931,096
5.25% 1/15/26		18,623,000	18,101,344
Park Intermediate Holdings LLC 7.5% 6/1/25 (d)		1,000,000	1,000,000
Piedmont Operating Partnership LP 2.75% 4/1/32		5,512,000	3,762,770
Realty Income Corp.:
2.2% 6/15/28		3,122,000	2,729,435
3.4% 1/15/28		6,031,000	5,614,823
Retail Opportunity Investments Partnership LP:
4% 12/15/24		2,151,000	2,067,731
5% 12/15/23		1,293,000	1,279,248
RLJ Lodging Trust LP 3.75% 7/1/26 (d)		660,000	601,425
SBA Communications Corp. 3.125% 2/1/29		3,313,000	2,790,662
Senior Housing Properties Trust 9.75% 6/15/25		341,000	329,783
Simon Property Group LP 2.45% 9/13/29		6,352,000	5,410,120
SITE Centers Corp.:
3.625% 2/1/25		5,451,000	5,135,149
4.25% 2/1/26		18,338,000	17,326,510
Store Capital Corp.:
2.7% 12/1/31		7,899,000	5,429,910
2.75% 11/18/30		7,730,000	5,601,808
4.625% 3/15/29		5,948,000	5,125,611
Sun Communities Operating LP:
2.3% 11/1/28		6,226,000	5,272,892
2.7% 7/15/31		15,891,000	12,537,973
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28(d)		12,375,000	9,923,866
6.5% 2/15/29(d)		34,205,000	21,920,852
10.5% 2/15/28(d)		8,150,000	7,907,319
Uniti Group, Inc. 6% 1/15/30 (d)		10,595,000	6,528,003
Ventas Realty LP:
3% 1/15/30		28,128,000	24,203,141
3.5% 2/1/25		3,798,000	3,643,435
3.75% 5/1/24		15,927,000	15,574,343
4% 3/1/28		6,996,000	6,527,948
4.125% 1/15/26		3,540,000	3,398,409
4.75% 11/15/30		39,136,000	37,142,366
VICI Properties LP:
4.375% 5/15/25		2,699,000	2,604,985
4.75% 2/15/28		21,253,000	20,226,480
4.95% 2/15/30		33,145,000	30,834,489
5.125% 5/15/32		7,569,000	7,066,739
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25(d)		155,000	147,775
4.125% 8/15/30(d)		1,905,000	1,669,723
4.25% 12/1/26(d)		225,000	211,064
4.625% 12/1/29(d)		485,000	442,034
Vornado Realty LP 2.15% 6/1/26		6,904,000	5,668,130
WP Carey, Inc.:
3.85% 7/15/29		4,522,000	4,101,633
4% 2/1/25		21,671,000	21,069,332
			636,025,678
Real Estate Management & Development - 0.4%
ACCENTRO Real Estate AG 5.3596% 2/13/26 (Reg. S) (h)	EUR	4,086,000	2,620,515
Akelius Residential Property AB 3.875% 10/5/78 (Reg. S) (f)	EUR	1,956,000	2,079,177
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	8,500,000	6,838,115
1.75% 3/12/29 (Reg. S)	EUR	4,975,000	3,964,616
2.625% 10/20/28 (Reg. S)	GBP	1,900,000	1,767,836
Brandywine Operating Partnership LP:
3.95% 11/15/27		14,429,000	10,645,082
4.1% 10/1/24		13,139,000	12,282,723
4.55% 10/1/29		15,790,000	11,018,391
7.55% 3/15/28		22,792,000	19,406,950
CBRE Group, Inc. 2.5% 4/1/31		21,262,000	17,213,855
Deutsche Annington Finance BV 5% 10/2/23 (d)		3,695,000	3,659,309
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)		315,000	281,138
Essex Portfolio LP 3.875% 5/1/24		5,607,000	5,491,034
Greystar Real Estate Partners 5.75% 12/1/25 (d)		459,000	441,540
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	4,150,000	3,444,226
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	4,100,000	2,804,794
Howard Hughes Corp.:
4.125% 2/1/29(d)		1,425,000	1,165,251
4.375% 2/1/31(d)		1,170,000	921,509
Kennedy-Wilson, Inc.:
4.75% 3/1/29		1,030,000	809,197
4.75% 2/1/30		3,860,000	2,909,475
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (d)		1,125,000	812,813
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (d)		885,000	613,903
Samhallsbyggnadsbolaget I Norden AB:
1% 8/12/27 (Reg. S)	EUR	2,000,000	1,427,700
1.75% 1/14/25 (Reg. S)	EUR	1,711,000	1,456,892
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	2,300,000	1,927,686
Tanger Properties LP:
2.75% 9/1/31		16,274,000	11,694,474
3.125% 9/1/26		8,723,000	7,744,028
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (d)		695,000	646,350
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	1,580,000	1,429,268
Vonovia SE 5% 11/23/30 (Reg. S)	EUR	400,000	410,046
			137,927,893
TOTAL REAL ESTATE			773,953,571

UTILITIES - 1.3%
Electric Utilities - 0.6%
AusNet Services Holdings Pty Ltd. 1.625% 3/11/81 (Reg. S) (f)	EUR	1,050,000	941,928
Clearway Energy Operating LLC:
3.75% 2/15/31(d)		4,015,000	3,367,932
3.75% 1/15/32(d)		475,000	391,534
4.75% 3/15/28(d)		1,030,000	958,647
Cleco Corporate Holdings LLC 3.375% 9/15/29		12,555,000	10,846,759
Comision Federal de Electricidad:
3.348% 2/9/31(d)		325,000	254,780
4.688% 5/15/29(d)		1,450,000	1,293,491
DPL, Inc.:
4.125% 7/1/25		2,435,000	2,322,049
4.35% 4/15/29		315,000	278,852
Duke Energy Corp.:
2.45% 6/1/30		10,750,000	9,013,705
3.85% 6/15/34	EUR	4,500,000	4,424,640
Duquesne Light Holdings, Inc.:
2.532% 10/1/30(d)		5,172,000	4,142,266
2.775% 1/7/32(d)		16,845,000	13,245,185
Electricite de France SA:
5.5% 1/25/35 (Reg. S)	GBP	4,500,000	5,041,099
5.7% 5/23/28(d)		4,000,000	4,034,901
6.25% 5/23/33(d)		4,300,000	4,356,241
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (f)	EUR	3,700,000	3,122,465
Enel SpA 3.375% (Reg. S) (f)(j)	EUR	2,525,000	2,482,547
Entergy Corp. 2.8% 6/15/30		11,033,000	9,468,691
Eskom Holdings SOC Ltd.:
6.35% 8/10/28(d)		1,530,000	1,381,781
6.75% 8/6/23(d)		1,400,000	1,384,075
7.125% 2/11/25(d)		2,065,000	1,973,108
8.45% 8/10/28(d)		645,000	588,885
Exelon Corp.:
2.75% 3/15/27		5,281,000	4,879,271
3.35% 3/15/32		16,412,000	14,309,395
4.05% 4/15/30		6,798,000	6,375,852
4.7% 4/15/50		3,027,000	2,631,680
Exgen Texas Power LLC 3 month U.S. LIBOR + 6.750% 11.961% 10/8/26 (c)(f)(g)		1,003,399	1,010,925
FirstEnergy Corp. 3.4% 3/1/50		3,805,000	2,536,071
Iberdrola Finanzas SAU 7.375% 1/29/24	GBP	1,350,000	1,696,364
IPALCO Enterprises, Inc.:
3.7% 9/1/24		6,665,000	6,445,559
4.25% 5/1/30		8,975,000	8,123,233
Israel Electric Corp. Ltd. 3.75% 2/22/32 (Reg. S) (d)		1,545,000	1,330,202
Lamar Funding Ltd. 3.958% 5/7/25 (d)		1,545,000	1,473,351
Mong Duong Finance Holdings BV 5.125% 5/7/29 (d)		2,060,000	1,786,793
Monongahela Power Co. 4.1% 4/15/24 (d)		2,537,000	2,482,702
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (f)	EUR	8,200,000	7,467,272
Northern Powergrid PLC 2.5% 4/1/25 (Reg. S)	GBP	147,000	170,787
NRG Energy, Inc.:
3.375% 2/15/29(d)		3,565,000	2,939,052
3.625% 2/15/31(d)		1,380,000	1,087,480
5.25% 6/15/29(d)		3,295,000	2,971,156
PG&E Corp.:
5% 7/1/28		6,600,000	6,088,034
5.25% 7/1/30		11,820,000	10,681,431
PT Pertamina Geothermal Energy 5.15% 4/27/28 (d)		575,000	573,626
Southern Co. 1.875% 9/15/81 (f)	EUR	8,500,000	7,090,332
Vistra Operations Co. LLC:
5% 7/31/27(d)		3,800,000	3,571,123
5.5% 9/1/26(d)		1,975,000	1,918,924
5.625% 2/15/27(d)		3,370,000	3,241,298
Western Power Distribution PLC 3.625% 11/6/23 (Reg. S)	GBP	1,400,000	1,727,040
			189,924,514
Gas Utilities - 0.0%
ENN Energy Holdings Ltd. 4.625% 5/17/27 (d)		1,645,000	1,610,866
Ferrellgas LP/Ferrellgas Finance Corp. 5.375% 4/1/26 (d)		515,000	468,444
Nakilat, Inc. 6.067% 12/31/33 (d)		1,121,897	1,169,788
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.875% 3/1/27		365,000	349,725
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (d)		1,725,000	1,510,117
			5,108,940
Independent Power and Renewable Electricity Producers - 0.3%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)		3,600,000	3,220,851
Aydem Yenilenebilir Enerji A/S 7.75% 2/2/27 (d)		640,000	520,160
Emera U.S. Finance LP 3.55% 6/15/26		5,152,000	4,876,252
Energo-Pro A/S 8.5% 2/4/27 (d)		630,000	596,059
EnfraGen Energia Sur SA 5.375% 12/30/30 (d)		2,620,000	1,671,701
Investment Energy Resources Ltd. 6.25% 4/26/29 (d)		1,300,000	1,215,500
RWE AG 2.75% 5/24/30 (Reg. S)	EUR	638,000	631,620
Sunnova Energy Corp. 5.875% 9/1/26 (d)		1,535,000	1,348,006
Termocandelaria Power Ltd. 7.875% 1/30/29 (d)		1,209,000	1,069,965
The AES Corp.:
2.45% 1/15/31		18,564,000	14,858,849
3.3% 7/15/25(d)		33,229,000	31,491,123
3.95% 7/15/30(d)		28,974,000	25,880,837
			87,380,923
Multi-Utilities - 0.3%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49(d)		1,160,000	979,693
4.696% 4/24/33(d)		985,000	980,075
4.875% 4/23/30(d)		520,000	525,623
NiSource, Inc.:
2.95% 9/1/29		31,524,000	27,772,564
5.25% 2/15/43		8,116,000	7,775,266
5.8% 2/1/42		4,036,000	3,926,263
5.95% 6/15/41		5,760,000	5,888,475
Puget Energy, Inc.:
4.1% 6/15/30		21,032,000	19,377,867
4.224% 3/15/32		21,626,000	19,676,055
Sempra Energy 6% 10/15/39		9,562,000	9,748,771
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 7.4332% 5/15/67 (f)(g)		2,459,000	2,004,030
			98,654,682
Water Utilities - 0.1%
Anglian Water (Osprey) Financing PLC 2% 7/31/28 (Reg. S)	GBP	1,450,000	1,426,777
Severn Trent Utilities Finance PLC:
4.625% 11/30/34 (Reg. S)	GBP	1,170,000	1,329,640
6.125% 2/26/24	GBP	755,000	941,622
Southern Water Services Finance Ltd. 1.625% 3/30/27 (Reg. S)	GBP	1,765,000	1,865,485
Thames Water Utility Finance PLC 1.875% 1/24/24 (Reg. S)	GBP	1,490,000	1,807,154
			7,370,678
TOTAL UTILITIES			388,439,737

TOTAL NONCONVERTIBLE BONDS			10,302,060,140
TOTAL CORPORATE BONDS (Cost $11,474,600,420)			10,338,162,351

U.S. Treasury Obligations - 29.3%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.125% 5/15/40	207,334,000	134,742,803
1.75% 8/15/41	208,680,000	147,192,764
1.875% 11/15/51	400,075,000	263,236,848
2% 11/15/41	199,600,000	146,674,813
2% 8/15/51	1,286,676,000	875,090,401
2.25% 2/15/52	99,670,000	71,886,988
2.875% 5/15/52	389,675,000	322,669,168
3% 2/15/47	396,205,000	334,669,411
3% 8/15/52	50,000,000	42,494,141
3.25% 5/15/42 (k)	182,811,000	164,194,270
3.625% 2/15/53	493,289,000	473,788,669
4% 11/15/42	5,140,000	5,143,213
6.25% 5/15/30	6,000,000	6,924,844
U.S. Treasury Notes:
0.75% 3/31/26 (k)(l)	15,751,000	14,375,249
1.25% 5/31/28	577,896,000	511,347,664
1.25% 9/30/28	84,070,000	73,820,685
2.75% 5/31/29	446,000,000	421,835,858
2.75% 8/15/32	770,411,000	716,391,946
2.875% 5/15/32	528,778,000	497,443,774
3.125% 8/31/29	239,780,000	231,425,166
3.375% 5/15/33 (m)	200,000,000	195,718,750
3.5% 1/31/30	375,000,000	369,873,045
3.5% 4/30/30	200,000,000	197,468,750
3.5% 2/15/33	665,000,000	657,103,125
3.625% 5/31/28	100,000,000	99,429,688
3.625% 3/31/30	177,688,000	176,771,796
3.875% 1/15/26	33,990,000	33,752,335
3.875% 9/30/29	300,000,000	301,968,750
3.875% 12/31/29	750,000,000	755,830,080
4% 2/15/26	20,200,000	20,133,719
4% 2/29/28	60,000,000	60,527,344
4% 10/31/29	330,700,000	335,324,634
4% 2/28/30	1,407,000	1,429,479
4.125% 11/15/32	221,500,000	229,702,422
4.375% 10/31/24	23,200,000	23,051,375
4.625% 2/28/25	24,300,000	24,314,238
4.625% 3/15/26	71,910,000	72,932,470
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,204,054,569)		9,010,680,675

U.S. Government Agency - Mortgage Securities - 20.6%
	Principal Amount (a)	Value ($)
Fannie Mae - 6.4%
12 month U.S. LIBOR + 1.440% 3.945% 4/1/37 (f)(g)	11,261	11,314
12 month U.S. LIBOR + 1.460% 3.848% 1/1/35 (f)(g)	11,481	11,544
12 month U.S. LIBOR + 1.480% 3.796% 7/1/34 (f)(g)	1,551	1,576
12 month U.S. LIBOR + 1.550% 3.803% 6/1/36 (f)(g)	8,800	8,996
12 month U.S. LIBOR + 1.560% 4.065% 3/1/37 (f)(g)	12,563	12,663
12 month U.S. LIBOR + 1.620% 3.918% 5/1/35 (f)(g)	22,792	23,154
12 month U.S. LIBOR + 1.620% 3.95% 3/1/33 (f)(g)	11,559	11,651
12 month U.S. LIBOR + 1.630% 3.815% 9/1/36 (f)(g)	6,202	6,298
12 month U.S. LIBOR + 1.630% 4.127% 11/1/36 (f)(g)	6,530	6,626
12 month U.S. LIBOR + 1.640% 3.895% 6/1/47 (f)(g)	17,395	17,734
12 month U.S. LIBOR + 1.640% 5.18% 5/1/36 (f)(g)	3,666	3,744
12 month U.S. LIBOR + 1.700% 4.1% 6/1/42 (f)(g)	23,131	23,687
12 month U.S. LIBOR + 1.730% 4.021% 3/1/40 (f)(g)	23,280	23,633
12 month U.S. LIBOR + 1.730% 4.294% 5/1/36 (f)(g)	18,468	18,892
12 month U.S. LIBOR + 1.750% 4% 8/1/41 (f)(g)	34,800	35,637
12 month U.S. LIBOR + 1.750% 4.051% 7/1/35 (f)(g)	7,541	7,624
12 month U.S. LIBOR + 1.780% 4.163% 2/1/36 (f)(g)	10,379	10,485
12 month U.S. LIBOR + 1.800% 4.048% 12/1/40 (f)(g)	820,635	838,065
12 month U.S. LIBOR + 1.800% 4.05% 7/1/41 (f)(g)	9,384	9,630
12 month U.S. LIBOR + 1.800% 4.055% 1/1/42 (f)(g)	84,263	85,535
12 month U.S. LIBOR + 1.810% 4.05% 7/1/41 (f)(g)	14,574	15,004
12 month U.S. LIBOR + 1.810% 4.06% 12/1/39 (f)(g)	19,492	19,785
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (f)(g)	7,616	7,796
12 month U.S. LIBOR + 1.810% 4.304% 2/1/42 (f)(g)	37,758	38,325
12 month U.S. LIBOR + 1.820% 4.195% 12/1/35 (f)(g)	14,868	15,085
12 month U.S. LIBOR + 1.830% 4.08% 10/1/41 (f)(g)	6,144	6,054
12 month U.S. LIBOR + 1.950% 3.771% 7/1/37 (f)(g)	16,966	17,491
6 month U.S. LIBOR + 1.470% 4.061% 10/1/33 (f)(g)	321	321
6 month U.S. LIBOR + 1.500% 3.727% 1/1/35 (f)(g)	25,386	25,509
6 month U.S. LIBOR + 1.510% 5.523% 2/1/33 (f)(g)	240	243
6 month U.S. LIBOR + 1.530% 3.785% 12/1/34 (f)(g)	3,971	3,979
6 month U.S. LIBOR + 1.530% 3.844% 3/1/35 (f)(g)	5,862	5,875
6 month U.S. LIBOR + 1.550% 5.984% 10/1/33 (f)(g)	2,154	2,195
6 month U.S. LIBOR + 1.560% 5.603% 7/1/35 (f)(g)	2,120	2,157
6 month U.S. LIBOR + 1.740% 3.865% 12/1/34 (f)(g)	681	689
6 month U.S. LIBOR + 1.960% 4.434% 9/1/35 (f)(g)	4,989	5,053
U.S. TREASURY 1 YEAR INDEX + 1.940% 3.87% 10/1/33 (f)(g)	33,747	34,386
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.583% 3/1/35 (f)(g)	6,903	7,001
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.395% 6/1/36 (f)(g)	16,403	16,779
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.405% 10/1/33 (f)(g)	12,569	12,854
U.S. TREASURY 1 YEAR INDEX + 2.460% 4.431% 7/1/34 (f)(g)	24,554	25,186
1.5% 11/1/35 to 4/1/52 (n)	193,310,020	157,730,626
2% 2/1/28 to 4/1/52 (k)	505,180,818	427,931,799
2.5% 1/1/28 to 2/1/52 (k)	512,729,523	448,621,134
3% 5/1/30 to 2/1/52 (k)(o)	313,839,818	282,869,235
3.5% 5/1/36 to 4/1/52	202,923,444	188,198,000
4% 3/1/36 to 9/1/52	104,218,312	99,983,391
4.5% to 4.5% 6/1/33 to 12/1/52 (k)(o)	123,916,924	121,263,150
5% 6/1/23 to 12/1/52	150,221,775	149,511,205
5.274% 8/1/41 (f)	580,399	585,379
5.5% 12/1/23 to 2/1/53	57,126,591	57,294,556
5.5% 5/1/53	10,369,297	10,417,903
6% to 6% 9/1/29 to 12/1/52	25,604,479	25,967,972
6.5% 9/1/23 to 4/1/37	937,769	972,761
6.682% 2/1/39 (f)	280,901	287,384
7% to 7% 9/1/23 to 7/1/37	174,947	181,393
7.5% to 7.5% 6/1/25 to 11/1/31	85,657	88,456
8% 3/1/37	6,295	6,912
TOTAL FANNIE MAE		1,973,341,511
Freddie Mac - 4.6%
12 month U.S. LIBOR + 1.320% 3.575% 1/1/36 (f)(g)	8,383	8,332
12 month U.S. LIBOR + 1.370% 3.634% 3/1/36 (f)(g)	44,466	44,447
12 month U.S. LIBOR + 1.500% 3.824% 3/1/36 (f)(g)	25,957	26,005
12 month U.S. LIBOR + 1.750% 4% 12/1/40 (f)(g)	323,058	326,118
12 month U.S. LIBOR + 1.750% 4% 7/1/41 (f)(g)	68,864	70,328
12 month U.S. LIBOR + 1.750% 4% 9/1/41 (f)(g)	120,192	122,113
12 month U.S. LIBOR + 1.860% 5.239% 4/1/36 (f)(g)	17,588	17,932
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (f)(g)	11,433	11,626
12 month U.S. LIBOR + 1.880% 5.255% 4/1/41 (f)(g)	2,916	2,979
12 month U.S. LIBOR + 1.900% 4.179% 10/1/42 (f)(g)	81,309	82,625
12 month U.S. LIBOR + 1.910% 3.95% 6/1/41 (f)(g)	24,108	24,749
12 month U.S. LIBOR + 1.910% 4.055% 5/1/41 (f)(g)	23,968	24,584
12 month U.S. LIBOR + 1.910% 4.16% 6/1/41 (f)(g)	7,537	7,740
12 month U.S. LIBOR + 1.910% 4.563% 5/1/41 (f)(g)	23,235	23,717
12 month U.S. LIBOR + 2.020% 4.93% 4/1/38 (f)(g)	15,285	15,551
12 month U.S. LIBOR + 2.030% 4.158% 3/1/33 (f)(g)	320	323
12 month U.S. LIBOR + 2.040% 4.256% 7/1/36 (f)(g)	17,461	17,909
12 month U.S. LIBOR + 2.200% 4.45% 12/1/36 (f)(g)	30,007	30,587
6 month U.S. LIBOR + 1.120% 3.424% 8/1/37 (f)(g)	16,822	16,614
6 month U.S. LIBOR + 1.880% 4.369% 10/1/36 (f)(g)	43,249	43,461
6 month U.S. LIBOR + 1.990% 4.435% 10/1/35 (f)(g)	20,988	21,142
6 month U.S. LIBOR + 2.020% 5.51% 6/1/37 (f)(g)	9,966	10,220
6 month U.S. LIBOR + 2.680% 6.988% 10/1/35 (f)(g)	7,917	8,146
U.S. TREASURY 1 YEAR INDEX + 2.030% 3.907% 6/1/33 (f)(g)	30,926	31,297
U.S. TREASURY 1 YEAR INDEX + 2.260% 3.809% 6/1/33 (f)(g)	63,822	64,858
U.S. TREASURY 1 YEAR INDEX + 2.430% 4.39% 3/1/35 (f)(g)	107,799	110,121
1.5% 7/1/35 to 8/1/51	137,865,209	110,857,398
2% 5/1/35 to 4/1/52 (n)	400,775,104	340,156,009
2.5% 1/1/28 to 4/1/52	339,668,372	296,590,670
3% 6/1/31 to 4/1/52	164,608,076	148,529,960
3.5% 1/1/32 to 4/1/52 (k)(o)	174,375,252	162,700,376
4% 5/1/37 to 10/1/52	104,458,317	100,684,864
4% 4/1/48	38,028	36,560
4.5% 6/1/25 to 3/1/53	96,088,667	93,449,926
5% 8/1/33 to 1/1/53	59,486,345	59,173,059
5.5% 10/1/52 to 4/1/53 (n)	78,268,606	78,715,589
5.5% 5/1/53	9,393,013	9,437,043
6% 7/1/28 to 12/1/37	441,539	455,642
6.5% 5/1/26 to 1/1/53	9,922,501	10,194,420
7% 3/1/26 to 9/1/36	198,629	207,577
7.5% 1/1/27 to 11/1/31	1,247	1,310
8% 7/1/24 to 4/1/32	4,583	4,835
8.5% 1/1/25 to 1/1/28	2,994	3,085
TOTAL FREDDIE MAC		1,412,361,847
Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
3% 10/1/31	290,613	279,211
Ginnie Mae - 4.6%
3.5% 6/20/34 to 12/20/49	41,403,962	39,110,720
4% 5/20/33 to 5/20/49	56,637,200	54,764,939
4.5% 6/20/33 to 8/15/41	9,771,041	9,709,748
5% 12/15/32 to 4/20/48	9,754,377	9,843,117
5.5% 7/15/33 to 9/15/39	323,853	333,371
6% to 6% 10/15/30 to 11/15/39	124,307	128,693
7% to 7% 12/15/23 to 11/15/32	245,300	254,138
7.5% to 7.5% 7/15/23 to 9/15/31	50,938	52,113
8% 12/15/23 to 11/15/29	8,430	8,626
8.5% 11/15/27 to 1/15/31	3,599	3,819
2% 10/20/50 to 4/20/51	112,124,261	95,364,948
2% 6/1/53 (i)	90,550,000	76,783,484
2% 6/1/53 (i)	76,600,000	64,954,333
2% 6/1/53 (i)	27,100,000	22,979,927
2% 6/1/53 (i)	25,100,000	21,283,992
2% 6/1/53 (i)	22,500,000	19,079,276
2% 6/1/53 (i)	26,500,000	22,471,147
2% 7/1/53 (i)	71,700,000	60,860,903
2% 7/1/53 (i)	95,300,000	80,893,223
2% 7/1/53 (i)	23,600,000	20,032,320
2.5% 7/20/51 to 12/20/51	33,230,024	29,057,194
2.5% 6/1/53 (i)	93,850,000	81,958,454
2.5% 6/1/53 (i)	71,750,000	62,658,701
2.5% 6/1/53 (i)	23,150,000	20,216,710
2.5% 6/1/53 (i)	21,400,000	18,688,449
2.5% 6/1/53 (i)	20,200,000	17,640,498
2.5% 7/1/53 (i)	70,050,000	61,228,828
3% 5/20/42 to 4/15/45	7,196,174	6,606,729
3% 6/1/53 (i)	49,050,000	44,109,718
3% 6/1/53 (i)	73,600,000	66,187,060
3% 6/1/53 (i)	25,600,000	23,021,586
3% 6/1/53 (i)	4,775,000	4,294,065
3% 6/1/53 (i)	1,800,000	1,618,705
3% 6/1/53 (i)	23,675,000	21,290,471
3% 6/1/53 (i)	14,350,000	12,904,678
3% 7/1/53 (i)	74,200,000	66,778,798
3.5% 6/1/53 (i)	39,600,000	36,699,870
3.5% 6/1/53 (i)	27,950,000	25,903,065
3.5% 6/1/53 (i)	61,700,000	57,181,363
3.5% 7/1/53 (i)	53,900,000	49,988,396
4% 6/1/53 (i)	25,100,000	23,851,416
4.5% 6/1/53 (i)	25,800,000	25,054,917
5% 6/1/53 (i)	24,800,000	24,466,586
5.5% 6/1/53 (i)	14,500,000	14,484,040
5.5% 6/1/53 (i)	7,100,000	7,092,185
5.5% 6/1/53 (i)	15,200,000	15,183,269
6.5% 3/20/31 to 6/15/37	86,591	90,525
TOTAL GINNIE MAE		1,417,169,113
Uniform Mortgage Backed Securities - 5.0%
1.5% 6/1/38 (i)	25,050,000	21,890,371
1.5% 6/1/38 (i)	18,800,000	16,428,701
1.5% 6/1/38 (i)	22,825,000	19,946,017
1.5% 6/1/53 (i)	61,775,000	48,168,673
2% 6/1/38 (i)	8,800,000	7,879,678
2% 6/1/38 (i)	8,350,000	7,476,740
2% 6/1/38 (i)	25,325,000	22,676,461
2% 6/1/53 (i)	77,200,000	63,475,894
2% 6/1/53 (i)	37,600,000	30,915,720
2% 6/1/53 (i)	18,800,000	15,457,860
2% 6/1/53 (i)	71,500,000	58,789,202
2% 6/1/53 (i)	25,450,000	20,925,667
2% 6/1/53 (i)	35,700,000	29,353,490
2% 6/1/53 (i)	53,725,000	44,174,124
2% 6/1/53 (i)	45,000,000	37,000,197
2% 6/1/53 (i)	48,100,000	39,549,099
2% 6/1/53 (i)	26,800,000	22,035,673
2% 6/1/53 (i)	26,500,000	21,789,005
2% 6/1/53 (i)	9,400,000	7,728,930
2% 6/1/53 (i)	57,700,000	47,442,475
2% 7/1/53 (i)	55,450,000	45,659,609
2% 7/1/53 (i)	55,500,000	45,700,781
2% 7/1/53 (i)	52,750,000	43,436,328
2.5% 6/1/38 (i)	6,400,000	5,884,000
2.5% 6/1/53 (i)	59,900,000	51,160,686
2.5% 6/1/53 (i)	15,800,000	13,494,805
2.5% 6/1/53 (i)	15,800,000	13,494,805
2.5% 6/1/53 (i)	26,200,000	22,377,462
2.5% 6/1/53 (i)	16,000,000	13,665,626
2.5% 6/1/53 (i)	14,100,000	12,042,833
2.5% 7/1/53 (i)	54,250,000	46,305,342
3% 6/1/38 (i)	400,000	377,406
3% 6/1/53 (i)	46,700,000	41,376,929
3% 6/1/53 (i)	32,700,000	28,972,710
3% 6/1/53 (i)	11,850,000	10,499,285
3.5% 6/1/53 (i)	19,100,000	17,522,758
4% 6/1/53 (i)	50,000,000	47,234,375
4% 6/1/53 (i)	31,300,000	29,568,719
4% 6/1/53 (i)	22,400,000	21,161,000
4.5% 6/1/53 (i)	23,700,000	22,931,601
4.5% 6/1/53 (i)	8,000,000	7,740,625
5% 6/1/38 (i)	11,950,000	11,919,658
5% 6/1/38 (i)	23,750,000	23,689,696
5% 6/1/38 (i)	29,675,000	29,599,652
5% 6/1/38 (i)	17,800,000	17,754,804
5% 6/1/38 (i)	9,500,000	9,475,879
5% 6/1/38 (i)	8,425,000	8,403,608
5% 6/1/38 (i)	14,200,000	14,163,945
5% 6/1/38 (i)	6,350,000	6,333,877
5% 6/1/38 (i)	6,450,000	6,433,623
5% 6/1/53 (i)	400,000	393,953
5% 6/1/53 (i)	26,400,000	26,000,906
5% 6/1/53 (i)	44,300,000	43,630,308
5.5% 6/1/53 (i)	47,150,000	47,118,688
5.5% 6/1/53 (i)	14,700,000	14,690,238
5.5% 6/1/53 (i)	36,500,000	36,475,760
5.5% 6/1/53 (i)	22,350,000	22,335,157
5.5% 6/1/53 (i)	19,900,000	19,886,784
5.5% 6/1/53 (i)	19,900,000	19,886,784
5.5% 7/1/53 (i)	62,350,000	62,301,286
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,544,206,268
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $6,646,536,981)		6,347,357,950

Asset-Backed Securities - 6.2%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (c)(d)	8,454,045	5,368,744
Series 2019-1 Class A, 3.844% 5/15/39 (d)	6,422,340	4,624,262
Series 2019-2:
Class A, 3.376% 10/16/39 (d)	17,173,857	13,557,420
Class B, 4.458% 10/16/39 (d)	3,803,418	1,339,108
Series 2021-1A Class A, 2.95% 11/16/41 (d)	19,510,293	17,579,750
Series 2021-2A Class A, 2.798% 1/15/47 (d)	36,858,900	31,532,789
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 6.3603% 1/15/32 (d)(f)(g)	6,384,000	6,295,984
AIMCO CLO Series 2021-AA Class AR2, 3 month U.S. LIBOR + 1.140% 6.4003% 10/17/34 (d)(f)(g)	2,687,000	2,622,625
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 6.3903% 10/17/34 (d)(f)(g)	15,632,000	15,280,640
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 6.2404% 4/20/34 (d)(f)(g)	39,309,000	38,279,772
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.5485% 7/20/35 (d)(f)(g)	18,066,000	17,764,569
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 6.3904% 7/20/34 (d)(f)(g)	18,308,000	17,802,589
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (d)	478,000	472,768
Series 2015-SFR1 Class E, 5.639% 4/17/52 (d)	1,082,438	1,061,536
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (d)	1,118,000	1,097,866
Class XS, 0% 10/17/52 (c)(d)(f)(p)	743,945	7
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (d)	5,701,503	4,791,038
Class B, 4.335% 1/16/40 (d)	1,019,255	511,203
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 6.5803% 10/15/32 (d)(f)(g)	20,251,000	19,994,987
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 6.2851% 4/25/34 (d)(f)(g)	13,014,000	12,684,043
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 6.3903% 7/15/34 (d)(f)(g)	23,175,000	22,705,915
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.3163% 1/15/35 (d)(f)(g)	30,273,000	29,390,663
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 6.3303% 4/15/34 (d)(f)(g)	27,448,000	26,768,470
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 6.5103% 4/17/33 (d)(f)(g)	8,282,000	8,150,051
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 6.4103% 10/15/36 (d)(f)(g)	15,712,000	15,313,387
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 6.2751% 4/25/34 (d)(f)(g)	28,623,000	27,937,651
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 6.4704% 1/20/32 (d)(f)(g)	31,300,000	30,901,895
BBCMS Mortgage Trust Series 2023 C19 Class C, 6.3853% 4/15/56 (f)	1,159,000	1,055,701
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME Term SOFR 3 Month Index + 1.300% 6.2863% 1/17/35 (d)(f)(g)	31,025,000	30,384,582
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 6.3903% 1/15/35 (d)(f)(g)	23,740,000	23,146,999
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (d)	18,606,309	17,072,777
Class AA, 2.487% 12/16/41 (d)(f)	1,350,520	1,293,177
Series 2021-1A Class A, 2.443% 7/15/46 (d)	27,438,680	24,064,820
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 6.2503% 4/15/29 (d)(f)(g)	22,798,802	22,542,065
Capital Trust RE CDO Ltd. Series 2005-1A Class E, 1 month U.S. LIBOR + 2.100% 3.9464% 3/20/50 (c)(d)(f)(g)	330,000	0
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (d)	13,405,141	11,913,283
Class B, 5.095% 4/15/39 (d)	7,616,545	5,512,322
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (d)	7,017,576	6,338,491
Series 2021-1A Class A, 3.474% 1/15/46 (d)	5,729,255	5,256,592
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 6.3504% 10/20/32 (d)(f)(g)	18,972,000	18,614,928
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.3685% 4/20/35 (d)(f)(g)	28,708,000	27,947,554
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 6.3851% 10/25/34 (d)(f)(g)	14,593,000	14,232,801
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 6.3004% 4/20/34 (d)(f)(g)	23,812,000	23,078,471
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 6.4204% 10/20/34 (d)(f)(g)	23,751,000	22,991,301
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (d)	11,308,062	10,824,252
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 6.488% 10/25/37 (d)(f)(g)	825,664	822,542
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 6.4504% 4/20/34 (d)(f)(g)	31,300,000	30,401,753
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.700% 6.7706% 7/24/34 (d)(f)(g)	27,015,000	26,597,213
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 6.5604% 1/20/34 (d)(f)(g)	41,300,000	40,511,542
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 8.4924% 1/28/40 (c)(d)(e)(f)(g)	407,341	0
DB Master Finance LLC:
Series 2017-1A Class A2II, 4.03% 11/20/47 (d)	17,760,888	16,432,586
Series 2019-1A Class A23, 4.352% 5/20/49 (d)	6,476,663	5,999,993
DigitalBridge Issuer, LLC / DigitalBridge Co.-Issuer, LLC Series 2021-1A Class A2, 3.933% 9/25/51 (d)	994,000	916,907
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 6.3485% 4/20/35 (d)(f)(g)	16,182,000	15,696,427
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 6.4004% 10/20/34 (d)(f)(g)	15,763,000	15,416,829
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 6.4817% 1/18/32 (d)(f)(g)	22,617,000	22,325,015
Dryden Senior Loan Fund:
Series 2018-58A Class A1, 3 month U.S. LIBOR + 1.000% 6.2603% 7/17/31 (d)(f)(g)	6,587,000	6,503,523
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 6.4403% 4/17/33 (d)(f)(g)	16,400,000	16,119,314
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 6.4103% 10/15/35 (d)(f)(g)	21,145,000	20,616,502
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 6.5091% 2/20/35 (d)(f)(g)	12,306,000	11,991,729
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 6.3603% 4/15/31 (d)(f)(g)	10,674,000	10,510,015
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 6.4103% 1/15/35 (d)(f)(g)	36,609,000	35,832,779
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 6.5103% 1/15/34 (d)(f)(g)	6,600,000	6,484,071
FirstKey Homes Trust:
Series 2020-SFR1 Class F2, 4.284% 8/17/37 (d)	756,000	707,521
Series 2021-SFR1 Class F1, 3.238% 8/17/38 (d)	473,000	403,149
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 6.375% 7/19/34 (d)(f)(g)	16,641,000	16,299,676
Class AR, 3 month U.S. LIBOR + 1.080% 6.3983% 11/16/34 (d)(f)(g)	23,750,000	23,310,483
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 6.6791% 11/20/33 (d)(f)(g)	35,773,000	35,279,977
Ford Credit Floorplan Master Owner Trust Series 2023-1 Class A1, 4.92% 5/15/28 (d)	6,100,000	6,067,529
Gm Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25	6,873,000	6,858,988
Home Partners of America Trust:
Series 2019-2 Class F, 3.866% 10/19/39 (d)	891,000	750,756
Series 2021-2 Class G, 4.505% 12/17/26 (d)	4,010,300	3,285,947
Series 2021-3 Class F, 4.242% 1/17/41 (d)	588,599	486,288
Honda Auto Receivables Series 2023-2 Class A3, 4.93% 11/15/27	11,200,000	11,214,934
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (d)	7,755,116	6,688,756
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (d)	7,946,661	6,794,363
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 6.4027% 10/22/34 (d)(f)(g)	16,712,000	16,325,134
KKR CLO Ltd. Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 6.3163% 4/15/35 (d)(f)(g)	37,587,000	36,408,535
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 6.4703% 1/15/33 (d)(f)(g)	15,100,000	14,911,794
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 6.1927% 1/22/28 (d)(f)(g)	14,492,047	14,366,270
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME Term SOFR 3 Month Index + 1.400% 6.4295% 4/19/34 (d)(f)(g)	33,250,000	32,715,274
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 6.3727% 1/22/35 (d)(f)(g)	26,843,000	26,121,755
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 6.3803% 7/15/34 (d)(f)(g)	16,653,000	16,352,763
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 6.4727% 1/22/31 (d)(f)(g)	7,234,000	7,080,596
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 0% 4/22/36 (d)(f)(g)(i)	11,974,000	11,967,869
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 6.3904% 10/20/34 (d)(f)(g)	5,653,000	5,527,311
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 6.3851% 10/25/34 (d)(f)(g)	28,658,000	28,005,744
Magnetite XXI Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 6.2704% 4/20/34 (d)(f)(g)	23,008,000	22,471,246
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 6.3851% 1/25/35 (d)(f)(g)	19,791,000	19,310,811
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 6.2503% 1/15/34 (d)(f)(g)	28,450,000	27,989,679
Merit Securities Corp. Series 13 Class M1, 7.88% 12/28/33 (f)	61,202	60,620
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 6.3204% 10/20/30 (d)(f)(g)	24,108,449	23,837,855
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 6.383% 1/25/36 (f)(g)	248,769	243,299
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 6.3804% 10/20/34 (d)(f)(g)	21,089,000	20,668,422
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (d)	35,974,850	34,527,582
Series 2019-1A Class A2, 3.858% 12/5/49 (d)	17,256,330	14,760,236
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (d)	22,875,930	20,533,755
Class A2II, 4.008% 12/5/51 (d)	16,588,440	13,730,998
Progress Residential:
Series 2022-SFR3 Class F, 6.6% 4/17/39 (d)	1,450,000	1,347,761
Series 2022-SFR4 Class E1, 6.121% 5/17/41 (d)	1,423,000	1,343,955
Series 2022-SFR5:
Class E1, 6.618% 6/17/39 (d)	922,000	887,293
Class E2, 6.863% 6/17/39 (d)	1,544,000	1,466,004
Series 2023-SFR1:
Class E1, 6.15% 3/17/40 (d)	483,000	455,313
Class E2, 6.6% 3/17/40 (d)	512,000	487,913
Progress Residential Trust:
Series 2019-SFR3:
Class F, 3.867% 9/17/36 (d)	546,000	520,993
Class G, 4.116% 9/17/36 (d)	466,000	440,901
Series 2019-SFR4 Class F, 3.684% 10/17/36 (d)	1,943,000	1,851,921
Series 2020-SFR1:
Class G, 4.028% 4/17/37 (d)	674,000	628,299
Class H, 5.268% 4/17/37 (d)	189,000	176,173
Series 2020-SFR3 Class H, 6.234% 10/17/27 (d)	483,000	447,458
Series 2021-SFR2 Class H, 4.998% 4/19/38 (d)	735,000	639,629
Series 2021-SFR6:
Class F, 3.422% 7/17/38 (d)	546,000	468,254
Class G, 4.003% 7/17/38 (d)	273,000	234,602
Series 2021-SFR8:
Class F, 3.181% 10/17/38 (d)	361,000	305,092
Class G, 4.005% 10/17/38 (d)	2,380,000	1,969,727
Series 2022-SFR2 Class E2, 4.8% 4/17/27 (d)	1,225,000	1,115,343
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (d)	15,049,564	12,641,784
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 6.3704% 4/20/34 (d)(f)(g)	31,749,000	31,151,547
RR 7 Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.3263% 1/15/37 (d)(f)(g)	31,230,000	30,511,491
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (d)	16,456,292	13,849,780
Class B, 4.335% 3/15/40 (c)(d)	1,975,003	1,387,449
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (d)	22,598,000	21,454,261
1.884% 7/15/50 (d)	9,101,000	8,219,362
2.328% 7/15/52 (d)	6,959,000	6,007,348
Starwood Mortgage Residential Trust Series 2022-SFR3 Class F, CME Term SOFR 1 Month Index + 4.500% 9.5677% 5/17/24 (d)(f)(g)	2,884,000	2,810,370
Stratus CLO, Ltd. Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.750% 6.7985% 7/20/30 (d)(f)(g)	4,052,659	4,036,526
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.3906% 4/23/35 (d)(f)(g)	32,177,000	31,443,461
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, 3 month U.S. LIBOR + 0.960% 6.2203% 4/16/31 (d)(f)(g)	11,913,000	11,742,084
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 6.3203% 7/15/32 (d)(f)(g)	3,095,000	3,032,970
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 6.245% 4/19/34 (d)(f)(g)	28,855,000	28,103,125
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 6.3304% 4/20/33 (d)(f)(g)	30,048,000	29,471,950
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 3 month U.S. LIBOR + 4.500% 9.8263% 12/5/36 (c)(d)(f)(g)	810,156	0
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 5.998% 9/25/34 (f)(g)	12,572	11,971
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 4.212% 5/17/32 (d)	8,646,683	7,782,840
Series 2018-A Class A, 4.147% 9/15/38 (d)(f)	15,287,501	13,071,119
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (d)	23,937,269	19,988,098
Toyota Lease Owner Trust Series 2023 A:
Class A2, 5.3% 8/20/25 (d)	11,310,000	11,241,244
Class A3, 4.93% 4/20/26 (d)	12,231,000	12,181,438
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 5.7789% 4/6/42 (c)(d)(f)(g)	1,639,000	1,196,998
Tricon American Homes:
Series 2017-SFR2 Class F, 5.104% 1/17/36 (d)	280,000	274,721
Series 2019-SFR1 Class F, 3.745% 3/17/38 (d)	924,000	845,377
Series 2020-SFR1 Class F, 4.882% 7/17/38 (d)	269,000	253,002
Tricon Residential Series 2022-SFR1:
Class E1, 5.344% 4/17/39 (d)	1,931,000	1,823,594
Class E2, 5.739% 4/17/39 (d)	2,399,000	2,262,774
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/38 (d)	315,000	276,949
Verizon Master Trust:
Series 2021-1:
Class A, 0.5% 5/20/27	8,000,000	7,605,462
Class B, 0.69% 5/20/27	17,242,000	16,353,654
Series 2023 2 Class A, 4.89% 4/13/28	6,400,000	6,377,247
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 6.5204% 7/20/32 (d)(f)(g)	23,497,000	23,209,044
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 6.425% 7/19/34 (d)(f)(g)	15,449,000	15,114,946
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 6.4004% 10/20/34 (d)(f)(g)	31,775,000	31,058,982
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 6.4103% 7/16/34 (d)(f)(g)	15,502,000	15,170,474
World Omni Auto Receivables Trust Series 2023 B:
Class A2A, 5.25% 11/16/26	7,050,000	7,015,310
Class A3, 4.66% 5/15/28	12,950,000	12,893,091
TOTAL ASSET-BACKED SECURITIES (Cost $1,990,580,431)		1,906,002,977

Collateralized Mortgage Obligations - 0.9%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.3%
Ajax Mortgage Loan Trust sequential payer Series 2021-E Class A1, 1.74% 12/25/60 (d)	11,612,369	9,624,802
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (d)(f)	6,810,945	6,503,042
Cascade Funding Mortgage Trust:
Series 2021-HB5 Class A, 0.8006% 2/25/31 (d)	7,444,791	7,174,636
Series 2021-HB6 Class A, 0.8983% 6/25/36 (d)	9,673,985	9,127,628
CFMT Series 2022-HB10 Class A, 3.25% 11/25/35 (d)	16,674,817	15,961,981
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (d)(f)	183,705	179,425
Countrywide Home Loans, Inc. Series 2003-R1 Class 2B4, 3.3614% 2/25/43 (d)(f)	3,535	377
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 4.4303% 5/27/37 (d)(f)(g)	691,668	662,552
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (c)(d)(f)(g)	153,098	15
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (d)	8,252,865	7,516,718
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (d)	3,438,892	3,054,314
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (d)(f)	3,986,951	3,850,686
RMF Buyout Issuance Trust:
sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (d)	7,518,336	7,184,025
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (d)	4,278,547	3,953,749
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 6.0669% 7/20/34 (f)(g)	2,584	2,260
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 5.778% 9/25/43 (f)(g)	1,333,504	1,234,985
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (d)	8,045,806	7,430,052
TOTAL PRIVATE SPONSOR		83,461,247
U.S. Government Agency - 0.6%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 5.938% 2/25/32 (f)(g)	4,393	4,392
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 6.1113% 3/18/32 (f)(g)	8,182	8,224
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 6.138% 4/25/32 (f)(g)	9,194	9,243
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 6.138% 10/25/32 (f)(g)	11,322	11,384
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 5.888% 1/25/32 (f)(g)	4,205	4,197
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 2.962% 12/25/33 (f)(p)(q)	159,513	24,323
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 1.542% 11/25/36 (f)(p)(q)	115,163	11,205
planned amortization class:
Series 1993-207 Class H, 6.5% 11/25/23	3,361	3,352
Series 1996-28 Class PK, 6.5% 7/25/25	2,023	2,019
Series 1999-17 Class PG, 6% 4/25/29	44,980	45,331
Series 1999-32 Class PL, 6% 7/25/29	53,784	54,302
Series 1999-33 Class PK, 6% 7/25/29	39,645	40,029
Series 2001-52 Class YZ, 6.5% 10/25/31	6,270	6,469
Series 2005-102 Class CO 11/25/35 (r)	27,047	23,031
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 4.1912% 8/25/35 (f)(q)	5,979	6,167
Series 2005-81 Class PC, 5.5% 9/25/35	81,254	82,956
Series 2006-12 Class BO 10/25/35 (r)	122,805	105,783
Series 2006-15 Class OP 3/25/36 (r)	157,533	132,962
Series 2006-37 Class OW 5/25/36 (r)	15,751	12,427
Series 2006-45 Class OP 6/25/36 (r)	48,907	38,974
Series 2006-62 Class KP 4/25/36 (r)	75,086	61,556
Series 2012-149:
Class DA, 1.75% 1/25/43	1,489,039	1,351,240
Class GA, 1.75% 6/25/42	1,619,946	1,457,648
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	8,325	8,448
Series 1999-25 Class Z, 6% 6/25/29	43,203	43,310
Series 2001-20 Class Z, 6% 5/25/31	50,112	50,764
Series 2001-31 Class ZC, 6.5% 7/25/31	23,906	24,204
Series 2002-16 Class ZD, 6.5% 4/25/32	19,728	20,396
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 2.412% 11/25/32 (f)(p)(q)	42,563	1,235
Series 2012-67 Class AI, 4.5% 7/25/27 (p)	97,369	2,673
Series 2020-80 Class BA, 1.5% 3/25/45	6,282,602	5,377,515
Series 2022-1 Class KA, 3% 5/25/48	2,923,837	2,662,081
Series 2022-3 Class N, 2% 10/25/47	34,300,025	29,693,607
Series 2022-30 Class E, 4.5% 7/25/48	7,552,135	7,288,709
Series 2022-35 Class CK, 4% 3/25/47	10,503,490	10,075,344
Series 2022-49 Class TC, 4% 12/25/48	2,442,181	2,373,614
Series 2022-7 Class A, 3% 5/25/48	4,159,985	3,788,054
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 1.502% 12/25/36 (f)(p)(q)	77,650	8,028
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 1.302% 5/25/37 (f)(p)(q)	41,568	5,009
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 5.2667% 9/25/23 (f)(q)	109	109
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 2.962% 3/25/33 (f)(p)(q)	10,327	1,250
Series 2005-72 Class ZC, 5.5% 8/25/35	634,669	644,183
Series 2005-79 Class ZC, 5.9% 9/25/35	489,308	497,966
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 9.792% 6/25/37 (f)(q)	34,233	43,434
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 8.772% 7/25/37 (f)(q)	52,141	66,419
Class SB, 39.600% - 1 month U.S. LIBOR 8.772% 7/25/37 (f)(q)	14,528	16,436
Series 2007-75 Class JI, 6.540% - 1 month U.S. LIBOR 1.407% 8/25/37 (f)(p)(q)	1,594,513	173,495
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 1.212% 3/25/38 (f)(p)(q)	267,125	27,214
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 0.912% 12/25/40 (f)(p)(q)	270,099	18,227
Class ZA, 4.5% 12/25/40	886,573	905,889
Series 2010-139 Class NI, 4.5% 2/25/40 (p)	48,880	768
Series 2010-150 Class ZC, 4.75% 1/25/41	1,587,558	1,594,055
Series 2010-95 Class ZC, 5% 9/25/40	3,550,973	3,575,327
Series 2011-39 Class ZA, 6% 11/25/32	184,463	188,905
Series 2011-4 Class PZ, 5% 2/25/41	522,735	513,421
Series 2011-67 Class AI, 4% 7/25/26 (p)	17,899	434
Series 2011-83 Class DI, 6% 9/25/26 (p)	65	0
Series 2012-100 Class WI, 3% 9/25/27 (p)	688,565	27,834
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 1.512% 12/25/30 (f)(p)(q)	43,937	123
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 1.412% 6/25/41 (f)(p)(q)	57,892	476
Series 2013-133 Class IB, 3% 4/25/32 (p)	215,322	5,632
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 0.912% 1/25/44 (f)(p)(q)	244,972	27,100
Series 2013-51 Class GI, 3% 10/25/32 (p)	952,441	55,247
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 1.582% 6/25/35 (f)(p)(q)	219,758	17,729
Series 2015-42 Class IL, 6% 6/25/45 (p)	1,500,123	256,453
Series 2015-70 Class JC, 3% 10/25/45	1,343,179	1,265,160
Series 2017-30 Class AI, 5.5% 5/25/47 (p)	896,543	155,160
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (p)	39,952	6,387
Series 343 Class 16, 5.5% 5/25/34 (p)	37,446	6,060
Series 348 Class 14, 6.5% 8/25/34 (f)(p)	25,748	5,000
Series 351:
Class 12, 5.5% 4/25/34 (f)(p)	15,852	2,636
Class 13, 6% 3/25/34 (p)	23,173	4,204
Series 359 Class 19, 6% 7/25/35 (f)(p)	13,690	2,576
Series 384 Class 6, 5% 7/25/37 (p)	157,314	26,635
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 5.9074% 1/15/32 (f)(g)	3,272	3,270
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 6.0074% 3/15/32 (f)(g)	5,020	5,030
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 6.1074% 3/15/32 (f)(g)	4,302	4,324
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 6.0074% 6/15/31 (f)(g)	7,944	7,958
Class FG, 1 month U.S. LIBOR + 0.900% 6.0074% 3/15/32 (f)(g)	2,709	2,715
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 5.3574% 5/15/37 (f)(g)	204,565	201,560
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	57,329	57,982
Series 2101 Class PD, 6% 11/15/28	4,717	4,766
Series 2121 Class MG, 6% 2/15/29	22,809	23,063
Series 2131 Class BG, 6% 3/15/29	160,197	162,087
Series 2137 Class PG, 6% 3/15/29	24,745	25,033
Series 2154 Class PT, 6% 5/15/29	42,924	43,423
Series 2162 Class PH, 6% 6/15/29	8,351	8,427
Series 2520 Class BE, 6% 11/15/32	79,795	82,041
Series 2693 Class MD, 5.5% 10/15/33	735,794	743,564
Series 2802 Class OB, 6% 5/15/34	60,138	60,987
Series 3002 Class NE, 5% 7/15/35	179,721	179,856
Series 3110 Class OP 9/15/35 (r)	44,715	41,202
Series 3119 Class PO 2/15/36 (r)	187,212	150,365
Series 3121 Class KO 3/15/36 (r)	29,335	24,105
Series 3123 Class LO 3/15/36 (r)	104,605	84,762
Series 3145 Class GO 4/15/36 (r)	108,456	88,316
Series 3189 Class PD, 6% 7/15/36	164,567	170,569
Series 3225 Class EO 10/15/36 (r)	55,479	44,064
Series 3258 Class PM, 5.5% 12/15/36	66,735	68,400
Series 3415 Class PC, 5% 12/15/37	76,241	75,655
Series 3806 Class UP, 4.5% 2/15/41	355,871	354,663
Series 3832 Class PE, 5% 3/15/41	717,071	717,550
Series 4135 Class AB, 1.75% 6/15/42	1,198,866	1,085,160
sequential payer:
Series 2020-5066 Class A, 1.5% 11/25/44	2,129,978	1,783,262
Series 2022-5189 Class DA, 2.5% 5/25/49	2,170,786	1,883,124
Series 2022-5190 Class BA, 2.5% 11/25/47	2,113,099	1,869,744
Series 2022-5197 Class DA, 2.5% 11/25/47	1,605,084	1,420,352
Series 2022-5198 Class BA, 2.5% 11/25/47	7,298,888	6,547,102
Series 2022-5202 Class LB, 2.5% 10/25/47	1,713,487	1,511,982
Series 2135 Class JE, 6% 3/15/29	11,419	11,562
Series 2274 Class ZM, 6.5% 1/15/31	16,205	16,387
Series 2281 Class ZB, 6% 3/15/30	30,602	30,954
Series 2303 Class ZV, 6% 4/15/31	16,856	17,086
Series 2357 Class ZB, 6.5% 9/15/31	128,052	131,435
Series 2502 Class ZC, 6% 9/15/32	31,800	32,696
Series 2519 Class ZD, 5.5% 11/15/32	46,685	47,511
Series 2998 Class LY, 5.5% 7/15/25	13,232	13,181
Series 3871 Class KB, 5.5% 6/15/41	1,168,367	1,213,158
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 1.4926% 2/15/36 (f)(p)(q)	55,220	5,073
Series 2013-4281 Class AI, 4% 12/15/28 (p)	112,401	1,818
Series 2017-4683 Class LM, 3% 5/15/47	2,056,307	1,933,975
Series 2021-5083 Class VA, 1% 8/15/38	9,999,416	9,294,396
Series 2933 Class ZM, 5.75% 2/15/35	1,029,672	1,065,550
Series 2935 Class ZK, 5.5% 2/15/35	792,998	813,110
Series 2947 Class XZ, 6% 3/15/35	327,269	337,876
Series 2996 Class ZD, 5.5% 6/15/35	693,067	709,438
Series 3237 Class C, 5.5% 11/15/36	877,056	883,010
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 1.5526% 11/15/36 (f)(p)(q)	236,366	22,964
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 1.6426% 3/15/37 (f)(p)(q)	358,306	37,791
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 1.6526% 4/15/37 (f)(p)(q)	500,400	61,729
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 1.4726% 6/15/37 (f)(p)(q)	154,642	18,167
Series 3949 Class MK, 4.5% 10/15/34	132,212	130,729
Series 4055 Class BI, 3.5% 5/15/31 (p)	199,996	4,541
Series 4149 Class IO, 3% 1/15/33 (p)	522,958	41,124
Series 4314 Class AI, 5% 3/15/34 (p)	53,037	1,491
Series 4427 Class LI, 3.5% 2/15/34 (p)	742,899	43,026
Series 4471 Class PA 4% 12/15/40	637,902	621,255
target amortization class Series 2156 Class TC, 6.25% 5/15/29	17,575	17,604
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 5.8477% 2/15/24 (f)(g)	721	721
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	18,188	18,348
Series 2056 Class Z, 6% 5/15/28	45,468	45,968
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	1,739,815	1,709,067
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 1.5846% 6/16/37 (f)(p)(q)	100,289	10,785
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 5.5677% 3/20/60 (f)(g)(s)	1,012,838	1,007,575
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 5.3477% 7/20/60 (f)(g)(s)	195,683	193,836
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 5.1577% 9/20/60 (f)(g)(s)	222,841	220,764
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 5.1577% 8/20/60 (f)(g)(s)	174,390	172,715
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 5.2377% 12/20/60 (f)(g)(s)	474,315	470,422
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 5.3577% 12/20/60 (f)(g)(s)	406,803	404,422
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 5.3577% 2/20/61 (f)(g)(s)	355,278	352,806
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 5.3477% 2/20/61 (f)(g)(s)	541,940	538,270
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 5.3577% 4/20/61 (f)(g)(s)	395,747	393,128
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 5.3577% 5/20/61 (f)(g)(s)	607,237	603,881
Class FC, 1 month U.S. LIBOR + 0.500% 5.3577% 5/20/61 (f)(g)(s)	454,833	452,096
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 5.3877% 6/20/61 (f)(g)(s)	512,575	509,730
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 5.4577% 10/20/61 (f)(g)(s)	1,035,758	1,031,012
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 5.5577% 11/20/61 (f)(g)(s)	570,281	568,126
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 5.5577% 1/20/62 (f)(g)(s)	291,960	290,875
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 5.4877% 1/20/62 (f)(g)(s)	516,472	513,969
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 5.4877% 3/20/62 (f)(g)(s)	247,264	245,841
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 4.8719% 5/20/61 (f)(g)(s)	10,866	10,725
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 5.3777% 10/20/62 (f)(g)(s)	220,635	219,060
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 5.2177% 3/20/63 (f)(g)(s)	414,197	410,264
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 5.4577% 1/20/64 (f)(g)(s)	296,403	294,936
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 5.4577% 12/20/63 (f)(g)(s)	1,453,920	1,449,459
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 5.3577% 6/20/64 (f)(g)(s)	1,960,351	1,948,584
Series 2014-H20 Class BF, 1 month U.S. LIBOR + 0.500% 5.3577% 9/20/64 (f)(g)(s)	6,473,785	6,432,293
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 4.5948% 12/20/62 (f)(g)(s)	30,296	29,592
Series 2019-11 Class F, 1 month U.S. LIBOR + 0.400% 5.5484% 1/20/49 (f)(g)	4,119,371	4,052,847
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 5.6484% 10/20/49 (f)(g)	1,205,013	1,174,322
Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 5.5984% 2/20/49 (f)(g)	2,476,014	2,429,290
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 0.0946% 12/20/40 (f)(q)	1,435,221	1,193,239
Series 2011-136 Class WI, 4.5% 5/20/40 (p)	34,573	2,264
Series 2016-69 Class WA, 3% 2/20/46	1,153,720	1,064,621
Series 2017-134 Class BA, 2.5% 11/20/46	1,728,367	1,559,792
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	279,064	276,347
Series 2010-160 Class DY, 4% 12/20/40	2,806,201	2,747,582
Series 2010-170 Class B, 4% 12/20/40	623,307	610,266
Series 2017-139 Class BA, 3% 9/20/47	5,398,260	4,894,391
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 1.3946% 5/16/34 (f)(p)(q)	58,302	4,491
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 2.0946% 8/17/34 (f)(p)(q)	56,651	6,585
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 9.5674% 6/16/37 (f)(q)	4,288	5,027
Series 2010-116 Class QB, 4% 9/16/40	6,391,428	6,220,805
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 5.3477% 5/20/60 (f)(g)(s)	563,137	558,317
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 0.9516% 7/20/41 (f)(p)(q)	241,776	24,241
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 1.5946% 6/16/42 (f)(p)(q)	220,435	21,576
Series 2013-149 Class MA, 2.5% 5/20/40	2,057,142	1,967,158
Series 2014-2 Class BA, 3% 1/20/44	3,471,135	3,169,078
Series 2014-21 Class HA, 3% 2/20/44	1,286,877	1,177,132
Series 2014-25 Class HC, 3% 2/20/44	2,198,922	2,001,522
Series 2014-5 Class A, 3% 1/20/44	1,893,134	1,728,146
Series 2015-H13 Class HA, 2.5% 8/20/64 (s)	21,120	19,832
Series 2017-186 Class HK, 3% 11/16/45	3,156,332	2,872,414
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 4.93% 8/20/66 (f)(g)(s)	4,054,505	4,032,650
TOTAL U.S. GOVERNMENT AGENCY		176,510,454
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $270,582,029)		259,971,701

Commercial Mortgage Securities - 5.3%
	Principal Amount (a)	Value ($)
Atrium Hotel Portfolio Trust floater Series 2018-ATRM Class D, 1 month U.S. LIBOR + 2.300% 7.407% 6/15/35 (d)(f)(g)	304,000	287,154
BAMLL Commercial Mortgage Securities Trust:
floater:
Series 2019-AHT Class E, 1 month U.S. LIBOR + 3.200% 8.307% 3/15/34 (d)(f)(g)	987,000	925,639
Series 2019-RLJ Class D, 1 month U.S. LIBOR + 1.950% 7.057% 4/15/36 (d)(f)(g)	1,880,000	1,827,350
Series 2021-JACX Class E, 1 month U.S. LIBOR + 3.750% 8.857% 9/15/38 (d)(f)(g)	1,120,000	900,980
Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.21% 1/15/39 (d)(f)(g)	16,838,000	16,354,650
Class B, CME Term SOFR 1 Month Index + 1.550% 6.61% 1/15/39 (d)(f)(g)	3,181,000	3,086,470
Class C, CME Term SOFR 1 Month Index + 2.150% 7.21% 1/15/39 (d)(f)(g)	2,271,000	2,190,017
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (d)	11,600,000	10,612,504
Class ANM, 3.112% 11/5/32 (d)	14,236,000	12,991,285
Series 2015-200P Class F, 3.5958% 4/14/33 (d)(f)	831,000	705,713
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (d)	3,196,000	2,680,583
Class CNM, 3.7186% 11/5/32 (d)(f)	1,322,000	1,045,566
BANK:
sequential payer:
Series 2017-BNK9 Class A4, 3.538% 11/15/54	13,312,000	12,365,674
Series 2019-BN21 Class A5, 2.851% 10/17/52	2,606,000	2,254,451
Series 2021-BN33 Class A5, 2.556% 5/15/64	1,238,000	1,030,280
Series 2021-BN35 Class A5, 2.285% 6/15/64	1,860,000	1,509,679
Series 2022-BNK39 Class A4, 2.928% 2/15/55	1,626,000	1,373,873
Series 2022-BNK40, Class A4, 3.3935% 3/15/64 (f)	522,000	458,800
Series 2022-BNK42:
Class D, 2.5% 6/15/55 (d)	943,000	466,153
Class E, 2.5% 6/15/55 (d)	738,000	301,285
Series 2022-BNK42, Class A5, 4.493% 6/15/55 (f)	1,746,000	1,664,050
Series 2023-5YR1:
Class A2, 5.779% 4/15/56	4,100,000	4,150,215
Class A3, 6.26% 4/15/56	12,800,000	13,256,669
Series 2023-BNK45 Class C, 6.2795% 2/15/56 (f)	738,000	639,481
Series 2017-BNK4 Class D, 3.357% 5/15/50 (d)	1,426,000	969,671
Series 2017-BNK8:
Class D, 2.6% 11/15/50 (d)	1,738,000	994,137
Class E, 2.8% 11/15/50 (c)(d)	1,092,000	419,924
Series 2018-BN10 Class C, 4.163% 2/15/61 (f)	2,157,000	1,752,951
Series 2018-BN12 Class D, 3% 5/15/61 (d)	866,000	525,855
Series 2018-BN15:
Class D, 3% 11/15/61 (d)	735,000	459,433
Class E, 3% 11/15/61 (d)	735,000	400,794
Series 2019-BN18 Class D, 3% 5/15/62 (d)	1,150,000	482,616
Series 2019-BN19 Class D, 3% 8/15/61 (c)(d)	1,469,000	580,255
Series 2020-BN25 Class C, 3.353% 1/15/63 (f)	1,375,000	1,021,035
Series 2020-BN27 Class D, 2.5% 4/15/63 (d)	430,000	238,754
Series 2020-BN28 Class E, 2.5% 3/15/63 (d)	441,000	202,698
Series 2020-BN30:
Class E, 2.5% 12/15/53 (d)	357,000	162,673
Class MCDG, 2.9182% 12/15/53 (c)(f)	3,731,000	1,826,394
Series 2021-BN33 Class XA, 1.056% 5/15/64 (f)(p)	10,253,038	579,953
Series 2021-BN38 Class C, 3.2172% 12/15/64 (f)	260,000	170,988
Series 2022-BNK43 Class D, 3% 8/15/55 (d)	1,759,000	888,166
Series 2022-BNK44 Class C, 5.7458% 11/15/55 (f)	3,642,000	3,009,529
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3:
Class C, 4.352% 2/15/50 (f)	610,000	492,120
Class D, 3.25% 2/15/50 (d)	1,222,000	838,439
Bank of America Commercial Mortgage Trust Series 2016-UB10:
Class D, 3% 7/15/49 (d)	2,108,000	1,530,688
Class XA, 1.7282% 7/15/49 (f)(p)	15,521,471	573,327
Barclays Commercial Mortgage Securities LLC Series 2019-C5 Class D, 2.5% 11/15/52 (d)	333,000	202,180
BBCMS Series 2022-C15, Class A5, 3.662% 4/15/55	2,126,000	1,906,528
BBCMS Mortgage Trust:
sequential payer:
Series 2020-C8 Class E, 2.25% 10/15/53 (c)(d)	1,476,000	661,478
Series 2022-C14 Class A5, 2.946% 2/15/55	2,455,000	2,081,611
Series 2022-C17 Class D, 2.5% 9/15/55 (d)	3,429,000	1,662,408
Series 2023-C19 Class A5, 5.451% 4/15/56	889,000	911,313
Series 2016-ETC:
Class D, 3.6089% 8/14/36 (d)(f)	868,000	669,573
Class E, 3.6089% 8/14/36 (d)(f)	637,000	447,457
Series 2019-C3 Class C, 4.178% 5/15/52	477,000	371,897
Series 2020-C7 Class D, 3.603% 4/15/53 (d)(f)	393,000	220,125
Series 2022-C16:
Class A5, 4.6% 6/15/55	3,210,000	3,090,654
Class B, 4.6% 6/15/55	791,000	661,853
Series 2022-C17 Class B, 4.889% 9/15/55	1,050,000	911,792
Series 2022-C18, Class B, 6.1484% 12/15/55 (f)	1,323,000	1,279,989
Series 2023 C19 Class B, 6.3333% 4/15/56 (f)	846,000	829,127
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	2,953,000	2,795,274
Series 2019-B14:
Class 225D, 3.2943% 12/15/62 (d)(f)	719,000	441,465
Class 225E, 3.2943% 12/15/62 (c)(d)(f)	485,000	271,508
Series 2020-B20 Class E, 2% 10/15/53 (d)	1,029,000	478,260
Series 2020-B22, Class A5, 1.973% 1/15/54	1,043,000	827,033
Series 2021-B29, Class A5, 2.3879% 9/15/54	3,032,000	2,459,558
Series 2022-B34 Class A5, 3.786% 4/15/55	942,000	829,575
Series 2023-B38 Class A4, 5.5246% 4/15/56	1,084,000	1,113,663
Series 2018-B6 Class D, 3.1042% 10/10/51 (c)(d)(f)	1,089,000	677,016
Series 2018-B7 Class D, 3% 5/15/53 (d)(f)	614,000	391,130
Series 2019-B12 Class B, 3.5702% 8/15/52	840,000	692,214
Series 2019-B13 Class D, 2.5% 8/15/57 (d)	1,197,000	661,624
Series 2019-B14 Class XA, 0.7749% 12/15/62 (f)(p)	33,193,596	1,008,020
Series 2020-B18:
Class AGNG, 4.3885% 7/15/53 (d)(f)	1,995,000	1,680,199
Class D, 2.25% 7/15/53 (d)	1,365,000	715,597
Series 2020-B21 Class D, 2% 12/17/53 (d)	798,000	400,548
Series 2020-IG2:
Class C, 3.2931% 9/15/48 (d)(f)	546,000	301,656
Class D, 3.2931% 9/15/48 (d)(f)	2,679,000	750,445
Series 2020-IG3 Class 825E, 3.0763% 9/15/48 (d)(f)	1,400,000	922,779
Series 2021-B25:
Class 300D, 2.9942% 4/15/54 (d)(f)	1,520,000	861,232
Class 300E, 2.9942% 4/15/54 (d)(f)	504,000	295,339
Series 2022 B37 Class B, 5.7512% 11/15/55 (f)	767,000	719,478
Series 2022-B35 Class D, 2.5% 5/15/55 (d)	1,701,000	837,878
Series 2022-B36 Class D, 2.5% 7/15/55 (d)	1,259,000	578,293
Series 2022-B37 Class C, 5.7512% 11/15/55 (f)	1,456,000	1,253,440
Series 2023 B38:
Class B, 6.2447% 4/15/56	1,058,000	1,024,305
Class C, 6.2447% 4/15/56	1,415,000	1,234,258
BFLD Trust floater sequential payer Series 2020-OBRK Class A, CME Term SOFR 1 Month Index + 2.160% 7.2235% 11/15/28 (d)(f)(g)	13,834,000	13,742,090
BHP Trust floater Series 2019-BXHP Class F, 1 month U.S. LIBOR + 2.930% 8.045% 8/15/36 (d)(f)(g)	570,500	531,949
Bmo 2023-C4 Mtg Trust Series 2023-C4:
Class B, 5.3964% 2/15/56 (f)	835,000	780,695
Class C, 5.8635% 2/15/56 (f)	808,000	702,517
Class D, 5.8635% 2/15/56 (c)(d)(f)	520,000	362,868
BMO Mortgage Trust:
Series 2022-C1:
Class 360D, 3.9387% 2/17/55 (c)(d)(f)	798,000	427,751
Class 360E, 3.9387% 2/17/55 (d)(f)	966,000	571,851
Series 2022-C3 Class D, 2.5% 9/15/54 (d)	639,000	277,188
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 6.9573% 4/15/37 (d)(f)(g)	53,633,000	51,960,991
Class B, CME Term SOFR 1 Month Index + 2.440% 7.5063% 4/15/37 (d)(f)(g)	17,226,000	16,726,563
Class D, CME Term SOFR 1 Month Index + 3.690% 8.7543% 4/15/37 (d)(f)(g)	2,373,000	2,297,537
Braemar Hotels & Resorts Trust floater Series 2018-PRME Class E, 1 month U.S. LIBOR + 2.400% 7.507% 6/15/35 (d)(f)(g)	294,000	268,733
Bx 2021-Xl2 floater Series 2021-XL2 Class J, 1 month U.S. LIBOR + 3.890% 8.997% 10/15/38 (d)(f)(g)	331,764	304,827
BX Commercial Mortgage Trust:
floater:
Series 2019-CALM Class E, CME Term SOFR 1 Month Index + 2.110% 7.1735% 11/15/32 (d)(f)(g)	265,300	258,384
Series 2020-VKNG Class E, CME Term SOFR 1 Month Index + 2.210% 7.2738% 10/15/37 (d)(f)(g)	463,400	443,581
Series 2021-MC Class G, 1 month U.S. LIBOR + 3.080% 8.1938% 4/15/34 (d)(f)(g)	709,000	598,753
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 5.7971% 10/15/36 (d)(f)(g)	32,338,000	31,220,218
Class B, 1 month U.S. LIBOR + 0.890% 6.0068% 10/15/36 (d)(f)(g)	4,838,000	4,640,374
Class C, 1 month U.S. LIBOR + 1.090% 6.2066% 10/15/36 (d)(f)(g)	6,475,000	6,163,720
Class D, 1 month U.S. LIBOR + 1.290% 6.4063% 10/15/36 (d)(f)(g)	6,286,000	5,930,492
Class E, 1 month U.S. LIBOR + 1.940% 7.0555% 10/15/36 (d)(f)(g)	21,856,000	20,661,178
Class G, 1 month U.S. LIBOR + 2.940% 8.0541% 10/15/36 (d)(f)(g)	1,428,000	1,327,065
Series 2021-VINO:
Class F, 1 month U.S. LIBOR + 2.800% 7.9093% 5/15/38 (d)(f)(g)	2,000,000	1,849,825
Class G, 1 month U.S. LIBOR + 3.950% 9.0593% 5/15/38 (d)(f)(g)	3,531,000	3,308,984
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 6.0722% 2/15/39 (d)(f)(g)	39,578,193	38,445,414
Class B, CME Term SOFR 1 Month Index + 1.310% 6.3716% 2/15/39 (d)(f)(g)	11,925,169	11,470,091
Class C, CME Term SOFR 1 Month Index + 1.560% 6.621% 2/15/39 (d)(f)(g)	11,925,169	11,320,894
Class D, CME Term SOFR 1 Month Index + 1.960% 7.0201% 2/15/39 (d)(f)(g)	11,925,169	11,264,391
floater sequential payer Series 2019-CALM Class A, CME Term SOFR 1 Month Index + 0.990% 6.0495% 11/15/32 (d)(f)(g)	1,061,625	1,050,245
Series 2020-VIVA:
Class D, 3.5488% 3/11/44 (d)(f)	5,234,000	4,211,765
Class E, 3.5488% 3/11/44 (d)(f)	5,065,000	3,961,399
Bx Commercial Mortgage Trust 2:
floater:
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 6.407% 4/15/34 (d)(f)(g)	11,328,000	11,069,184
Class C, 1 month U.S. LIBOR + 1.600% 6.707% 4/15/34 (d)(f)(g)	7,490,000	7,299,866
Class D, 1 month U.S. LIBOR + 1.900% 7.007% 4/15/34 (d)(f)(g)	7,862,000	7,642,473
Class G, 1 month U.S. LIBOR + 3.600% 8.707% 4/15/34 (d)(f)(g)	1,533,000	1,472,795
Series 2022-LP2 Class G, CME Term SOFR 1 Month Index + 4.100% 9.1651% 2/15/39 (d)(f)(g)	3,216,871	2,962,947
floater sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 6.107% 4/15/34 (d)(f)(g)	21,476,240	21,203,608
BX Trust:
floater:
Series 2017-APPL Class F, 1 month U.S. LIBOR + 4.250% 9.482% 7/15/34 (d)(f)(g)	717,562	709,374
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 7.733% 9/15/37 (d)(f)(g)	4,860,100	4,517,611
Series 2019-ATL Class E, 1 month U.S. LIBOR + 2.230% 7.3436% 10/15/36 (d)(f)(g)	972,000	903,309
Series 2019-XL:
Class B, CME Term SOFR 1 Month Index + 1.190% 6.2538% 10/15/36 (d)(f)(g)	13,074,700	12,927,067
Class C, CME Term SOFR 1 Month Index + 1.360% 6.4238% 10/15/36 (d)(f)(g)	12,268,900	12,083,127
Class D, CME Term SOFR 1 Month Index + 1.560% 6.6238% 10/15/36 (d)(f)(g)	27,712,550	27,223,011
Class E, CME Term SOFR 1 Month Index + 1.910% 6.9738% 10/15/36 (d)(f)(g)	24,417,950	23,925,005
Class F, CME Term SOFR 1 Month Index + 2.110% 7.1738% 10/15/36 (d)(f)(g)	3,400,000	3,309,917
Class J, CME Term SOFR 1 Month Index + 2.760% 7.8238% 10/15/36 (d)(f)(g)	7,953,450	7,667,014
Series 2021 LBA, Class GV, CME Term SOFR 1 Month Index + 3.110% 8.1745% 2/15/36 (d)(f)(g)	1,447,000	1,308,420
Series 2021-ACNT Class G, 1 month U.S. LIBOR + 3.290% 8.403% 11/15/38 (d)(f)(g)	1,197,000	1,121,797
Series 2021-ARIA:
Class F, 1 month U.S. LIBOR + 2.590% 7.7005% 10/15/36 (d)(f)(g)	2,468,000	2,288,125
Class G, 1 month U.S. LIBOR + 3.140% 8.2491% 10/15/36 (d)(f)(g)	3,750,000	3,460,068
Series 2021-BXMF Class G, 1 month U.S. LIBOR + 3.340% 8.4565% 10/15/26 (d)(f)(g)	3,318,000	3,027,044
Series 2021-LBA:
Class FJV, CME Term SOFR 1 Month Index + 2.510% 7.5745% 2/15/36 (d)(f)(g)	947,000	860,154
Class FV, CME Term SOFR 1 Month Index + 2.510% 7.5745% 2/15/36 (d)(f)(g)	342,000	310,636
Class GJV, CME Term SOFR 1 Month Index + 3.110% 8.1745% 2/15/36 (d)(f)(g)	2,779,000	2,512,854
Series 2021-MFM1:
Class F, CME Term SOFR 1 Month Index + 3.110% 8.1735% 1/15/34 (d)(f)(g)	3,410,813	3,229,901
Class G, CME Term SOFR 1 Month Index + 4.010% 9.0735% 1/15/34 (d)(f)(g)	184,466	172,622
Series 2021-SDMF Class F, 1 month U.S. LIBOR + 1.930% 7.044% 9/15/34 (d)(f)(g)	798,000	731,814
Series 2021-SOAR:
Class F, 1 month U.S. LIBOR + 2.350% 7.458% 6/15/38 (d)(f)(g)	2,271,146	2,151,249
Class G, 1 month U.S. LIBOR + 2.800% 7.908% 6/15/38 (d)(f)(g)	1,851,425	1,730,424
Class J, 1 month U.S. LIBOR + 3.750% 8.858% 6/15/38 (d)(f)(g)	2,895,396	2,687,156
Series 2021-VOLT:
Class F, 1 month U.S. LIBOR + 2.400% 7.5074% 9/15/36 (d)(f)(g)	1,853,000	1,719,335
Class G, 1 month U.S. LIBOR + 2.850% 7.9574% 9/15/36 (d)(f)(g)	2,573,000	2,367,594
Series 2022-GPA:
Class A, CME Term SOFR 1 Month Index + 2.160% 7.2243% 10/15/39 (d)(f)(g)	14,983,000	14,973,595
Class D, CME Term SOFR 1 Month Index + 4.060% 9.1203% 10/15/39 (d)(f)(g)	2,549,000	2,526,641
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 6.5503% 4/15/37 (d)(f)(g)	26,943,311	26,580,934
Class B, CME Term SOFR 1 Month Index + 1.940% 6.9993% 4/15/37 (d)(f)(g)	13,733,993	13,506,323
Class C, CME Term SOFR 1 Month Index + 2.290% 7.3493% 4/15/37 (d)(f)(g)	3,099,508	3,012,259
Class D, CME Term SOFR 1 Month Index + 2.830% 7.8983% 4/15/37 (d)(f)(g)	2,594,437	2,476,345
Class F, CME Term SOFR 1 Month Index + 4.780% 9.8453% 4/15/37 (d)(f)(g)	3,889,322	3,669,242
Series 2022-LBA6:
Class F, CME Term SOFR 1 Month Index + 3.350% 8.4093% 1/15/39 (d)(f)(g)	2,072,000	1,958,274
Class G, CME Term SOFR 1 Month Index + 4.200% 9.2593% 1/15/39 (d)(f)(g)	651,000	615,732
Series 2022-VAMF Class F, CME Term SOFR 1 Month Index + 3.290% 8.3583% 1/15/39 (d)(f)(g)	783,000	727,722
Series 20XX-LBA Class DV, CME Term SOFR 1 Month Index + 1.710% 6.7745% 2/15/36 (d)(f)(g)	841,000	783,079
floater sequential payer:
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 6.0938% 10/15/36 (d)(f)(g)	14,084,298	13,987,110
Series 2021-LGCY Class J, 1 month U.S. LIBOR + 3.190% 8.3% 10/15/36 (d)(f)(g)	616,000	561,682
sequential payer Series 2019-OC11 Class A, 3.202% 12/9/41 (d)	3,131,000	2,726,512
Series 2019-OC11:
Class D, 3.944% 12/9/41 (d)(f)	168,000	142,277
Class E, 3.944% 12/9/41 (d)(f)	9,943,000	8,229,282
BXP Trust Series 2021-601L Class E, 2.7755% 1/15/44 (d)(f)	336,000	180,895
BXSC Commercial Mortgage Trust floater Series 2022-WSS Class F, 10.389% 3/15/35 (d)(f)	2,721,000	2,639,156
CALI Mortgage Trust Series 2019-101C Class F, 4.3244% 3/10/39 (d)(f)	1,743,000	1,217,075
CAMB Commercial Mortgage Trust floater Series 2019-LIFE:
Class A, 1 month U.S. LIBOR + 1.070% 6.177% 12/15/37 (d)(f)(g)	1,538,000	1,520,550
Class E, 1 month U.S. LIBOR + 2.150% 7.257% 12/15/37 (d)(f)(g)	4,468,000	4,337,286
Class F, 1 month U.S. LIBOR + 2.550% 7.657% 12/15/37 (d)(f)(g)	151,000	145,219
Class G, 1 month U.S. LIBOR + 3.250% 8.357% 12/15/37 (d)(f)(g)	6,423,000	6,179,182
CD Mortgage Trust Series 2017-CD3:
Class C, 4.5457% 2/10/50 (f)	1,482,000	922,485
Class D, 3.25% 2/10/50 (d)	1,340,000	517,982
CEDR Commercial Mortgage Trust floater Series 2022-SNAI Class F, CME Term SOFR 1 Month Index + 3.610% 8.6728% 2/15/39 (d)(f)(g)	3,948,000	3,263,121
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (d)	36,435,023	31,837,356
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 6.0574% 11/15/36 (d)(f)(g)	10,499,000	10,340,025
Class B, 1 month U.S. LIBOR + 1.250% 6.3574% 11/15/36 (d)(f)(g)	2,800,000	2,743,473
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 6.227% 6/15/34 (d)(f)(g)	28,452,154	28,091,853
Class B, 1 month U.S. LIBOR + 1.500% 6.607% 6/15/34 (d)(f)(g)	5,600,708	5,444,701
Class C, 1 month U.S. LIBOR + 1.750% 6.857% 6/15/34 (d)(f)(g)	6,328,215	6,055,829
Class E, 1 month U.S. LIBOR + 2.350% 7.457% 6/15/34 (d)(f)(g)	2,938,809	2,672,462
Class F, 1 month U.S. LIBOR + 2.600% 7.7152% 6/15/34 (d)(f)(g)	3,793,356	3,328,243
Citigroup Commercial Mortgage Series 2023-SMRT Class D, 6.0475% 6/10/28 (d)(f)	2,143,000	2,043,704
Citigroup Commercial Mortgage Trust:
Series 2013-375P Class E, 3.5176% 5/10/35 (d)(f)	1,306,000	1,090,510
Series 2013-GC15 Class D, 5.154% 9/10/46 (d)(f)	2,196,000	2,043,185
Series 2015-GC29 Class XA, 1.0151% 4/10/48 (f)(p)	31,988,377	463,400
Series 2015-GC33 Class XA, 0.871% 9/10/58 (f)(p)	51,335,513	797,384
Series 2016-P4 Class D, 3.941% 7/10/49 (d)(f)	1,707,000	1,215,635
Series 2016-P6 Class XA, 0.5591% 12/10/49 (f)(p)	37,264,901	585,950
Series 2019-GC41 Class D, 3% 8/10/56 (d)	378,000	224,718
Series 2020-420K Class E, 3.3118% 11/10/42 (d)(f)	1,029,000	727,046
Series 2020-GC46 Class E, 2.6% 2/15/53 (d)	136,000	62,301
Series 2022-GC48 Class D, 2.5% 6/15/55 (d)	1,806,000	871,724
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.150% 8.257% 9/15/33 (d)(f)(g)	468,000	264,299
Class G, 1 month U.S. LIBOR + 5.150% 10.2633% 9/15/33 (d)(f)(g)	544,000	253,013
sequential payer:
Series 2013-LC6 Class E, 3.5% 1/10/46 (d)	959,000	771,986
Series 2014-CR18 Class A5, 3.828% 7/15/47	5,007,100	4,852,842
Series 2012-CR1:
Class C, 5.3182% 5/15/45 (f)	769,000	661,848
Class D, 5.3182% 5/15/45 (d)(f)	2,108,000	1,455,707
Class G, 2.462% 5/15/45 (c)(d)	774,000	230,296
Series 2012-LC4 Class C, 5.3005% 12/10/44 (f)	166,000	134,458
Series 2013-CR10 Class D, 4.8201% 8/10/46 (d)(f)	1,490,000	1,347,898
Series 2013-CR9 Class C, 4.4131% 7/10/45 (d)(f)	334,462	318,413
Series 2013-LC6 Class D, 4.0159% 1/10/46 (d)(f)	911,244	847,411
Series 2014-CR15 Class D, 4.6697% 2/10/47 (d)(f)	298,000	232,494
Series 2014-CR17 Class E, 4.8445% 5/10/47 (d)(f)	255,000	185,424
Series 2014-CR20 Class XA, 0.928% 11/10/47 (f)(p)	58,435,157	516,941
Series 2014-LC17 Class XA, 0.6585% 10/10/47 (f)(p)	36,594,466	228,609
Series 2014-UBS2 Class D, 4.9813% 3/10/47 (d)(f)	994,000	816,784
Series 2014-UBS6 Class XA, 0.8327% 12/10/47 (f)(p)	70,188,390	617,110
Series 2015-3BP Class F, 3.2384% 2/10/35 (d)(f)	1,538,000	1,291,119
Series 2015-LC19 Class D, 2.867% 2/10/48 (d)	2,184,000	1,771,937
Series 2017-CD4 Class D, 3.3% 5/10/50 (d)	1,751,000	1,173,171
Series 2019-CD4 Class C, 4.3497% 5/10/50 (f)	1,316,000	1,002,044
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (d)	368,000	248,947
Commercial Mortgage Trust Series 2016-CD2:
Class C, 3.9792% 11/10/49 (f)	619,000	480,729
Class D, 2.7292% 11/10/49 (f)	546,000	277,980
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class D, 4.8451% 8/15/45 (d)(f)	31,152	28,454
Class E, 4.8451% 8/15/45 (d)(f)	1,835,100	1,559,359
Class F, 4.25% 8/15/45 (c)(d)	2,033,000	1,420,786
Series 2014-CR2 Class G, 4.25% 8/15/45 (c)(d)	522,000	249,695
Core Industrial Trust floater Series 2019-CORE Class E, 1 month U.S. LIBOR + 1.900% 7.007% 12/15/31 (d)(f)(g)	1,175,200	1,098,776
CPT Mortgage Trust sequential payer Series 2019-CPT:
Class E, 2.9968% 11/13/39 (d)(f)	1,254,000	795,020
Class F, 2.9968% 11/13/39 (d)(f)	1,196,000	716,843
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, 1 month U.S. LIBOR + 4.210% 9.3243% 6/15/34 (d)(g)	1,135,200	965,421
Credit Suisse Mortgage Trust:
floater:
Series 2019-ICE4:
Class B, 1 month U.S. LIBOR + 1.230% 6.337% 5/15/36 (d)(f)(g)	15,805,677	15,645,550
Class C, 1 month U.S. LIBOR + 1.430% 6.537% 5/15/36 (d)(f)(g)	3,081,334	3,051,311
Class F, 1 month U.S. LIBOR + 2.650% 7.757% 5/15/36 (d)(f)(g)	691,280	675,132
Series 2021-4SZN Class A, CME Term SOFR 1 Month Index + 3.960% 9.0265% 11/15/23 (d)(f)(g)	6,440,000	6,285,685
Series 2022-NWPT Class B, CME Term SOFR 1 Month Index + 4.190% 9.2503% 9/9/24 (d)(f)(g)	2,848,000	2,821,790
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (d)	7,431,534	6,675,468
Series 2018-SITE:
Class A, 4.284% 4/15/36 (d)	11,930,000	11,470,045
Class B, 4.5349% 4/15/36 (d)	3,730,000	3,550,518
Class C, 4.782% 4/15/36 (d)(f)	2,462,000	2,337,472
Class D, 4.782% 4/15/36 (d)(f)	4,923,000	4,618,889
Series 2019-UVIL Class E, 3.2833% 12/15/41 (d)(f)	952,000	629,705
Series 2021-BRIT Class A, CME Term SOFR 1 Month Index + 3.570% 8.6327% 5/15/26 (d)(f)(g)	1,454,118	1,366,362
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4352% 6/15/50 (d)(f)	1,278,000	779,462
Series 2018-CX11 Class C, 4.8272% 4/15/51 (f)	495,000	418,689
Series 2019-C16 Class C, 4.2371% 6/15/52 (f)	1,113,000	854,083
CSMC Trust floater Series 2017-CHOP Class F, 1 month U.S. LIBOR + 4.350% 9.457% 7/15/32 (d)(f)(g)	1,319,000	1,210,232
DBGS Mortgage Trust:
floater Series 2018-BIOD Class G, 1 month U.S. LIBOR + 2.500% 7.857% 5/15/35 (d)(f)(g)	1,151,341	1,093,375
Series 2018-C1 Class C, 4.6294% 10/15/51 (f)	355,000	277,240
Series 2019-1735 Class F, 4.1946% 4/10/37 (d)(f)	1,188,000	725,258
DBJPM Mortgage Trust Series 2020-C9 Class D, 2.25% 9/15/53 (d)	377,000	199,312
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.3523% 8/10/44 (d)(f)	707,191	608,185
DC Office Trust Series 2019-MTC Class E, 3.072% 9/15/45 (d)(f)	449,000	278,920
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.4725% 8/10/49 (f)	382,000	321,425
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, 1 month U.S. LIBOR + 0.700% 5.809% 11/15/38 (d)(f)(g)	44,186,000	42,607,225
Class F, 1 month U.S. LIBOR + 2.660% 7.775% 11/15/38 (d)(f)(g)	2,343,000	2,213,452
Class G, 1 month U.S. LIBOR + 3.110% 8.224% 11/15/38 (d)(f)(g)	150,000	137,485
Class J, 1 month U.S. LIBOR + 3.610% 8.7229% 11/15/38 (d)(f)(g)	3,729,000	3,420,162
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 6.188% 7/15/38 (d)(f)(g)	16,695,285	16,339,482
Class B, 1 month U.S. LIBOR + 1.380% 6.488% 7/15/38 (d)(f)(g)	19,821,087	19,286,861
Class C, 1 month U.S. LIBOR + 1.700% 6.808% 7/15/38 (d)(f)(g)	5,947,787	5,784,164
Class D, 1 month U.S. LIBOR + 2.250% 7.358% 7/15/38 (d)(f)(g)	12,016,321	11,653,820
Class F, 1 month U.S. LIBOR + 3.700% 8.808% 7/15/38 (d)(f)(g)	5,988,685	5,687,632
Freddie Mac:
sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	14,609,000	14,160,137
Series 2015-K049 Class A2, 3.01% 7/25/25	2,147,000	2,074,564
Series 2015-K051 Class A2, 3.308% 9/25/25	3,396,000	3,297,157
Series 2021-K126 Class A2, 2.074% 1/25/31	5,600,000	4,774,431
Series 2021-K127 Class A2, 2.108% 1/25/31	8,300,000	7,090,370
Series 2022-150 Class A2, 3.71% 9/25/32	1,400,000	1,330,310
Series 2022 K748 Class A2, 2.26% 1/25/29	11,551,000	10,379,487
GS Mortgage Securities Corp. II Series 2010-C1:
Class B, 5.148% 8/10/43 (d)	77,542	77,274
Class X, 0.4556% 8/10/43 (d)(f)(p)	395,112	18
GS Mortgage Securities Corp. Trust floater:
Series 2019-70P Class F, 1 month U.S. LIBOR + 2.650% 7.757% 10/15/36 (d)(f)(g)	3,075,000	2,764,015
Series 2022-SHIP Class D, CME Term SOFR 1 Month Index + 1.600% 6.6662% 8/15/36 (d)(f)(g)	1,680,000	1,644,970
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 7.057% 9/15/31 (d)(f)(g)	15,223,644	14,892,455
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 6.2% 10/15/31 (d)(f)(g)	9,405,988	8,971,261
Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 6.057% 10/15/36 (d)(f)(g)	18,953,000	17,775,016
Class B, 1 month U.S. LIBOR + 1.150% 6.257% 10/15/36 (d)(f)(g)	2,930,000	2,701,928
Class C, 1 month U.S. LIBOR + 1.550% 6.657% 10/15/36 (d)(f)(g)	2,414,000	2,186,547
sequential payer:
Series 2018-GS9 Class A4, 3.992% 3/10/51	2,900,000	2,723,605
Series 2019-GSA1 Class A4, 3.0479% 11/10/52	2,087,000	1,818,161
Series 2020-GC45 Class A5, 2.9106% 2/13/53	2,023,000	1,757,099
Series 2011-GC5:
Class C, 5.1526% 8/10/44 (d)(f)	908,923	636,493
Class D, 5.1526% 8/10/44 (d)(f)	623,936	194,582
Class E, 5.1526% 8/10/44 (c)(d)(f)	773,957	70,301
Class F, 4.5% 8/10/44 (c)(d)	1,339,218	4,697
Series 2012-GCJ9:
Class D, 4.6131% 11/10/45 (d)(f)	1,666,153	1,533,619
Class E, 4.6131% 11/10/45 (d)(f)	896,000	762,016
Series 2013-GC10 Class D, 4.5367% 2/10/46 (d)(f)	586,000	467,139
Series 2013-GC16:
Class C, 5.3239% 11/10/46 (f)	421,844	411,730
Class D, 5.3239% 11/10/46 (d)(f)	1,161,000	1,021,942
Class F, 3.5% 11/10/46 (d)	970,000	766,930
Series 2014-GC20 Class XA, 1.0036% 4/10/47 (f)(p)	61,212,446	262,614
Series 2015-GC34 Class XA, 1.2021% 10/10/48 (f)(p)	15,756,694	354,187
Series 2016-GS2 Class D, 2.753% 5/10/49 (d)	703,000	534,866
Series 2016-GS4 Class C, 3.9534% 11/10/49 (f)	464,000	376,609
Series 2017-GS6 Class D, 3.243% 5/10/50 (d)	642,000	392,936
Series 2018-GS9 Class D, 3% 3/10/51 (d)	835,000	524,476
Series 2019-GC38 Class D, 3% 2/10/52 (d)	446,000	285,660
Series 2019-GC39 Class D, 3% 5/10/52 (d)	1,176,000	715,088
Series 2019-GC42:
Class C, 3.6924% 9/10/52 (f)	620,000	475,277
Class D, 2.8% 9/10/52 (d)	408,000	230,869
Series 2019-GS5 Class C, 4.299% 3/10/50 (f)	1,155,000	824,604
Series 2020-GC45:
Class D, 2.85% 2/13/53 (d)	952,000	535,372
Class SWD, 3.2185% 12/13/39 (d)(f)	735,000	479,492
Series 2020-GC47 Class D, 3.4541% 5/12/53 (d)(f)	336,000	204,198
Series 2021-RENT Class G, 1 month U.S. LIBOR + 5.700% 10.8484% 11/21/35 (d)(f)(g)	3,076,128	2,710,692
Hilton U.S.A. Trust Series 2016-HHV:
Class E, 4.1935% 11/5/38 (d)(f)	5,051,000	4,574,220
Class F, 4.1935% 11/5/38 (d)(f)	2,022,000	1,803,288
Home Partners of America Trust Series 2019-1:
Class E, 3.604% 9/17/39 (d)	568,056	504,179
Class F, 4.101% 9/17/39 (d)	92,419	82,611
Hudson Yards Mortgage Trust:
Series 2019-30HY Class E, 3.4431% 7/10/39 (d)(f)	861,000	658,207
Series 2019-55HY Class F, 2.9428% 12/10/41 (d)(f)	693,000	460,250
ILPT Commercial Mortgage Trust floater Series 2022-LPF2:
Class D, CME Term SOFR 1 Month Index + 4.190% 9.2513% 10/15/39 (d)(f)(g)	1,113,000	1,101,226
Class E, CME Term SOFR 1 Month Index + 5.940% 10.9993% 10/15/39 (d)(f)(g)	1,000,000	987,354
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (d)	1,064,000	957,035
Intown Mortgage Trust:
floater Series 2022-STAY Class E, CME Term SOFR 1 Month Index + 5.030% 10.0904% 8/15/39 (d)(f)(g)	1,087,000	1,078,827
floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.5476% 8/15/39 (d)(f)(g)	27,660,000	27,651,373
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2022-NXSS Class D, CME Term SOFR 1 Month Index + 4.120% 9.1883% 9/15/39 (d)(f)(g)	1,653,000	1,636,413
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C19 Class XA, 0.5707% 4/15/47 (f)(p)	4,634,856	15,459
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (d)	194,000	146,675
Series 2014-C26 Class D, 3.871% 1/15/48 (d)(f)	3,811,000	2,844,129
Series 2015-C30 Class XA, 0.4251% 7/15/48 (f)(p)	37,928,547	287,347
Series 2015-C32 Class C, 4.6545% 11/15/48 (f)	1,942,000	1,313,188
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.3822% 12/15/49 (d)(f)	1,251,000	801,440
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4:
Class C, 3.0667% 12/15/49 (f)	603,000	478,343
Class D, 3.0667% 12/15/49 (d)(f)	1,242,000	712,115
Series 2017-C7 Class D, 3% 10/15/50 (d)	1,019,000	576,797
Series 2018-C8 Class D, 3.3104% 6/15/51 (d)(f)	406,000	239,507
Series 2019-COR6 Class D, 2.5% 11/13/52 (d)	567,000	305,706
Series 2020-COR7 Class D, 1.75% 5/13/53 (d)	714,000	370,655
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-MFP:
Class E, 1 month U.S. LIBOR + 2.160% 7.267% 7/15/36 (d)(f)(g)	1,029,000	986,276
Class F, 1 month U.S. LIBOR + 3.000% 8.107% 7/15/36 (d)(f)(g)	336,000	318,640
Series 2011-C3:
Class E, 5.5257% 2/15/46 (d)(f)	1,156,000	471,698
Class G, 4.409% 2/15/46 (d)(f)	368,000	38,247
Class H, 4.409% 2/15/46 (c)(d)(f)	828,000	63,328
Class J, 4.409% 2/15/46 (c)(d)(f)	106,000	1,101
Series 2012-CBX:
Class E, 4.6897% 6/15/45 (d)(f)	915,871	786,677
Class F, 4% 6/15/45 (c)(d)	1,124,000	432,740
Class G 4% 6/15/45 (c)(d)	1,233,000	339,075
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (f)	1,025,000	800,013
Class D, 4.1392% 4/15/46 (f)	1,638,000	1,049,958
Class F, 3.25% 4/15/46 (c)(d)(f)	1,851,000	208,602
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (c)(d)(f)	945,000	2,364
Class E, 3.8046% 6/10/27 (c)(d)(f)	1,519,000	3,701
Series 2018-AON Class F, 4.6132% 7/5/31 (d)(f)	743,000	190,951
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (d)	8,593,000	7,720,811
Class CFX, 4.9498% 7/5/33 (d)	2,322,000	1,992,276
Class DFX, 5.3503% 7/5/33 (d)	4,241,000	3,553,958
Class EFX, 5.3635% 7/5/33 (d)(f)	4,886,000	4,021,178
Class XAFX, 1.116% 7/5/33 (d)(f)(p)	35,039,000	1,212
Series 2019-OSB Class E, 3.7828% 6/5/39 (d)(f)	1,071,000	842,259
Series 2020-NNN:
Class EFX, 3.972% 1/16/37 (d)	723,000	592,683
Class FFX, 4.6254% 1/16/37 (d)	1,145,000	907,663
Class GFX, 4.8445% 1/16/37 (d)(f)	441,000	332,847
KNDL Mortgage Trust floater Series 2019-KNSQ Class F, 1 month U.S. LIBOR + 2.000% 7.257% 5/15/36 (d)(f)(g)	3,938,000	3,823,854
KNDR Trust floater Series 2021-KIND Class F, CME Term SOFR 1 Month Index + 4.060% 9.1235% 8/15/38 (d)(f)(g)	1,970,757	1,757,506
Liberty Street Trust Series 2016-225L:
Class D, 4.6485% 2/10/36 (d)(f)	375,000	320,692
Class E, 4.6485% 2/10/36 (d)(f)	942,000	763,679
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.3545% 5/15/39 (d)(f)(g)	41,422,000	40,548,402
Class B, CME Term SOFR 1 Month Index + 1.790% 6.8532% 5/15/39 (d)(f)(g)	24,765,000	24,184,082
Class C, CME Term SOFR 1 Month Index + 2.090% 7.1524% 5/15/39 (d)(f)(g)	13,877,000	13,442,220
Class D, CME Term SOFR 1 Month Index + 2.540% 7.6012% 5/15/39 (d)(f)(g)	12,332,000	11,729,297
Class E, CME Term SOFR 1 Month Index + 3.240% 8.2993% 5/15/39 (d)(f)(g)	2,310,000	2,181,001
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 5.8735% 3/15/38 (d)(f)(g)	23,384,860	22,782,361
Class B, CME Term SOFR 1 Month Index + 0.990% 6.0535% 3/15/38 (d)(f)(g)	6,599,662	6,388,416
Class C, CME Term SOFR 1 Month Index + 1.210% 6.2735% 3/15/38 (d)(f)(g)	4,152,066	3,990,504
Class D, CME Term SOFR 1 Month Index + 1.510% 6.5735% 3/15/38 (d)(f)(g)	5,774,950	5,535,748
Class E, CME Term SOFR 1 Month Index + 1.860% 6.9235% 3/15/38 (d)(f)(g)	5,045,586	4,792,275
Class F, CME Term SOFR 1 Month Index + 2.460% 7.5235% 3/15/38 (d)(f)(g)	2,510,506	2,375,021
Class G, CME Term SOFR 1 Month Index + 3.060% 8.1235% 3/15/38 (d)(f)(g)	6,564,275	6,177,083
Market Mortgage Trust Series 2020-525M Class F, 2.9406% 2/12/40 (d)(f)	819,000	435,869
MED Trust floater Series 2021-MDLN:
Class F, 1 month U.S. LIBOR + 4.000% 9.108% 11/15/38 (d)(f)(g)	1,911,825	1,785,280
Class G, 1 month U.S. LIBOR + 5.250% 10.358% 11/15/38 (d)(f)(g)	4,500,402	4,127,256
Merit floater Series 2021-STOR:
Class E, 1 month U.S. LIBOR + 1.750% 6.857% 7/15/38 (d)(f)(g)	560,000	529,030
Class G, 1 month U.S. LIBOR + 2.750% 7.857% 7/15/38 (d)(f)(g)	315,000	295,218
Class J, 1 month U.S. LIBOR + 3.950% 9.057% 7/15/38 (d)(f)(g)	1,281,000	1,197,445
MFT Trust Series 2020-B6 Class C, 3.2828% 8/10/40 (d)(f)	707,000	455,823
MHC Commercial Mortgage Trust floater Series 2021-MHC:
Class F, CME Term SOFR 1 Month Index + 2.710% 7.7744% 4/15/38 (d)(f)(g)	168,000	161,245
Class G, CME Term SOFR 1 Month Index + 3.310% 8.3744% 4/15/38 (d)(f)(g)	4,491,000	4,247,251
MHC Trust floater Series 2021-MHC2 Class F, CME Term SOFR 1 Month Index + 2.510% 7.507% 5/15/38 (d)(f)(g)	1,817,000	1,716,512
MHP Commercial Mortgage Trust floater Series 2022-MHIL:
Class F, CME Term SOFR 1 Month Index + 3.250% 8.3185% 1/15/27 (d)(f)(g)	369,230	348,865
Class G, CME Term SOFR 1 Month Index + 3.950% 9.0168% 1/15/27 (d)(f)(g)	1,101,861	1,035,567
MOFT Trust Series 2020-ABC:
Class D, 3.4767% 2/10/42 (d)(f)	475,000	295,573
Class E, 3.4767% 2/10/42 (d)(f)	349,000	204,167
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31 (c)	698,000	388,404
Series 2012-C5 Class E, 4.6146% 8/15/45 (d)(f)	288,000	259,422
Series 2012-C6 Class D, 4.5222% 11/15/45 (d)(f)	1,469,000	1,233,915
Series 2012-C6, Class F, 4.5222% 11/15/45 (c)(d)(f)	693,000	429,659
Series 2013-C12 Class D, 4.9377% 10/15/46 (d)(f)	1,299,000	1,072,015
Series 2013-C13:
Class D, 4.8895% 11/15/46 (d)(f)	1,747,000	1,627,770
Class E, 4.8895% 11/15/46 (d)(f)	785,081	698,243
Series 2013-C7 Class C, 4.0479% 2/15/46 (f)	239,757	226,548
Series 2013-C8 Class D, 4.1128% 12/15/48 (d)(f)	33,172	31,593
Series 2013-C9:
Class C, 3.8154% 5/15/46 (f)	920,000	749,077
Class D, 3.9034% 5/15/46 (d)(f)	1,700,000	1,310,834
Class E, 3.9034% 5/15/46 (d)(f)	722,000	520,078
Series 2014-C17 Class XA, 1.024% 8/15/47 (f)(p)	57,115,342	308,577
Series 2015-C25 Class XA, 1.0374% 10/15/48 (f)(p)	24,900,882	400,212
Series 2016-C30:
Class C, 4.093% 9/15/49 (f)	266,000	219,351
Class D, 3% 9/15/49 (d)	252,000	133,560
Series 2016-C31 Class C, 4.2649% 11/15/49 (f)	603,000	463,612
Series 2016-C32 Class C, 4.2728% 12/15/49 (f)	415,000	347,701
Series 2017-C33 Class D, 3.356% 5/15/50 (d)	947,000	637,385
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (d)	30,766,000	28,544,187
Series 1998-CF1 Class G, 7.35% 7/15/32 (d)(f)	169	168
Series 2011-C2:
Class D, 5.2113% 6/15/44 (d)(f)	1,062,939	972,150
Class F, 5.2113% 6/15/44 (c)(d)(f)	748,000	341,399
Class XB, 0.4495% 6/15/44 (d)(f)(p)	2,570,721	8,535
Series 2011-C3:
Class C, 5.0856% 7/15/49 (d)(f)	96,922	96,517
Class D, 5.0856% 7/15/49 (d)(f)	2,163,000	2,147,067
Class E, 5.0856% 7/15/49 (c)(d)(f)	1,210,000	1,053,619
Class F, 5.0856% 7/15/49 (d)(f)	332,000	188,951
Class G, 5.0856% 7/15/49 (c)(d)(f)	1,123,200	577,990
Series 2012-C4 Class D, 5.1638% 3/15/45 (d)(f)	206,078	192,666
Series 2014-150E:
Class C, 4.295% 9/9/32 (d)(f)	418,000	301,436
Class F, 4.295% 9/9/32 (d)(f)	734,000	464,301
Series 2015-MS1:
Class C, 4.024% 5/15/48 (f)	468,000	410,476
Class D, 4.024% 5/15/48 (d)(f)	1,371,000	1,060,255
Series 2016-BNK2:
Class C, 3% 11/15/49 (d)	1,456,000	941,942
Class D, 3.8864% 11/15/49 (f)	603,000	463,412
Series 2017-H1:
Class C, 4.281% 6/15/50	1,129,000	934,620
Class D, 2.546% 6/15/50 (d)	3,406,000	2,077,191
Series 2017-HR2 Class D, 2.73% 12/15/50	414,000	254,422
Series 2018-H4 Class A4, 4.31% 12/15/51	7,706,000	7,285,767
Series 2018-MP Class E, 4.276% 7/11/40 (d)(f)	1,711,000	1,087,353
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (d)(f)	4,445,000	4,072,300
Class C, 3.1771% 11/10/36 (d)(f)	4,265,000	3,821,775
Series 2020-CNP Class D, 2.4276% 4/5/42 (d)(f)	462,000	291,633
Series 2020-HR8 Class D, 2.5% 7/15/53 (d)	756,000	406,498
Series 2020-L4, Class C, 3.536% 2/15/53	205,000	149,434
Series 2021-L6 Class XA, 1.2243% 6/15/54 (f)(p)	26,786,873	1,630,163
MSCCG Trust floater sequential payer Series 2018-SELF Class F, 1 month U.S. LIBOR + 3.050% 8.158% 10/15/37 (d)(f)(g)	613,208	586,199
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (d)(f)	311,000	203,906
MSWF Commercial Mortgage Trust sequential payer Series 2023-1:
Class A5, 5.752% 5/15/33	1,625,000	1,683,500
Class C, 6.9055% 5/15/33	1,083,000	1,004,056
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1 Class WAN2, 1 month U.S. LIBOR + 3.750% 8.8574% 6/15/35 (c)(d)(f)(g)	128,000	20,880
Series 2018-285M Class F, 3.7904% 11/15/32 (d)(f)	307,000	202,659
Series 2018-TECH Class F, 1 month U.S. LIBOR + 3.150% 8.257% 11/15/34 (d)(f)(g)	245,000	229,911
Series 2019-10K:
Class E, 4.1346% 5/15/39 (d)(f)	1,321,000	999,355
Class F, 4.1346% 5/15/39 (d)(f)	1,374,000	989,742
Series 2020-2PAC:
Class AMZ2, 3.5% 1/15/37 (d)(f)	735,000	639,080
Class AMZ3, 3.5% 1/15/37 (d)(f)	336,000	285,947
NYT Mortgage Trust floater Series 2019-NYT Class F, 1 month U.S. LIBOR + 3.000% 8.107% 12/15/35 (d)(f)(g)	1,385,000	1,047,106
OPG Trust floater Series 2021-PORT:
Class G, 1 month U.S. LIBOR + 2.390% 7.505% 10/15/36 (d)(f)(g)	617,236	573,800
Class J, 1 month U.S. LIBOR + 3.340% 8.453% 10/15/36 (d)(f)(g)	653,857	607,848
PKHL Commercial Mortgage Trust floater Series 2021-MF:
Class F, 1 month U.S. LIBOR + 3.350% 8.458% 7/15/38 (d)(f)(g)	986,000	909,315
Class NR, 1 month U.S. LIBOR + 6.000% 11.108% 7/15/38 (d)(f)(g)	280,000	251,825
Prima Capital CRE Securitization Ltd. Series 2020-8A Class C, 3% 12/1/70 (d)	3,045,000	2,140,869
Prima Capital Ltd.:
floater Series 2021-9A:
Class B, 1 month U.S. LIBOR + 1.800% 6.9484% 12/15/37 (d)(f)(g)	8,051,000	7,836,277
Class C, 1 month U.S. LIBOR + 2.350% 7.4984% 12/15/37 (d)(f)(g)	3,150,000	2,954,712
floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 6.5984% 12/15/37 (d)(f)(g)	1,761,333	1,755,852
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)	846,177	860,352
SG Commercial Mortgage Securities Trust:
Series 2019-PREZ Class F, 3.4771% 9/15/39 (d)(f)	1,360,000	1,003,673
Series 2020-COVE:
Class F, 3.7276% 3/15/37 (d)(f)	2,364,000	2,065,189
Class G, 3.7276% 3/15/37 (d)(f)	860,000	736,130
SMRT Commercial Mortgage Trust floater Series 2022-MINI:
Class E, CME Term SOFR 1 Month Index + 2.700% 7.76% 1/15/39 (d)(f)(g)	2,039,000	1,906,092
Class F, CME Term SOFR 1 Month Index + 3.350% 8.41% 1/15/39 (d)(f)(g)	1,617,000	1,515,844
SOHO Trust Series 2021-SOHO Class D, 2.6966% 8/10/38 (d)(f)	1,113,000	673,957
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.0593% 2/15/39 (d)(f)(g)	7,618,000	7,195,066
Class C, CME Term SOFR 1 Month Index + 2.650% 7.7093% 2/15/39 (d)(f)(g)	3,962,000	3,728,899
SREIT Trust floater:
Series 2021-FLWR Class A, 1 month U.S. LIBOR + 0.570% 5.6836% 7/15/36 (d)(f)(g)	4,344,000	4,191,096
Series 2021-IND Class G, 1 month U.S. LIBOR + 3.260% 8.3728% 10/15/38 (d)(f)(g)	1,487,000	1,360,707
Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 5.8382% 11/15/38 (d)(f)(g)	29,791,000	28,782,584
Class B, 1 month U.S. LIBOR + 1.070% 6.1872% 11/15/38 (d)(f)(g)	17,063,000	16,473,243
Class C, 1 month U.S. LIBOR + 1.320% 6.4364% 11/15/38 (d)(f)(g)	10,597,000	10,150,837
Class D, 1 month U.S. LIBOR + 1.570% 6.6856% 11/15/38 (d)(f)(g)	6,964,000	6,640,173
Class E, 1 month U.S. LIBOR + 2.020% 7.1342% 11/15/38 (d)(f)(g)	2,289,000	2,179,689
Class F, 1 month U.S. LIBOR + 2.620% 7.7323% 11/15/38 (d)(f)(g)	976,000	919,890
Class G, 1 month U.S. LIBOR + 2.970% 8.0812% 11/15/38 (d)(f)(g)	4,308,000	4,058,986
Series 2021-MFP2:
Class G, 1 month U.S. LIBOR + 2.960% 8.0745% 11/15/36 (d)(f)(g)	1,090,000	1,017,666
Class J, 1 month U.S. LIBOR + 3.910% 9.0225% 11/15/36 (d)(f)(g)	3,205,000	3,024,143
Series 2021-PALM Class G, 1 month U.S. LIBOR + 3.610% 8.7231% 10/15/34 (d)(f)(g)	798,000	718,026
STWD Trust floater sequential payer Series 2021-LIH:
Class E, 1 month U.S. LIBOR + 2.900% 8.01% 11/15/36 (d)(f)(g)	2,268,000	2,121,231
Class F, 1 month U.S. LIBOR + 3.550% 8.658% 11/15/36 (d)(f)(g)	1,567,000	1,440,787
Class G, 1 month U.S. LIBOR + 4.200% 9.307% 11/15/36 (d)(f)(g)	525,000	482,431
SUMIT Mortgage Trust Series 2022-BVUE Class F, 2.8925% 2/12/41 (d)(f)	185,000	114,068
TPGI Trust floater Series 2021-DGWD:
Class E, 1 month U.S. LIBOR + 2.350% 7.46% 6/15/26 (d)(f)(g)	2,456,000	2,307,826
Class G, 1 month U.S. LIBOR + 3.850% 8.96% 6/15/26 (d)(f)(g)	459,000	430,157
Tricon Residential Trust Series 2022-SFR2 Class E, 7.507% 7/17/40 (d)	2,499,000	2,453,032
UBS Commercial Mortgage Trust:
Series 2012-C1:
Class E, 5% 5/10/45 (c)(d)(f)	460,135	308,291
Class F, 5% 5/10/45 (c)(d)(f)	762,700	36,508
Series 2017-C7 Class XA, 1.003% 12/15/50 (f)(p)	45,798,672	1,556,843
Series 2018-C8 Class C, 4.685% 2/15/51 (f)	336,000	276,291
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (d)(f)	746,000	604,932
Series 2012-WRM:
Class C, 4.238% 6/10/30 (d)(f)	110,000	93,694
Class E, 4.238% 6/10/30 (d)(f)	849,000	602,789
VASA Trust:
floater Series 2021-VASA Class G, 1 month U.S. LIBOR + 5.000% 10.107% 7/15/39 (d)(f)(g)	315,000	219,566
floater sequential payer Series 2021-VASA Class F, 1 month U.S. LIBOR + 3.900% 9.007% 7/15/39 (d)(f)(g)	1,383,000	1,000,887
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (d)	25,554,000	20,237,861
Series 2020-LAB:
Class B, 2.453% 10/10/42 (d)	1,600,000	1,244,795
Class X, 0.4294% 10/10/42 (d)(f)(p)	35,000,000	901,625
VMC Finance Ltd. floater Series 2021-HT1 Class B, 1 month U.S. LIBOR + 4.500% 9.6113% 1/18/37 (d)(f)(g)	4,431,000	4,133,255
Wells Fargo Commercial Mortgage Trust:
floater:
Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 6.307% 5/15/31 (d)(f)(g)	17,572,000	16,427,750
Series 2021-SAVE:
Class D, 1 month U.S. LIBOR + 2.500% 7.607% 2/15/40 (d)(f)(g)	352,700	308,806
Class E, 1 month U.S. LIBOR + 3.650% 8.757% 2/15/40 (d)(f)(g)	250,890	216,135
sequential payer:
Series 2020-C57 Class D, 2.5% 8/15/53 (d)	1,034,000	574,507
Series 2020-C58 Class A4, 2.092% 7/15/53	2,055,000	1,646,344
Series 20XX-C60 Class A4, 2.342% 8/15/54	2,113,000	1,713,683
Series 2015-C31 Class XA, 0.9527% 11/15/48 (f)(p)	20,184,554	363,023
Series 2015-NXS4 Class D, 3.6853% 12/15/48 (f)	861,000	708,964
Series 2016-BNK1:
Class C, 3.071% 8/15/49	446,000	320,094
Class D, 3% 8/15/49 (d)	487,000	264,408
Series 2016-C34 Class XA, 2.0605% 6/15/49 (f)(p)	16,617,031	621,025
Series 2016-LC25 Class C, 4.3371% 12/15/59 (f)	575,000	492,499
Series 2016-NXS6 Class D, 3.059% 11/15/49 (d)	1,337,000	937,691
Series 2017-RB1 Class D, 3.401% 3/15/50 (d)	595,000	256,355
Series 2018-C43 Class C, 4.514% 3/15/51	401,000	334,065
Series 2018-C44 Class D, 3% 5/15/51 (d)	2,676,000	1,605,018
Series 2018-C46 Class XA, 0.9268% 8/15/51 (f)(p)	45,592,212	1,096,178
Series 2018-C48 Class A5, 4.302% 1/15/52	6,748,000	6,417,456
Series 2019-C49 Class C, 4.866% 3/15/52 (f)	2,887,000	2,429,745
Wells Fargo Commercial Mtg Trust 3.514% 10/15/52	1,142,000	901,753
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (c)(f)	372,000	17,546
Series 2011-C3 Class D, 5.8545% 3/15/44 (d)(f)	439,833	85,767
Series 2011-C4:
Class D, 4.8463% 6/15/44 (d)(f)	474,000	403,652
Class E, 4.8463% 6/15/44 (d)(f)	335,432	231,132
Series 2011-C5:
Class E, 5.4542% 11/15/44 (d)(f)	448,072	420,926
Class F, 5.25% 11/15/44 (d)(f)	1,146,000	1,018,146
Class G, 5.25% 11/15/44 (d)(f)	376,000	317,421
Series 2013-C11:
Class D, 3.9765% 3/15/45 (c)(d)(f)	801,251	552,816
Class E, 3.9765% 3/15/45 (d)(f)	1,774,872	798,649
Series 2013-C13 Class D, 4.0816% 5/15/45 (d)(f)	580,000	522,563
Series 2013-C16 Class D, 4.9834% 9/15/46 (d)(f)	211,000	181,505
Series 2013-UBS1 Class D, 5.024% 3/15/46 (d)(f)	830,625	792,861
Series 2014-C21 Class XA, 0.9957% 8/15/47 (f)(p)	43,527,551	424,037
Series 2014-C24 Class XA, 0.8376% 11/15/47 (f)(p)	17,644,995	147,433
Series 2014-LC14 Class XA, 1.2305% 3/15/47 (f)(p)	24,750,172	82,715
WFCM:
Series 2022-C62:
Class C, 4.4958% 4/15/55 (f)	1,923,000	1,479,121
Class D, 2.5% 4/15/55 (d)	1,365,000	639,147
Series 2022-C62, Class A4, 4% 4/15/55	1,461,000	1,328,925
Worldwide Plaza Trust Series 2017-WWP:
Class E, 3.5955% 11/10/36 (d)(f)	348,000	171,609
Class F, 3.5955% 11/10/36 (d)(f)	1,960,000	576,659
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (d)(f)	528,000	418,420
Class PR2, 3.516% 6/5/35 (d)(f)	1,378,000	1,039,866
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,752,178,668)		1,633,765,777

Municipal Securities - 0.3%
	Principal Amount (a)	Value ($)
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	4,212,273	4,212,273
5.1% 6/1/33	40,165,000	39,705,593
Series 2010-1, 6.63% 2/1/35	7,024,615	7,384,379
Series 2010-3:
6.725% 4/1/35	10,472,308	11,064,869
7.35% 7/1/35	4,828,571	5,215,580
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	27,425,000	29,825,529
TOTAL MUNICIPAL SECURITIES (Cost $101,352,836)		97,408,223

Foreign Government and Government Agency Obligations - 1.4%
		Principal Amount (a)	Value ($)
Abu Dhabi National Energy Co. PJSC 4.375% 1/24/29 (d)		880,000	873,400
Angola Republic:
8.25% 5/9/28 (d)		1,370,000	1,217,416
8.75% 4/14/32 (d)		795,000	666,210
9.375% 5/8/48 (d)		580,000	443,265
9.5% 11/12/25 (d)		2,570,000	2,545,585
Arab Republic of Egypt:
7.0529% 1/15/32 (d)		45,000	24,590
7.5% 1/31/27 (d)		2,427,000	1,642,472
7.5% 2/16/61 (d)		1,925,000	912,330
7.6003% 3/1/29 (d)		1,065,000	653,511
7.903% 2/21/48 (d)		1,141,000	557,521
8.5% 1/31/47 (d)		1,586,000	798,254
8.7002% 3/1/49 (d)		1,420,000	724,910
Argentine Republic:
0.5% 7/9/30 (h)		16,860,686	4,413,285
1% 7/9/29		1,948,999	495,533
1.5% 7/9/35 (h)		9,948,323	2,312,985
3.5% 7/9/41 (h)		3,050,000	781,563
3.875% 1/9/38 (h)		5,332,281	1,530,698
Bahamian Republic 6% 11/21/28 (d)		835,000	639,193
Bahrain Kingdom 5.625% 5/18/34 (d)		490,000	416,592
Bank Gospodarstwa Krajowego 5.375% 5/22/33 (d)		530,000	529,338
Barbados Government 6.5% 10/1/29 (d)		1,530,000	1,417,928
Bermuda Government:
2.375% 8/20/30 (d)		185,000	154,799
3.375% 8/20/50 (d)		430,000	296,378
3.717% 1/25/27 (d)		1,720,000	1,646,148
4.75% 2/15/29 (d)		965,000	947,389
5% 7/15/32 (d)		490,000	481,425
Brazilian Federative Republic:
3.875% 6/12/30		2,310,000	2,050,125
6% 10/20/33		950,000	931,950
7.125% 1/20/37		1,550,000	1,637,188
8.25% 1/20/34		2,809,000	3,212,443
Buenos Aires Province 5.25% 9/1/37 (d)(h)		1,745,000	554,038
Cameroon Republic 9.5% 11/19/25 (d)		1,180,000	1,123,065
Chilean Republic:
2.45% 1/31/31		3,505,000	3,041,245
2.75% 1/31/27		790,000	741,267
3.1% 1/22/61		2,425,000	1,552,455
3.5% 1/31/34		520,000	458,998
4% 1/31/52		455,000	363,801
4.34% 3/7/42		665,000	585,533
Colombian Republic:
3% 1/30/30		2,720,000	2,088,960
3.125% 4/15/31		1,455,000	1,079,701
3.25% 4/22/32		745,000	538,635
4.125% 5/15/51		600,000	349,238
5% 6/15/45		2,520,000	1,672,650
5.2% 5/15/49		1,660,000	1,103,174
6.125% 1/18/41		105,000	81,920
7.375% 9/18/37		380,000	352,046
7.5% 2/2/34		630,000	603,540
8% 4/20/33		625,000	627,461
Costa Rican Republic:
5.625% 4/30/43 (d)		680,000	585,650
6.125% 2/19/31 (d)		1,255,000	1,251,706
6.55% 4/3/34 (d)		575,000	580,031
7% 4/4/44 (d)		350,000	341,250
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (d)(e)		635,000	228,918
6.825% 7/18/26 (d)(e)		795,000	301,728
7.55% 3/28/30 (d)(e)		615,000	222,284
7.85% 3/14/29 (d)(e)		1,345,000	487,563
Dominican Republic:
4.5% 1/30/30 (d)		1,355,000	1,168,688
4.875% 9/23/32 (d)		2,060,000	1,724,993
5.875% 1/30/60 (d)		1,035,000	765,900
5.95% 1/25/27 (d)		1,181,000	1,152,066
6% 7/19/28 (d)		1,011,000	973,593
6.4% 6/5/49 (d)		425,000	350,439
6.5% 2/15/48 (d)		635,000	530,225
6.85% 1/27/45 (d)		1,143,000	1,010,126
6.875% 1/29/26 (d)		2,522,000	2,541,388
7.05% 2/3/31 (d)		1,020,000	1,009,800
7.45% 4/30/44 (d)		794,000	757,278
Ecuador Republic:
2.5% 7/31/35 (d)(h)		1,850,000	629,000
5.5% 7/31/30 (d)(h)		3,355,000	1,614,594
El Salvador Republic:
6.375% 1/18/27 (d)		195,000	123,557
7.1246% 1/20/50 (d)		750,000	368,344
7.625% 2/1/41 (d)		230,000	116,495
Emirate of Abu Dhabi:
3% 9/15/51 (d)		1,220,000	855,754
3.125% 9/30/49 (d)		5,230,000	3,812,343
3.875% 4/16/50 (d)		18,260,000	15,204,874
Emirate of Dubai:
3.9% 9/9/50 (Reg. S)		2,050,000	1,437,306
5.25% 1/30/43 (Reg. S)		890,000	823,695
Gabonese Republic 7% 11/24/31 (d)		1,245,000	971,723
Georgia Republic 2.75% 4/22/26 (d)		1,280,000	1,144,240
German Federal Republic:
0% 10/10/25 (Reg. S)	EUR	15,400,000	15,492,985
0% 2/15/32 (Reg. S)	EUR	2,620,000	2,315,636
0% 5/15/35 (Reg. S) (k)	EUR	29,000,000	23,410,695
1% 5/15/38(Reg. S)	EUR	1,745,000	1,525,210
2.2% 12/12/24(Reg. S)	EUR	34,280,000	36,294,295
2.5% 3/13/25(Reg. S)	EUR	1,300,000	1,383,589
Ghana Republic:
7.75% 4/7/29 (d)(e)		1,500,000	599,344
8.627% 6/16/49 (d)(e)		525,000	198,450
10.75% 10/14/30 (d)		1,140,000	773,276
Guatemalan Republic:
4.875% 2/13/28 (d)		305,000	289,369
4.9% 6/1/30 (d)		590,000	545,750
5.375% 4/24/32 (d)		910,000	859,950
6.125% 6/1/50 (d)		615,000	554,269
Hungarian Republic:
2.125% 9/22/31 (d)		530,000	402,734
3.125% 9/21/51 (d)		960,000	571,080
5.25% 6/16/29 (d)		755,000	731,076
5.5% 6/16/34 (d)		790,000	755,092
6.125% 5/22/28 (d)		610,000	620,408
Indonesian Republic:
3.2% 9/23/61		930,000	617,171
3.5% 2/14/50		1,165,000	879,065
3.85% 10/15/30		855,000	810,006
4.1% 4/24/28		1,305,000	1,273,028
4.2% 10/15/50		44,910,000	38,083,680
4.35% 1/11/48		1,225,000	1,077,847
4.4% 6/6/27 (d)		890,000	882,658
5.125% 1/15/45 (d)		2,740,000	2,707,120
5.25% 1/17/42 (d)		660,000	658,886
5.95% 1/8/46 (d)		985,000	1,063,677
6.75% 1/15/44 (d)		690,000	807,214
7.75% 1/17/38 (d)		1,728,000	2,172,204
8.5% 10/12/35 (d)		2,680,000	3,490,365
Islamic Republic of Pakistan:
6% 4/8/26 (d)		1,770,000	664,082
6.875% 12/5/27 (d)		740,000	275,095
Israeli State 3.375% 1/15/50		1,960,000	1,437,268
Ivory Coast:
6.125% 6/15/33 (d)		2,490,000	2,151,983
6.375% 3/3/28 (d)		2,920,000	2,790,060
Jamaican Government:
6.75% 4/28/28		495,000	519,379
7.875% 7/28/45		430,000	496,113
Jordanian Kingdom:
4.95% 7/7/25 (d)		1,535,000	1,463,814
7.375% 10/10/47 (d)		290,000	241,661
7.5% 1/13/29 (d)		355,000	350,185
7.75% 1/15/28 (d)		825,000	828,248
Kingdom of Saudi Arabia:
2.25% 2/2/33 (d)		1,835,000	1,490,708
3.25% 10/22/30 (d)		10,790,000	9,854,642
3.45% 2/2/61 (d)		3,085,000	2,158,150
3.625% 3/4/28 (d)		785,000	753,502
3.75% 1/21/55 (d)		1,250,000	932,656
4.5% 10/26/46 (d)		1,665,000	1,450,943
4.5% 4/22/60 (d)		7,675,000	6,616,330
4.625% 10/4/47 (d)		1,355,000	1,189,690
5% 1/18/53 (d)		1,010,000	925,918
Lebanese Republic:
5.8% 12/31/49 (e)		1,814,000	106,337
6.375% 12/31/49 (e)		1,956,000	114,661
Ministry of Finance of the Russian Federation:
4.375% 3/21/29(Reg. S) (c)(e)		1,000,000	50,000
5.1% 3/28/35(Reg. S) (c)(e)		2,000,000	100,000
Moroccan Kingdom 6.5% 9/8/33 (d)		1,385,000	1,412,094
Panamanian Republic:
2.252% 9/29/32		1,065,000	814,925
3.298% 1/19/33		1,135,000	948,647
3.87% 7/23/60		1,530,000	991,918
4.5% 5/15/47		645,000	505,035
4.5% 4/16/50		2,015,000	1,529,889
6.4% 2/14/35		1,335,000	1,393,657
6.853% 3/28/54		525,000	537,567
Peruvian Republic:
2.783% 1/23/31		1,535,000	1,305,997
3% 1/15/34		1,130,000	922,221
3.3% 3/11/41		1,285,000	956,763
Philippine Republic:
2.65% 12/10/45		1,055,000	711,004
2.95% 5/5/45		430,000	306,859
5% 7/17/33		570,000	581,507
5.5% 1/17/48		505,000	523,085
5.609% 4/13/33		825,000	878,264
5.95% 10/13/47		1,320,000	1,446,060
Polish Government:
5.5% 4/4/53		585,000	587,303
5.75% 11/16/32		1,150,000	1,219,216
Provincia de Cordoba:
6.875% 12/10/25 (d)		3,111,474	2,426,950
6.99% 6/1/27 (d)		1,110,721	744,391
Republic of Armenia 3.6% 2/2/31 (d)		1,375,000	1,068,461
Republic of Kenya:
6.3% 1/23/34 (d)		515,000	367,195
6.875% 6/24/24 (d)		495,000	454,874
7% 5/22/27 (d)		950,000	813,022
Republic of Nigeria:
6.125% 9/28/28 (d)		2,020,000	1,625,848
6.375% 7/12/23 (d)		440,000	437,058
6.5% 11/28/27 (d)		600,000	506,363
7.143% 2/23/30 (d)		1,285,000	1,016,194
7.625% 11/21/25 (d)		1,730,000	1,648,690
7.696% 2/23/38 (d)		760,000	524,068
8.375% 3/24/29 (d)		360,000	311,130
Republic of Paraguay:
2.739% 1/29/33 (d)		595,000	471,277
4.95% 4/28/31 (d)		1,525,000	1,455,708
5.4% 3/30/50 (d)		530,000	442,981
Republic of Senegal 6.25% 5/23/33 (d)		940,000	745,714
Republic of Serbia 2.125% 12/1/30 (d)		2,110,000	1,580,258
Republic of Uzbekistan:
3.7% 11/25/30 (d)		725,000	579,683
3.9% 10/19/31 (d)		1,045,000	830,971
Republic of Zambia 8.97% 7/30/27 (d)(e)		985,000	475,447
Romanian Republic:
3% 2/27/27 (d)		1,206,000	1,097,686
3% 2/14/31 (d)		2,846,000	2,344,037
3.625% 3/27/32 (d)		1,206,000	1,014,774
4% 2/14/51 (d)		1,215,000	825,668
6.625% 2/17/28 (d)		610,000	625,174
Rwanda Republic 5.5% 8/9/31 (d)		1,545,000	1,122,346
South African Republic:
4.85% 9/27/27		760,000	700,768
4.85% 9/30/29		620,000	533,704
5% 10/12/46		1,065,000	676,142
5.65% 9/27/47		505,000	343,179
5.75% 9/30/49		1,705,000	1,154,924
5.875% 4/20/32		760,000	654,693
State of Qatar:
3.75% 4/16/30 (d)		3,905,000	3,789,803
4% 3/14/29 (d)		1,570,000	1,549,688
4.4% 4/16/50 (d)		32,665,000	29,516,911
4.625% 6/2/46 (d)		2,035,000	1,927,908
4.817% 3/14/49 (d)		1,980,000	1,881,990
5.103% 4/23/48 (d)		2,400,000	2,377,950
9.75% 6/15/30 (d)		722,000	960,621
Sultanate of Oman:
5.375% 3/8/27 (d)		315,000	309,153
5.625% 1/17/28 (d)		3,575,000	3,537,686
6% 8/1/29 (d)		1,185,000	1,187,444
6.25% 1/25/31 (d)		895,000	905,796
6.5% 3/8/47 (d)		325,000	296,116
6.75% 1/17/48 (d)		3,039,000	2,855,330
Turkish Republic:
4.25% 4/14/26		2,845,000	2,476,573
4.75% 1/26/26		2,780,000	2,483,409
4.875% 10/9/26		1,840,000	1,601,720
4.875% 4/16/43		2,105,000	1,293,654
5.125% 2/17/28		1,395,000	1,181,652
5.25% 3/13/30		505,000	399,992
5.75% 5/11/47		1,443,000	944,083
6% 3/25/27		440,000	390,308
6% 1/14/41		1,230,000	860,846
6.125% 10/24/28		945,000	820,555
6.625% 2/17/45		1,020,000	740,648
9.125% 7/13/30		570,000	546,060
9.375% 3/14/29		1,385,000	1,348,471
9.375% 1/19/33		2,445,000	2,347,200
9.875% 1/15/28		3,115,000	3,102,852
Ukraine Government:
0% 8/1/41 (d)(f)		975,000	286,589
6.876% 5/21/31 (d)		455,000	80,848
7.253% 3/15/35 (d)		1,570,000	288,782
7.375% 9/25/34 (d)		780,000	140,644
7.75% 9/1/24 (d)		2,254,000	487,146
7.75% 9/1/25 (d)		2,985,000	609,686
7.75% 9/1/26 (d)		3,955,000	733,653
7.75% 9/1/28 (d)		575,000	109,897
7.75% 9/1/29 (d)		270,000	51,519
United Kingdom, Great Britain and Northern Ireland:
1% 4/22/24(Reg. S)	GBP	8,710,000	10,489,198
2.25% 9/7/23	GBP	4,940,000	6,108,161
United Mexican States:
2.659% 5/24/31		1,235,000	1,026,053
3.25% 4/16/30		1,660,000	1,479,268
3.5% 2/12/34		1,565,000	1,312,448
3.75% 1/11/28		1,515,000	1,445,689
3.75% 4/19/71		2,225,000	1,457,097
3.771% 5/24/61		800,000	531,900
4.5% 4/22/29		905,000	879,999
4.875% 5/19/33		895,000	854,054
5.75% 10/12/2110		2,265,000	1,975,929
6.05% 1/11/40		1,810,000	1,823,914
6.338% 5/4/53		860,000	861,720
6.35% 2/9/35		1,240,000	1,304,945
Uruguay Republic 5.1% 6/18/50		1,810,000	1,775,836
Venezuelan Republic:
9.25% 9/15/27 (e)		7,846,000	745,370
11.95% 8/5/31 (Reg. S) (e)		1,641,700	143,649
12.75% 12/31/49 (e)		350,400	30,660
Vietnamese Socialist Republic 5.5% 3/12/28		3,410,550	3,256,649
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $512,689,437)			432,882,367

Common Stocks - 0.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.0%
Entertainment - 0.0%
Cineworld Group PLC warrants 11/23/25 (t)	255,224	0
Media - 0.0%
Altice U.S.A., Inc. Class A (t)	146,500	375,040
Charter Communications, Inc. Class A (t)	5,500	1,793,825
		2,168,865
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (c)(t)	1	0
TOTAL COMMUNICATION SERVICES		2,168,865
CONSUMER DISCRETIONARY - 0.0%
Automobile Components - 0.0%
Aptiv PLC (t)	22,300	1,964,184
Hotels, Restaurants & Leisure - 0.0%
CEC Entertainment, Inc. (c)(t)	65,301	1,146,686
Specialty Retail - 0.0%
David's Bridal, Inc. rights (c)(t)	518	0
TOTAL CONSUMER DISCRETIONARY		3,110,870
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp.	158,744	5,959,250
California Resources Corp. warrants 10/27/24 (t)	6,440	45,080
Chesapeake Energy Corp.	91,908	6,916,077
Chesapeake Energy Corp. (b)(t)	619	46,580
Denbury, Inc. (t)	27,041	2,438,287
EP Energy Corp. (c)(t)	6,556	38,549
Mesquite Energy, Inc. (c)(t)	113,725	6,667,704
New Fortress Energy, Inc.	122,600	3,220,702
Nostrum Oil & Gas LP warrants (c)(t)	124,189	1
		25,332,230
FINANCIALS - 0.0%
Financial Services - 0.0%
ACNR Holdings, Inc. (c)(t)	8,987	810,627
Lime Tree Bay Ltd. (c)(t)	809	23,024
		833,651
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Centene Corp. (t)	47,600	2,970,716
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Regal Rexnord Corp.	16,400	2,130,196
Machinery - 0.0%
TNT Crane & Rigging LLC (c)(t)	83,132	651,755
TNT Crane & Rigging LLC warrants 10/31/25 (c)(t)	3,648	328
		652,083
Passenger Airlines - 0.0%
Azul SA sponsored ADR (t)	31,700	316,366
TOTAL INDUSTRIALS		3,098,645
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. (t)	60,100	2,221,296
IT Services - 0.0%
GTT Communications, Inc. (c)	80,353	992,392
TOTAL INFORMATION TECHNOLOGY		3,213,688
UTILITIES - 0.0%
Electric Utilities - 0.0%
TexGen Power LLC (c)(t)	88,700	3,051,280
TOTAL COMMON STOCKS (Cost $32,776,517)		43,779,945

Preferred Stocks - 0.0%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
RLJ Lodging Trust Series A, 1.95%	20,725	486,001

Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Financial Services - 0.0%
ACNR Holdings, Inc. (c)(t)	5,145	2,782,776

Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp. Series E, 6.50% (f)	66,700	1,465,399
Arbor Realty Trust, Inc. Series F, 6.25% (f)	40,700	759,869
Dynex Capital, Inc. Series C 6.90% (f)	20,200	439,350
Franklin BSP Realty Trust, Inc. 7.50%	34,000	656,200
MFA Financial, Inc. Series B, 7.50%	24,975	484,268
		3,805,086
TOTAL FINANCIALS		6,587,862

REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Cedar Realty Trust, Inc.:
7.25%	1,166	18,158
Series C, 6.50%	26,075	290,997
DiamondRock Hospitality Co. 8.25%	12,600	326,970
National Storage Affiliates Trust Series A, 6.00%	12,600	284,004
Rexford Industrial Realty, Inc. Series B, 5.875%	30,100	687,183
Spirit Realty Capital, Inc. Series A, 6.00%	18,100	422,273
		2,029,585
Real Estate Management & Development - 0.0%
Digitalbridge Group, Inc.:
Series H, 7.125%	22,855	468,528
Series I, 7.15%	30,500	617,320
		1,085,848
TOTAL REAL ESTATE		3,115,433

TOTAL NONCONVERTIBLE PREFERRED STOCKS		9,703,295
TOTAL PREFERRED STOCKS (Cost $9,265,627)		10,189,296

Bank Loan Obligations - 6.3%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.2%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.4863% 8/15/28 (f)(g)(u)	18,471,790	15,362,433
Aventiv Technologies LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 9.6591% 11/1/24 (f)(g)(u)	6,226,441	5,547,012
3 month U.S. LIBOR + 8.250% 13.7257% 11/1/25 (f)(g)(u)	3,586,000	2,761,220
Cablevision Lightpath LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.3574% 11/30/27 (f)(g)(u)	1,242,173	1,194,660
Connect U.S. Finco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.53% 12/12/26 (f)(g)(u)	2,004,946	1,988,665
Consolidated Communications, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5967% 10/2/27 (f)(g)(u)	1,529,230	1,311,315
Frontier Communications Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.9375% 5/1/28 (f)(g)(u)	10,175,470	9,423,808
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.2358% 12/30/27 (f)(g)(u)	3,996,195	3,299,378
Level 3 Financing, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0179% 3/1/27 (f)(g)(u)	2,678,811	2,334,396
Northwest Fiber LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.9466% 4/30/27 (f)(g)(u)	4,549,717	4,329,830
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 10.7887% 8/1/29 (f)(g)(u)	3,535,916	2,828,733
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.5034% 9/21/27 (f)(g)(u)	4,367,336	3,939,686
Zayo Group Holdings, Inc. 1LN, term loan:
1 month U.S. LIBOR + 3.000% 8.5137% 3/9/27 (f)(g)(u)	12,429,224	9,529,734
CME Term SOFR 1 Month Index + 4.250% 9.4034% 3/9/27 (f)(g)(u)	1,064,250	833,808
		64,684,678
Entertainment - 0.1%
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.5483% 2/10/27 (f)(g)(u)	8,177,534	7,073,567
AP Core Holdings II LLC:
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 5.500% 10.6537% 9/1/27 (f)(g)(u)	1,332,000	1,269,569
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 5.500% 10.6537% 9/1/27 (f)(g)(u)	3,520,000	3,352,800
Crown Finance U.S., Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 10.000% 15.1646% 9/9/23 (f)(g)(u)	3,157,261	3,208,061
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.500% 3.9997% 2/28/25 (f)(g)(u)	4,962,658	1,070,495
3 month U.S. LIBOR + 2.750% 4.2497% 9/30/26 (f)(g)(u)	731,236	157,735
Sweetwater Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.5179% 8/5/28 (f)(g)(u)	4,290,518	4,033,087
		20,165,314
Media - 0.2%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.7189% 10/28/27 (f)(g)(u)	3,000,768	2,683,347
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.9863% 10/31/27 (f)(g)(u)	3,718,227	3,451,741
Charter Communication Operating LLC Tranche B2 1LN, term loan CME Term SOFR 3 Month Index + 1.750% 6.7957% 2/1/27 (f)(g)(u)	15,564,960	15,244,010
Coral-U.S. Co.-Borrower LLC:
Tranche B, term loan 1 month U.S. LIBOR + 2.250% 7.3574% 1/31/28 (f)(g)(u)	6,532,000	6,245,049
Tranche B6 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.1074% 10/15/29 (f)(g)(u)	1,415,000	1,369,013
CSC Holdings LLC:
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.6074% 4/15/27 (f)(g)(u)	4,071,645	3,422,381
Tranche B6 LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.5593% 1/18/28 (f)(g)(u)	7,882,283	6,948,232
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.155% 8/24/26 (f)(g)(u)	4,540,543	3,412,990
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0255% 8/24/26 (f)(g)(u)	17,220,968	681,606
DIRECTV Financing LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 10.1537% 8/2/27 (f)(g)(u)	2,616,768	2,478,576
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.1187% 12/1/28 (f)(g)(u)	7,681,654	7,067,122
Gray Television, Inc. Tranche D 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.1077% 12/1/28 (f)(g)(u)	1,781,955	1,690,879
LCPR Loan Financing LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.8574% 9/25/28 (f)(g)(u)	960,000	942,960
MJH Healthcare Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5822% 1/28/29 (f)(g)(u)	1,489,950	1,460,151
Nexstar Media, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 7.6537% 9/19/26 (f)(g)(u)	3,717,523	3,673,061
Sinclair Television Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.53% 9/30/26 (f)(g)(u)	2,127,825	1,870,720
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.1591% 8/14/26 (f)(g)(u)	2,669,832	2,634,456
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.1483% 6/24/29 (f)(g)(u)	1,215,813	1,176,299
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.4037% 3/24/26 (f)(g)(u)	3,549,582	3,421,406
1 month U.S. LIBOR + 3.250% 8.4037% 1/31/29 (f)(g)(u)	4,787,859	4,537,694
Virgin Media Bristol LLC:
Tranche N, term loan 1 month U.S. LIBOR + 2.500% 7.6074% 1/31/28 (f)(g)(u)	3,356,000	3,215,652
Tranche Y 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3106% 3/6/31 (f)(g)(u)	2,095,000	2,013,379
		79,640,724
Wireless Telecommunication Services - 0.1%
Crown Subsea Communications Holding, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.3577% 4/27/27 (f)(g)(u)	2,500,000	2,489,075
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.8577% 4/27/27 (f)(g)(u)	1,358,322	1,346,858
Intelsat Jackson Holdings SA 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.250% 9.4435% 2/1/29 (f)(g)(u)	19,932,499	19,572,917
SBA Senior Finance II, LLC Tranche B, term loan 1 month U.S. LIBOR + 1.750% 6.91% 4/11/25 (f)(g)(u)	914,447	912,252
		24,321,102
TOTAL COMMUNICATION SERVICES		188,811,818
CONSUMER DISCRETIONARY - 1.5%
Automobile Components - 0.1%
American Trailer World Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0034% 3/5/28 (f)(g)(u)	2,730,623	2,353,797
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9034% 4/20/30 (f)(g)(u)	4,685,000	4,634,261
Novae LLC 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.3383% 12/22/28 (f)(g)(u)	1,950,300	1,654,498
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.5221% 12/17/28 (f)(g)(u)	2,869,585	2,226,798
Power Stop LLC 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.9037% 1/26/29 (f)(g)(u)	1,217,700	855,434
Rough Country LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.6537% 7/28/28 (f)(g)(u)	852,375	796,263
Truck Hero, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.9037% 1/29/28 (f)(g)(u)	2,920,400	2,657,214
		15,178,265
Automobiles - 0.1%
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.000% 7.2534% 5/23/27 (f)(g)(u)	1,285,114	1,245,224
CME Term SOFR 1 Month Index + 3.500% 8.6534% 12/13/29 (f)(g)(u)	2,994,950	2,970,242
CWGS Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.6017% 6/3/28 (f)(g)(u)	6,621,213	6,138,196
HarbourVest Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.7984% 4/20/30 (f)(g)(u)	3,872,112	3,828,551
		14,182,213
Broadline Retail - 0.2%
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.9037% 3/5/28 (f)(g)(u)	61,820,722	59,935,190
Cmg Media Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.6591% 12/17/26 (f)(g)(u)	8,294,764	6,884,654
CNT Holdings I Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.4587% 11/8/27 (f)(g)(u)	3,439,089	3,343,792
Red Ventures LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.1534% 3/3/30 (f)(g)(u)	3,080,410	2,996,654
		73,160,290
Distributors - 0.0%
Aip Rd Buyer Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.1534% 12/23/28 (f)(g)(u)	4,030,000	3,924,213
BCPE Empire Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.8437% 12/11/28 (f)(g)(u)	6,201,101	6,128,734
Gloves Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.1537% 1/6/28 (f)(g)(u)	1,234,797	1,175,119
		11,228,066
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.1537% 8/12/28 (f)(g)(u)	1,641,406	1,638,123
AI Aqua Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.8043% 7/30/28 (f)(g)(u)	4,183,362	4,020,211
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 6 month U.S. LIBOR + 5.000% 9.9534% 7/30/26 (f)(g)(u)	4,617,802	4,610,876
KUEHG Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 5.000% 5/22/30 (g)(u)(v)	12,110,000	11,539,861
Tranche B, term loan 1 month U.S. LIBOR + 3.750% 8.9091% 2/21/25 (f)(g)(u)	5,031,974	5,019,394
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.500% 13.9154% 3/13/25 (f)(g)(u)	1,915,825	1,893,084
Ring Container Technologies Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.6537% 8/12/28 (f)(g)(u)	2,147,813	2,116,497
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.9857% 3/4/28 (f)(g)(u)	22,267,786	17,786,394
		48,624,440
Hotels, Restaurants & Leisure - 0.7%
19Th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.1404% 2/7/29 (f)(g)(u)	3,224,952	3,045,580
Alterra Mountain Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.6537% 8/17/28 (f)(g)(u)	4,309,160	4,280,418
Aramark Services, Inc.:
Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 6.9037% 3/11/25 (f)(g)(u)	2,251,057	2,241,918
Tranche B-4 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.9037% 1/15/27 (f)(g)(u)	2,289,288	2,254,948
Arcis Golf LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.4037% 11/24/28 (f)(g)(u)	2,290,200	2,273,024
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 11/24/28 (g)(u)(v)	132,000	131,010
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.3577% 10/1/28 (f)(g)(u)	3,131,833	2,991,213
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 10.0939% 9/9/26 (f)(g)(u)	1,143,612	1,131,227
Burger King Worldwide, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.9037% 11/19/26 (f)(g)(u)	2,776,825	2,715,207
Caesars Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5034% 1/26/30 (f)(g)(u)	17,500,000	17,333,225
Carnival Finance LLC Tranche B 1LN, term loan:
6 month U.S. LIBOR + 3.000% 8.1537% 6/30/25 (f)(g)(u)	4,885,566	4,838,225
6 month U.S. LIBOR + 3.250% 8.4037% 10/18/28 (f)(g)(u)	3,996,682	3,870,107
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.2727% 7/21/28 (f)(g)(u)	17,107,620	16,562,401
ClubCorp Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 7.9037% 9/18/24 (f)(g)(u)	5,825,000	5,450,045
Dave & Buster's, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3125% 6/29/29 (f)(g)(u)	1,920,488	1,919,297
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.1534% 1/15/30 (f)(g)(u)	6,040,000	6,033,960
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 12.1591% 9/8/24 (f)(g)(u)	794,000	558,404
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 8.1591% 3/8/24 (f)(g)(u)	3,507,853	3,141,914
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.1534% 1/27/29 (f)(g)(u)	30,851,154	29,662,151
Flutter Financing B.V. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4099% 7/4/28 (f)(g)(u)	2,228,800	2,226,014
Flynn Restaurant Group LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.5179% 11/22/28 (f)(g)(u)	1,101,063	1,072,710
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5034% 11/30/29 (f)(g)(u)	5,219,047	5,217,585
Golden Entertainment, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 5/18/30 (g)(u)(v)	4,455,000	4,427,156
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 8.03% 10/20/24 (f)(g)(u)	2,284,874	2,279,161
GVC Holdings Gibraltar Ltd.:
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.4368% 10/31/29 (f)(g)(u)	2,099,738	2,095,370
Tranche B4 1LN, term loan 3 month U.S. LIBOR + 2.250% 7.4368% 3/16/27 (f)(g)(u)	1,866,750	1,853,683
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.9375% 8/27/28 (f)(g)(u)	1,354,375	1,353,251
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.1537% 8/2/28 (f)(g)(u)	12,852,108	12,721,531
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 1.750% 6.95% 6/21/26 (f)(g)(u)	2,008,852	1,997,562
J&J Ventures Gaming LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.1591% 4/26/28 (f)(g)(u)	2,034,642	1,972,341
Life Time, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.8003% 1/15/26 (f)(g)(u)	1,595,000	1,589,019
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.9037% 8/31/25 (f)(g)(u)	1,807,416	1,784,263
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.250% 13.27% 6/23/26 (f)(g)(u)	1,793,063	1,530,827
Pacific Bells LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.6599% 10/20/28 (f)(g)(u)	1,496,258	1,456,981
PCI Gaming Authority 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.6537% 5/29/26 (f)(g)(u)	2,297,125	2,285,640
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 11.4037% 3/1/26 (f)(g)(u)	2,915,024	2,708,903
Playa Resorts Holding BV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.3164% 1/5/29 (f)(g)(u)	2,309,213	2,298,544
Restaurant Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.1483% 4/1/29 (f)(g)(u)	4,191,545	4,064,038
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.1593% 4/14/29 (f)(g)(u)	3,385,647	3,358,155
Scientific Games Holdings LP term loan CME Term SOFR 3 Month Index + 3.500% 8.4206% 4/4/29 (f)(g)(u)	4,973,466	4,793,725
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.1875% 8/25/28 (f)(g)(u)	2,117,750	2,092,612
Stars Group Holdings BV Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 7.4091% 7/21/26 (f)(g)(u)	6,136,957	6,106,947
Station Casinos LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 7.41% 2/7/27 (f)(g)(u)	5,972,577	5,864,354
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 8.750% 13.7746% 2/28/25 (f)(g)(u)	3,598,457	3,521,990
U.S. Secured Overnight Fin. Rate (SOFR) Index + 6.750% 13.3646% 5/29/26 (f)(g)(u)	3,270,952	2,011,636
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 9.1591% 12/30/26 (f)(g)(u)	6,900,790	5,037,577
2LN, term loan 3 month U.S. LIBOR + 8.500% 13.6591% 12/30/27 (f)(g)(u)	500,000	350,000
Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.500% 13.6591% 12/30/26 (c)(f)(g)(u)	755,625	604,500
Whatabrands LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.4037% 8/3/28 (f)(g)(u)	6,882,875	6,734,687
Wyndham Hotels & Resorts, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.45% 5/19/30 (f)(g)(u)	937,607	936,041
		206,781,077
Household Durables - 0.0%
Mattress Firm, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.250% 9.39% 9/24/28 (f)(g)(u)	2,463,851	2,329,374
Runner Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 10.4534% 10/21/28 (f)(g)(u)	1,801,800	1,349,098
TGP Holdings III LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.4037% 6/29/28 (f)(g)(u)	1,432,080	1,178,029
Weber-Stephen Products LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.3322% 10/30/27 (f)(g)(u)	2,167,841	1,886,022
		6,742,523
Leisure Products - 0.0%
Lids Holdings, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.3929% 12/14/26 (c)(f)(g)(u)	2,636,719	2,465,332
SP PF Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.6537% 12/21/25 (f)(g)(u)	2,461,523	1,575,375
Topgolf Callaway Brands Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7534% 3/9/30 (f)(g)(u)	5,155,000	5,074,015
		9,114,722
Specialty Retail - 0.2%
Academy Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.7841% 11/6/27 (f)(g)(u)	3,134,603	3,137,205
At Home Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.4266% 7/24/28 (f)(g)(u)	1,773,000	1,164,081
Belron Finance U.S. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.8319% 4/13/29 (f)(g)(u)	905,000	901,045
Driven Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.1484% 12/17/28 (f)(g)(u)	891,000	855,360
Empire Today LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 10.1077% 4/1/28 (f)(g)(u)	1,473,750	1,117,589
Franchise Group, Inc. Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 4.750% 9.9703% 3/10/26 (f)(g)(u)	5,950,434	5,578,532
CME Term SOFR 3 Month Index + 4.750% 10.0929% 3/10/26 (f)(g)(u)	1,505,000	1,405,294
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.7746% 10/19/27 (f)(g)(u)	2,005,177	1,922,303
Jo-Ann Stores LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 10.0181% 7/7/28 (f)(g)(u)	2,307,024	1,206,250
LBM Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.7746% 12/18/27 (f)(g)(u)	10,520,816	9,616,446
Ls Group Opco Acquistion LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.2841% 11/2/27 (f)(g)(u)	3,449,478	3,377,625
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.4091% 4/15/28 (f)(g)(u)	5,176,136	4,538,850
New SK Holdco Sub LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.350% 13.4321% 6/30/27 (f)(g)(u)	1,678,703	1,441,586
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.4099% 3/4/28 (f)(g)(u)	2,027,021	1,983,946
RH:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.5246% 10/20/28 (f)(g)(u)	3,150,317	2,806,586
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5034% 10/20/28 (f)(g)(u)	7,446,328	6,679,356
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.9706% 2/8/28 (f)(g)(u)	2,956,700	2,642,551
Tory Burch LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.6537% 4/16/28 (f)(g)(u)	2,991,703	2,789,763
Victoria's Secret & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.2357% 8/2/28 (f)(g)(u)	1,891,200	1,853,376
Woof Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.8769% 12/21/27 (f)(g)(u)	2,735,586	2,578,290
		57,596,034
Textiles, Apparel & Luxury Goods - 0.0%
Canada Goose, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.6591% 10/7/27 (f)(g)(u)	1,456,549	1,411,338
Crocs, Inc. Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5822% 2/17/29 (f)(g)(u)	6,889,427	6,873,168
Hanesbrands, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.7322% 3/8/30 (f)(g)(u)	1,485,000	1,470,150
		9,754,656
TOTAL CONSUMER DISCRETIONARY		452,362,286
CONSUMER STAPLES - 0.1%
Beverages - 0.0%
Bengal Debt Merger Sub LLC:
1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.2483% 1/24/29 (f)(g)(u)	3,982,095	3,630,356
2LN, term loan CME Term SOFR 3 Month Index + 6.000% 10.9983% 1/24/30 (f)(g)(u)	1,370,000	1,024,075
Triton Water Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.6591% 3/31/28 (f)(g)(u)	7,522,141	7,116,998
		11,771,429
Consumer Staples Distribution & Retail - 0.1%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 1 month U.S. LIBOR + 7.750% 12.8467% 10/1/26 (f)(g)(u)	172,000	111,657
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.8467% 10/1/25 (f)(g)(u)	484,495	427,688
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.7904% 2/3/27 (f)(g)(u)	2,131,962	2,132,559
Cardenas Merger Sub, LLC 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 6.750% 11.7483% 8/1/29 (f)(g)(u)	1,636,775	1,628,591
Froneri U.S., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 7.4091% 1/29/27 (f)(g)(u)	2,946,521	2,875,303
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 10.7727% 11/20/25 (f)(g)(u)	4,201,409	2,006,173
Shearer's Foods, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.7679% 9/23/27 (f)(g)(u)	3,713,435	3,594,680
		12,776,651
Food Products - 0.0%
Chobani LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.7679% 10/23/27 (f)(g)(u)	4,120,210	4,063,557
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.4479% 5/16/29 (f)(g)(u)	6,864,517	6,660,710
		10,724,267
Household Products - 0.0%
Diamond BC BV Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 8.0569% 9/29/28 (f)(g)(u)	2,982,250	2,972,110
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.9037% 12/22/26 (f)(g)(u)	4,106,334	3,925,943
		6,898,053
Personal Care Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.9091% 5/17/28 (f)(g)(u)	3,782,400	3,498,039
Knowlton Development Corp., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.7746% 12/21/25 (f)(g)(u)	1,856,228	1,772,363
		5,270,402
TOTAL CONSUMER STAPLES		47,440,802
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
American Consolidated Natural term loan 21.2681% 9/16/25 (f)(u)	128,675	128,675
Apro LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.758% 11/14/26 (f)(g)(u)	3,400,866	3,311,593
BCP Renaissance Parent LLC Tranche B3 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.3983% 10/31/26 (f)(g)(u)	1,873,071	1,855,014
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.6537% 3/17/28 (f)(g)(u)	1,768,500	1,693,339
CQP Holdco LP / BIP-V Chinook Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.6591% 6/4/28 (f)(g)(u)	13,061,259	12,972,835
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5822% 11/19/29 (f)(g)(u)	5,151,640	5,021,252
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.9145% 2/6/25 (f)(g)(u)	9,503,999	9,261,647
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 9.1511% 2/6/25 (f)(g)(u)	3,990,891	3,889,123
GIP II Blue Holding LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 9.6591% 9/29/28 (f)(g)(u)	5,487,838	5,467,259
GIP III Stetson I LP Tranche B, term loan 1 month U.S. LIBOR + 4.250% 9.5034% 7/18/25 (f)(g)(u)	4,196,572	4,169,042
Limetree Bay Terminals LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 10.1599% 2/15/24 (f)(g)(u)	4,512,845	3,839,935
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(e)(g)(u)	2,102,309	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(e)(g)(u)	907,000	0
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.2405% 2/14/30 (f)(g)(u)	1,445,000	1,405,710
		53,015,424
FINANCIALS - 0.6%
Capital Markets - 0.1%
AssuredPartners, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.7679% 2/13/27 (f)(g)(u)	1,868,721	1,816,173
1 month U.S. LIBOR + 3.500% 8.7679% 2/13/27 (f)(g)(u)	1,857,969	1,805,723
CME Term SOFR 1 Month Index + 4.250% 9.4034% 2/13/27 (f)(g)(u)	2,646,700	2,616,925
Broadstreet Partners, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.41% 1/27/27 (f)(g)(u)	1,290,350	1,265,188
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.9932% 1/26/29 (f)(g)(u)	2,150,000	2,113,988
Citadel Securities LP Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.5967% 2/2/28 (f)(g)(u)	5,318,295	5,241,872
CME Term SOFR 1 Month Index + 3.000% 8.0967% 2/2/28 (f)(g)(u)	1,104,450	1,097,348
Deerfield Dakota Holding LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.6483% 4/9/27 (f)(g)(u)	2,461,216	2,332,765
Hightower Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.1269% 4/21/28 (f)(g)(u)	1,970,000	1,851,800
RCS Capital Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 3/8/30 (g)(u)(v)	955,000	936,196
Superannuation & Investments U.S. LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.9037% 12/1/28 (f)(g)(u)	1,298,563	1,289,473
		22,367,451
Financial Services - 0.2%
Agellan Portfolio 9% 8/7/25 (c)(u)	424,000	424,000
Finco I LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 8.081% 6/27/25 (f)(g)(u)	1,411,582	1,408,406
Focus Financial Partners LLC Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4034% 6/30/28 (f)(g)(u)	4,824,216	4,703,611
GT Polaris, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.0227% 9/24/27 (f)(g)(u)	3,157,486	2,868,387
LSF11 Trinity Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 4/27/30 (g)(u)(v)	775,000	761,438
Mhp 2022-Mhil Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 5.000% 10.0593% 1/9/24 (c)(f)(g)(u)	6,607,220	6,078,642
Nexus Buyer LLC:
2LN, term loan 1 month U.S. LIBOR + 6.250% 11.5034% 11/1/29 (f)(g)(u)	1,555,000	1,368,400
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.8322% 11/8/26 (f)(g)(u)	1,299,923	1,213,569
Sunbelt Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 4.450% 9.5577% 1/21/27 (c)(f)(g)(u)	4,040,817	4,040,817
TransUnion LLC:
Tranche B5 1LN, term loan 1 month U.S. LIBOR + 1.750% 7.0034% 11/16/26 (f)(g)(u)	2,872,960	2,836,588
Tranche B6 1LN, term loan 1 month U.S. LIBOR + 2.250% 7.5179% 12/1/28 (f)(g)(u)	2,342,302	2,322,111
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 8.05% 4/29/26 (f)(g)(u)	2,783,632	2,745,357
Veritas Multifamily Portfolio 1 month U.S. LIBOR + 0.000% 0% 11/15/23 (c)(e)(g)(u)	5,457,455	4,341,406
Walker & Dunlop, Inc. Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.2534% 12/16/28 (f)(g)(u)	825,000	816,750
WH Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 5.500% 10.4863% 2/9/27 (f)(g)(u)	3,509,709	3,465,838
CME Term SOFR 1 Month Index + 5.500% 10.4863% 2/15/27 (f)(g)(u)	1,000,000	987,500
		40,382,820
Insurance - 0.3%
Acrisure LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.6537% 2/13/27 (f)(g)(u)	13,416,346	12,455,602
1 month U.S. LIBOR + 4.250% 9.4037% 2/15/27 (f)(g)(u)	4,906,324	4,648,742
CME Term SOFR 1 Month Index + 5.750% 10.8227% 2/15/27 (f)(g)(u)	5,794,578	5,685,929
Alliant Holdings Intermediate LLC:
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.6269% 11/12/27 (f)(g)(u)	5,651,282	5,501,071
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5593% 11/6/27 (f)(g)(u)	2,917,876	2,840,727
AmWINS Group, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.250% 7.4037% 2/19/28 (f)(g)(u)	5,291,715	5,180,377
CME Term SOFR 1 Month Index + 2.750% 7.8322% 2/19/28 (f)(g)(u)	1,326,675	1,312,745
Amynta Agency Borrower, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.2534% 2/28/28 (f)(g)(u)	2,090,000	1,990,725
Asurion LLC:
1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.2534% 8/19/28 (f)(g)(u)	4,408,864	4,040,856
Tranche B11 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5034% 8/19/28 (f)(g)(u)	5,498,020	5,051,306
Tranche B3 2LN, term loan 1 month U.S. LIBOR + 5.250% 10.4037% 1/31/28 (f)(g)(u)	10,425,000	8,555,068
Tranche B4 2LN, term loan 1 month U.S. LIBOR + 5.250% 10.4037% 1/20/29 (f)(g)(u)	4,919,000	4,010,018
Tranche B8 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.4037% 12/23/26 (f)(g)(u)	16,838,113	15,540,231
Tranche B9 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.2746% 7/31/27 (f)(g)(u)	3,712,666	3,363,453
HUB International Ltd.:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.3985% 4/25/25 (f)(g)(u)	2,442,231	2,425,062
CME Term SOFR 1 Month Index + 4.000% 9.0722% 11/10/29 (f)(g)(u)	1,695,750	1,675,469
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 8.1381% 4/25/25 (f)(g)(u)	14,481,920	14,361,720
Ryan Specialty Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.2534% 9/1/27 (f)(g)(u)	3,663,706	3,648,831
USI, Inc. 1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.4091% 12/2/26 (f)(g)(u)	120,942	120,354
CME Term SOFR 1 Month Index + 3.750% 8.6483% 11/22/29 (f)(g)(u)	6,961,413	6,847,176
		109,255,462
TOTAL FINANCIALS		172,005,733
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc. Tranche B5 1LN, term loan 1 month U.S. LIBOR + 2.250% 7.5034% 11/6/27 (f)(g)(u)	4,018,367	4,002,856
Embecta Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.7914% 3/31/29 (f)(g)(u)	1,296,900	1,270,417
ICU Medical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.5483% 1/6/29 (f)(g)(u)	2,351,250	2,310,691
Insulet Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5179% 5/4/28 (f)(g)(u)	5,932,035	5,907,951
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.0279% 10/19/27 (f)(g)(u)	4,578,897	4,548,356
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.2746% 10/23/28 (f)(g)(u)	4,996,894	4,838,642
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.6591% 11/30/27 (f)(g)(u)	2,224,600	2,126,962
Pathway Vet Alliance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.7746% 3/31/27 (f)(g)(u)	3,433,965	2,882,401
		27,888,276
Health Care Providers & Services - 0.2%
Accelerated Health Systems LLC Tranche B1 LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.2983% 2/15/29 (f)(g)(u)	1,290,250	967,146
AHP Health Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.6537% 8/24/28 (f)(g)(u)	2,286,341	2,272,760
Cano Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.2534% 11/23/27 (f)(g)(u)	4,191,023	3,387,729
Charlotte Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.3043% 2/12/28 (f)(g)(u)	1,481,288	1,413,711
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.9534% 12/13/26 (f)(g)(u)	3,406,027	3,231,468
Electron BidCo, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.2679% 11/1/28 (f)(g)(u)	2,380,950	2,326,641
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.9983% 10/1/27 (f)(g)(u)	25,518,526	24,122,918
HAH Group Holding Co. LLC:
1LN, term loan:
CME Term SOFR 1 Month Index + 5.000% 10.09% 10/29/27 (f)(g)(u)	1,091,271	1,064,895
CME Term SOFR 3 Month Index + 5.000% 10.15% 10/29/27 (f)(g)(u)	600,000	582,000
Tranche DD 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.09% 10/29/27 (f)(g)(u)	138,085	134,747
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.9375% 3/15/28 (f)(g)(u)	2,665,600	2,654,111
Icon Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.4099% 7/3/28 (f)(g)(u)	7,522,353	7,506,706
MED ParentCo LP:
1LN, term loan 1 month U.S. LIBOR + 4.250% 9.4037% 8/31/26 (f)(g)(u)	2,700,913	2,491,592
2LN, term loan 1 month U.S. LIBOR + 8.250% 13.0903% 8/30/27 (f)(g)(u)	810,000	664,200
National Mentor Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.8152% 3/2/28 (f)(g)(u)	1,137,735	845,052
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.4037% 11/15/28 (f)(g)(u)	7,315,439	7,067,007
Pluto Acquisition I, Inc. term loan 6 month U.S. LIBOR + 4.000% 9.4757% 6/20/26 (f)(g)(u)	2,849,250	2,334,020
Surgery Center Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.8577% 8/31/26 (f)(g)(u)	3,032,814	3,009,037
U.S. Anesthesia Partners, Inc.:
2LN, term loan 1 month U.S. LIBOR + 7.500% 12.5341% 10/1/29 (c)(f)(g)(u)	565,000	516,975
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.2841% 10/1/28 (f)(g)(u)	4,667,656	4,235,898
Upstream Newco, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.4099% 11/20/26 (f)(g)(u)	1,905,918	1,543,793
		72,372,406
Health Care Technology - 0.1%
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5979% 2/15/29 (f)(g)(u)	16,034,238	15,072,184
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (g)(u)(w)	1,969,769	1,851,583
Imprivata, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.7746% 12/1/27 (f)(g)(u)	2,979,200	2,860,658
Virgin Pulse, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.2679% 4/6/28 (f)(g)(u)	2,909,459	2,607,603
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.6537% 9/30/26 (f)(g)(u)	4,694,583	4,651,533
		27,043,561
Life Sciences Tools & Services - 0.0%
PRA Health Sciences, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.4099% 7/3/28 (f)(g)(u)	1,874,199	1,870,300
Pharmaceuticals - 0.1%
Elanco Animal Health, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.8432% 8/1/27 (f)(g)(u)	8,367,939	8,099,914
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.6537% 5/5/28 (f)(g)(u)	8,426,219	8,405,154
Organon & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 8% 6/2/28 (f)(g)(u)	6,955,930	6,917,673
Perrigo Investments LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.5034% 4/20/29 (f)(g)(u)	1,721,988	1,694,728
		25,117,469
TOTAL HEALTH CARE		154,292,012
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.1%
Gemini HDPE LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 8.307% 12/31/27 (f)(g)(u)	1,878,827	1,869,095
TransDigm, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.1483% 8/24/28 (f)(g)(u)	13,963,279	13,876,009
Tranche H 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.1483% 2/22/27 (f)(g)(u)	2,410,097	2,398,047
		18,143,151
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.7534% 4/8/26 (f)(g)(u)	1,989,196	1,938,710
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.7534% 4/4/26 (f)(g)(u)	1,069,460	1,042,317
Echo Global Logistics, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.500% 8.5246% 11/23/28 (f)(g)(u)	6,695,900	6,340,214
2LN, term loan CME Term SOFR 3 Month Index + 7.000% 12.0341% 11/23/29 (c)(f)(g)(u)	1,525,000	1,517,375
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.1273% 2/9/30 (f)(g)(u)	885,000	759,622
STG Logistics, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.2534% 3/24/28 (c)(f)(g)(u)	1,846,350	1,781,728
		13,379,966
Building Products - 0.2%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.4091% 5/17/28 (f)(g)(u)	10,137,591	8,225,540
APi Group DE, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.500% 7.5246% 10/1/26 (f)(g)(u)	2,214,502	2,208,966
1 month U.S. LIBOR + 2.750% 7.7746% 12/16/28 (f)(g)(u)	756,639	756,639
AZZ, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5034% 5/13/29 (f)(g)(u)	2,584,746	2,580,430
DiversiTech Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.6591% 12/22/28 (f)(g)(u)	1,704,274	1,635,797
Emerson Climate Technologies Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 5/4/30 (g)(u)(v)	4,846,376	4,787,299
Griffon Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.2978% 1/24/29 (f)(g)(u)	3,038,947	3,012,994
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.6662% 2/25/29 (f)(g)(u)	13,730,750	12,570,501
Ingersoll-Rand Services Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.8322% 2/28/27 (f)(g)(u)	2,497,528	2,481,070
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.4983% 4/29/29 (f)(g)(u)	4,922,744	4,678,133
Specialty Building Products Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.41% 10/15/28 (f)(g)(u)	1,400,850	1,279,438
Standard Industries, Inc./New Jersey Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.7124% 9/22/28 (f)(g)(u)	1,911,499	1,896,245
		46,113,052
Commercial Services & Supplies - 0.4%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.2534% 12/20/29 (f)(g)(u)	1,725,000	1,595,625
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7534% 12/21/28 (f)(g)(u)	10,555,490	10,262,575
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4067% 12/21/28 (f)(g)(u)	8,837,469	8,634,914
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 12/21/28 (g)(u)(w)	2,897,531	2,831,119
ADS Tactical, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.750% 10.9037% 3/19/26 (f)(g)(u)	3,538,973	3,304,516
All-Star Bidco AB:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.9534% 11/16/28 (f)(g)(u)	1,489,529	1,459,738
Tranche B1 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.55% 11/16/28 (f)(g)(u)	2,226,813	2,170,207
Allied Universal Holdco LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.0034% 5/14/28 (f)(g)(u)	6,119,820	5,741,921
CME Term SOFR 1 Month Index + 4.750% 9.8805% 5/14/28 (f)(g)(u)	1,280,000	1,223,462
APX Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.2496% 7/9/28 (f)(g)(u)	3,136,785	3,110,656
Archkey Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.250% 10.4037% 6/30/28 (f)(g)(u)	1,163,191	1,139,206
AVSC Holding Corp. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 10.5987% 10/15/26 (f)(g)(u)	2,680,964	2,611,554
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 9.3729% 6/21/24 (f)(g)(u)	16,928,561	16,005,954
Clean Harbors, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 7.1537% 10/8/28 (f)(g)(u)	997,375	995,759
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 10.9435% 5/3/29 (c)(f)(g)(u)	2,729,375	2,640,670
Covanta Holding Corp.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.4822% 11/30/28 (f)(g)(u)	1,887,718	1,857,043
Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.4822% 11/30/28 (f)(g)(u)	142,830	140,509
Eagle 4 Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.4091% 7/12/28 (f)(g)(u)	2,261,968	2,228,604
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.8954% 8/1/26 (f)(g)(u)	2,727,904	2,723,021
Filtration Group Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.4624% 10/19/28 (f)(g)(u)	3,052,339	3,021,815
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.7679% 10/21/28 (f)(g)(u)	615,625	603,183
Harland Clarke Holdings Corp. 1LN, term loan CME Term SOFR 1 Month Index + 7.750% 13.0179% 6/16/26 (f)(g)(u)	1,912,020	1,669,595
Indy U.S. Bidco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.7746% 3/5/28 (f)(g)(u)	2,146,364	1,844,092
KNS Acquisitions, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 6.250% 11.5179% 4/21/27 (f)(g)(u)	2,846,824	2,334,395
Madison IAQ LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.3023% 6/21/28 (f)(g)(u)	4,873,050	4,659,854
Maverick Purchaser Sub LLC:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 4.000% 9.2679% 1/23/27 (f)(g)(u)	3,557,480	3,326,244
CME Term SOFR 1 Month Index + 4.000% 8.9063% 2/15/29 (f)(g)(u)	3,789,505	3,505,292
Tranche B 2LN, term loan 1 month U.S. LIBOR + 8.750% 14.0179% 1/31/28 (f)(g)(u)	2,880,000	2,596,810
MHI Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 10.1537% 9/20/26 (f)(g)(u)	2,001,358	1,995,514
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.0044% 4/11/29 (f)(g)(u)	16,865,000	15,059,096
Optiv Security, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.3384% 8/14/26 (f)(g)(u)	2,210,000	2,124,363
Pilot Travel Centers LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.2534% 8/4/28 (f)(g)(u)	7,253,159	7,181,933
PowerTeam Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.6591% 3/6/25 (f)(g)(u)	3,395,007	2,914,613
RLG Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.0246% 7/8/28 (f)(g)(u)	1,984,875	1,811,198
Sabert Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.6875% 12/10/26 (f)(g)(u)	2,623,097	2,603,424
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.9091% 8/29/25 (f)(g)(u)	1,464,018	1,320,661
The Brickman Group, Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3127% 4/22/29 (f)(g)(u)	2,870,416	2,801,038
The GEO Group, Inc. Tranche 1B 1LN, term loan CME Term SOFR 1 Month Index + 7.120% 12.1072% 3/23/27 (f)(g)(u)	1,370,590	1,387,723
WMB Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5034% 11/3/29 (f)(g)(u)	1,809,675	1,805,151
		135,243,047
Construction & Engineering - 0.1%
Breakwater Energy Tranche B 1LN, term loan 11% 9/1/26 (c)(f)(u)	5,250,609	4,988,079
JMC Steel Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 2.000% 7.0177% 1/24/27 (f)(g)(u)	1,919,221	1,892,832
Pike Corp. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.000% 8.2679% 1/21/28 (f)(g)(u)	2,397,260	2,369,476
CME Term SOFR 1 Month Index + 3.500% 8.6534% 1/21/28 (f)(g)(u)	1,746,225	1,734,770
Rockwood Service Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.1537% 1/23/27 (f)(g)(u)	4,032,187	4,005,534
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.6537% 6/4/28 (f)(g)(u)	7,035,096	6,670,185
Traverse Midstream Partners Ll Tranche B, term loan CME TERM SOFR 6 MONTH INDEX + 4.250% 8.7264% 2/16/28 (f)(g)(u)	1,367,304	1,344,401
USIC Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.5246% 5/14/28 (f)(g)(u)	2,521,600	2,420,282
		25,425,559
Electrical Equipment - 0.1%
Alliance Laundry Systems LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.5587% 10/8/27 (f)(g)(u)	2,794,011	2,761,013
Array Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.6751% 10/14/27 (f)(g)(u)	5,932,967	5,793,542
Global IID Parent LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.6591% 12/16/28 (f)(g)(u)	1,343,000	1,262,420
Vertiv Group Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.8121% 3/2/27 (f)(g)(u)	6,589,591	6,479,743
		16,296,718
Ground Transportation - 0.0%
Avis Budget Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7534% 3/16/29 (f)(g)(u)	1,579,050	1,573,129
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 6.9983% 12/30/26 (f)(g)(u)	3,637,500	3,619,313
Uber Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.7202% 3/3/30 (f)(g)(u)	9,028,847	8,936,302
		14,128,744
Machinery - 0.0%
Ali Group North America Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.2679% 7/22/29 (f)(g)(u)	2,620,433	2,603,636
Chart Industries, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9164% 3/15/30 (f)(g)(u)	3,020,000	2,995,478
CPM Holdings, Inc.:
2LN, term loan 1 month U.S. LIBOR + 8.250% 13.3121% 11/15/26 (f)(g)(u)	223,434	220,641
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.5341% 11/15/25 (f)(g)(u)	1,130,442	1,124,225
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 13.9266% 4/16/25 (c)(f)(g)(u)	784,512	744,345
		7,688,325
Passenger Airlines - 0.1%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 10.0004% 4/20/28 (f)(g)(u)	8,794,000	8,822,844
Air Canada Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.8391% 8/11/28 (f)(g)(u)	2,729,375	2,718,567
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 10.2126% 7/2/27 (f)(g)(u)	4,466,750	4,619,826
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.7985% 10/20/27 (f)(g)(u)	4,333,500	4,482,182
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.888% 4/21/28 (f)(g)(u)	8,288,045	8,232,763
		28,876,182
Professional Services - 0.2%
AlixPartners LLP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.7746% 2/4/28 (f)(g)(u)	2,893,976	2,863,821
Cast & Crew Payroll LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.6537% 2/7/26 (f)(g)(u)	5,303,486	5,091,346
CME Term SOFR 1 Month Index + 3.750% 8.9034% 12/30/28 (f)(g)(u)	1,994,799	1,915,008
Ceridian HCM Holding, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 7.5246% 4/30/25 (f)(g)(u)	4,276,258	4,254,877
CHG Healthcare Services, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.4037% 9/30/28 (f)(g)(u)	1,430,601	1,399,486
CoreLogic, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.5625% 6/2/28 (f)(g)(u)	14,860,211	13,254,416
EAB Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.8711% 8/16/28 (f)(g)(u)	2,044,125	1,980,982
EmployBridge LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.9264% 7/19/28 (f)(g)(u)	3,862,419	3,023,154
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.9034% 4/29/29 (f)(g)(u)	2,174,075	1,940,362
Sedgwick Claims Management Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9034% 2/24/28 (f)(g)(u)	1,270,000	1,233,094
Sitel Worldwide Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.91% 8/27/28 (f)(g)(u)	2,277,783	2,175,989
Vaco Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.0483% 1/21/29 (f)(g)(u)	1,386,125	1,259,059
Verscend Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.1537% 8/27/25 (f)(g)(u)	6,332,621	6,314,130
		46,705,724
Transportation Infrastructure - 0.0%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.8487% 4/6/28 (f)(g)(u)	3,095,269	2,945,922
ASP LS Acquisition Corp.:
2LN, term loan 6 month U.S. LIBOR + 7.500% 12.6591% 5/7/29 (c)(f)(g)(u)	575,000	345,000
Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.500% 9.6591% 5/7/28 (f)(g)(u)	2,927,950	2,345,493
Wwex Unified Topco Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.1599% 7/26/28 (f)(g)(u)	2,949,483	2,676,125
		8,312,540
TOTAL INDUSTRIALS		360,313,008
INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.1%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8.9091% 8/10/25 (f)(g)(u)	5,582,640	4,276,302
Ciena Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.5821% 1/18/30 (f)(g)(u)	1,117,200	1,115,111
CommScope, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.4037% 4/4/26 (f)(g)(u)	9,564,828	8,967,026
Eos U.S. Finco LLC 1LN, term loan CME Term SOFR 3 Month Index + 6.000% 10.9086% 10/6/29 (f)(g)(u)	1,992,469	1,974,198
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.4037% 9/25/26 (f)(g)(u)	7,548,652	6,245,075
		22,577,712
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0179% 7/1/29 (f)(g)(u)	4,643,528	4,602,897
DG Investment Intermediate Holdings, Inc.:
2LN, term loan 1 month U.S. LIBOR + 6.750% 11.7746% 3/31/29 (f)(g)(u)	600,000	528,300
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.7746% 3/31/28 (f)(g)(u)	2,584,061	2,487,158
Go Daddy Operating Co. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.1537% 8/10/27 (f)(g)(u)	3,160,625	3,146,813
TTM Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.8858% 5/23/30 (f)(g)(u)	2,713,046	2,691,543
		13,456,711
IT Services - 0.2%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.0483% 2/16/28 (f)(g)(u)	2,547,135	2,454,343
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.9375% 9/7/28 (f)(g)(u)	1,501,000	1,455,970
Arches Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.5034% 12/4/27 (f)(g)(u)	2,950,953	2,733,320
Camelot Finance SA:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.0246% 10/31/26 (f)(g)(u)	6,516,072	6,434,621
Tranche B, term loan 1 month U.S. LIBOR + 3.000% 8.0246% 10/31/26 (f)(g)(u)	2,749,034	2,714,093
Constant Contact, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.1979% 2/10/28 (f)(g)(u)	1,913,239	1,770,952
GoDaddy, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.1534% 11/9/29 (f)(g)(u)	2,930,535	2,924,206
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 13.9983% 6/30/28 (f)(g)(u)	3,152,463	1,681,303
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.4091% 8/19/28 (f)(g)(u)	2,110,463	2,070,005
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.9091% 3/26/28 (f)(g)(u)	7,287,582	6,971,811
Park Place Technologies LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.2534% 11/10/27 (f)(g)(u)	2,462,458	2,361,227
Peraton Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.0034% 2/1/28 (f)(g)(u)	15,824,789	15,039,246
Tempo Acquisition LLC 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Index + 3.000% 8.1534% 8/31/28 (f)(g)(u)	4,068,635	4,054,232
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.1979% 1/13/29 (f)(g)(u)	4,989,600	4,849,292
		57,514,621
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.6979% 7/6/29 (f)(g)(u)	6,130,635	6,117,209
MKS Instruments, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9479% 8/17/29 (f)(g)(u)	4,585,080	4,527,766
		10,644,975
Software - 0.7%
A&V Holdings Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.370% 10.5341% 3/10/27 (f)(g)(u)	2,065,483	2,024,173
Applied Systems, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.3983% 9/19/26 (f)(g)(u)	3,930,000	3,923,123
AppLovin Corp. Tranche B, term loan CME Term SOFR 1 Month Index + 3.350% 8.5034% 8/15/25 (f)(g)(u)	4,560,870	4,538,065
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.5034% 4/23/26 (f)(g)(u)	2,357,383	2,274,026
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 11.0034% 12/10/29 (f)(g)(u)	1,480,000	1,262,928
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.7534% 12/10/28 (f)(g)(u)	13,407,705	12,010,354
Byju's Alpha, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 12.9281% 11/24/26 (f)(g)(u)	3,386,224	2,224,749
Central Parent, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.1483% 7/6/29 (f)(g)(u)	5,063,543	4,981,766
Cloud Software Group, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.4983% 3/30/29 (f)(g)(u)	7,142,100	6,601,586
ConnectWise LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.5246% 9/30/28 (f)(g)(u)	4,413,227	4,211,896
DCert Buyer, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.6956% 10/16/26 (f)(g)(u)	9,412,198	9,183,388
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 11.6956% 2/19/29 (f)(g)(u)	2,493,409	2,282,367
Epicor Software Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.5179% 7/31/27 (f)(g)(u)	3,415,118	3,317,924
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 12.405% 6/13/25 (f)(g)(u)	1,363,000	1,152,594
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.655% 6/13/24 (f)(g)(u)	10,789,184	10,238,289
Flexera Software LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.9037% 3/3/28 (f)(g)(u)	2,230,023	2,146,799
Gen Digital, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.2534% 9/12/29 (f)(g)(u)	8,745,912	8,595,570
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.1537% 12/1/27 (f)(g)(u)	4,154,375	4,045,323
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.8432% 3/1/29 (f)(g)(u)	5,363,216	5,014,607
MH Sub I LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.076% 4/25/28 (f)(g)(u)	16,472,069	15,580,765
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.4034% 2/23/29 (f)(g)(u)	2,065,000	1,806,875
Motus Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.9037% 12/10/28 (f)(g)(u)	1,178,100	1,116,250
NAVEX TopCo, Inc.:
2LN, term loan 1 month U.S. LIBOR + 7.000% 12.0822% 9/4/26 (f)(g)(u)	175,000	171,392
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.3322% 9/5/25 (f)(g)(u)	1,229,306	1,224,438
Open Text Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5822% 1/31/30 (f)(g)(u)	7,302,698	7,284,441
Polaris Newco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.1591% 6/2/28 (f)(g)(u)	13,657,241	12,211,349
Project Boost Purchaser LLC 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.6537% 5/30/26 (f)(g)(u)	2,747,289	2,700,943
Proofpoint, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.4037% 8/31/28 (f)(g)(u)	8,340,784	8,046,521
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 7.9147% 2/15/28 (f)(g)(u)	7,365,795	2,896,599
RealPage, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.1537% 4/22/28 (f)(g)(u)	4,722,576	4,535,137
Red Planet Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.8322% 9/30/28 (f)(g)(u)	2,612,651	2,172,236
Renaissance Holdings Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.9034% 4/7/30 (f)(g)(u)	6,220,000	6,069,974
Roper Industrial Products Investment Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.3983% 11/22/29 (f)(g)(u)	1,485,000	1,467,135
Sophia LP:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.4034% 10/7/27 (f)(g)(u)	615,350	603,043
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.6591% 10/7/27 (f)(g)(u)	6,450,664	6,289,398
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 6.9037% 4/16/25 (f)(g)(u)	2,204,052	2,189,725
Tranche B 4LN, term loan 1 month U.S. LIBOR + 1.750% 6.9037% 4/16/25 (f)(g)(u)	1,954,584	1,941,879
Tranche B 5LN, term loan 1 month U.S. LIBOR + 1.750% 6.9037% 4/16/25 (f)(g)(u)	6,460,683	6,420,304
STG-Fairway Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.9037% 1/31/27 (f)(g)(u)	1,216,644	1,203,967
UKG, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.8954% 5/4/26 (f)(g)(u)	4,689,859	4,520,461
Ultimate Software Group, Inc.:
1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.2706% 5/3/26 (f)(g)(u)	16,200,174	15,539,531
CME Term SOFR 1 Month Index + 4.500% 5/3/26 (g)(u)(v)	1,925,000	1,880,494
2LN, term loan 3 month U.S. LIBOR + 5.250% 10.2706% 5/3/27 (f)(g)(u)	5,003,000	4,697,817
Veritas U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 10.1534% 9/1/25 (f)(g)(u)	3,626,518	2,726,126
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.1339% 2/28/27 (f)(g)(u)	4,371,095	4,196,251
		209,522,578
TOTAL INFORMATION TECHNOLOGY		313,716,597
MATERIALS - 0.5%
Chemicals - 0.3%
ARC Falcon I, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.9037% 9/30/28 (f)(g)(u)	5,479,055	4,912,904
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 12.1537% 9/22/29 (f)(g)(u)	675,000	572,906
Aruba Investment Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.7322% 11/24/27 (f)(g)(u)	1,795,500	1,710,214
2LN, term loan 1 month U.S. LIBOR + 7.750% 12.9037% 11/24/28 (f)(g)(u)	935,000	821,239
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.1537% 11/24/27 (f)(g)(u)	3,140,171	2,996,257
Avient Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.2954% 8/29/29 (f)(g)(u)	960,674	961,875
Bakelite U.S. Holding Ltd. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.0483% 5/27/29 (f)(g)(u)	1,726,950	1,624,766
Consolidated Energy Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.5246% 5/7/25 (c)(f)(g)(u)	6,036,118	5,839,944
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 7.5246% 5/7/25 (f)(g)(u)	3,034,154	2,946,922
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.2836% 10/4/29 (f)(g)(u)	8,568,280	8,066,264
Groupe Solmax, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.9091% 5/27/28 (f)(g)(u)	1,648,224	1,476,199
Herens U.S. Holdco Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.1591% 7/3/28 (f)(g)(u)	3,082,954	2,641,320
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.7794% 3/15/29 (f)(g)(u)	6,443,375	5,770,880
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.430% 12.6354% 3/15/30 (f)(g)(u)	1,320,000	1,078,004
INEOS U.S. Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7534% 2/10/30 (f)(g)(u)	1,260,000	1,248,194
INEOS U.S. Petrochem LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0034% 3/1/30 (f)(g)(u)	1,300,000	1,291,875
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 8.0179% 1/20/26 (f)(g)(u)	4,972,184	4,920,374
Koppers, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.03% 4/10/30 (f)(g)(u)	3,080,000	3,056,900
Luxembourg Investment Co. 428 SARL Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.0483% 1/3/29 (f)(g)(u)	1,435,795	1,048,130
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 10.8063% 12/1/26 (f)(g)(u)	1,170,188	1,032,690
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 7.3983% 3/1/26 (f)(g)(u)	1,775,973	1,769,686
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.750% 8.9375% 11/9/28 (f)(g)(u)	3,469,278	3,230,349
CME Term SOFR 1 Month Index + 5.000% 11/9/28 (g)(u)(v)	4,035,000	3,823,163
Starfruit U.S. Holdco LLC:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 4/3/28 (g)(u)(v)	405,000	397,155
CME Term SOFR 1 Month Index + 4.000% 8.9901% 4/3/28 (f)(g)(u)	1,650,000	1,617,000
Tranche B, term loan CME Term SOFR 1 Month Index + 2.750% 7.8954% 10/1/25 (f)(g)(u)	4,026,705	4,008,746
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 7.0034% 4/3/25 (f)(g)(u)	4,748,414	4,651,071
U.S. Coatings Acquisition, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.8983% 12/20/29 (f)(g)(u)	1,110,938	1,110,682
W.R. Grace Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.9375% 9/22/28 (f)(g)(u)	1,806,704	1,784,120
		76,409,829
Construction Materials - 0.0%
Smyrna Ready Mix LLC Tranche B 1lN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5034% 4/1/29 (f)(g)(u)	3,196,349	3,175,029
VM Consolidated, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5179% 3/27/28 (f)(g)(u)	3,835,424	3,825,835
White Capital Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.9034% 10/19/27 (f)(g)(u)	3,504,607	3,441,524
		10,442,388
Containers & Packaging - 0.2%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.5179% 3/3/28 (f)(g)(u)	4,062,489	3,862,086
Berlin Packaging, LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.2472% 3/11/28 (f)(g)(u)	561,347	535,986
1 month U.S. LIBOR + 3.750% 8.7961% 3/11/28 (f)(g)(u)	6,102,761	5,894,901
Berry Global, Inc. Tranche Z 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.8544% 7/1/26 (f)(g)(u)	3,732,334	3,700,721
Canister International Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.750% 10.0034% 12/21/26 (f)(g)(u)	3,375,600	3,367,161
Charter NEX U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0179% 12/1/27 (f)(g)(u)	3,762,953	3,655,257
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 9.4284% 4/13/29 (f)(g)(u)	15,162,598	14,389,305
Graham Packaging Co., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.2679% 8/4/27 (f)(g)(u)	4,281,379	4,168,393
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.750% 10.1043% 2/9/26 (f)(g)(u)	2,013,900	1,832,649
Pregis TopCo Corp. 1LN, term loan:
3 month U.S. LIBOR + 3.750% 8.9037% 8/1/26 (f)(g)(u)	1,723,750	1,682,380
3 month U.S. LIBOR + 4.000% 8.8467% 7/31/26 (f)(g)(u)	1,501,084	1,468,630
Proampac PG Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.9817% 11/18/25 (f)(g)(u)	1,166,289	1,138,881
Reynolds Consumer Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0034% 1/30/27 (f)(g)(u)	3,755,146	3,693,336
Reynolds Group Holdings, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.3467% 9/24/28 (f)(g)(u)	2,984,550	2,916,711
1 month U.S. LIBOR + 3.250% 8.5179% 2/5/26 (f)(g)(u)	2,551,763	2,531,043
		54,837,440
Metals & Mining - 0.0%
Tiger Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.5034% 6/1/28 (f)(g)(u)	738,888	699,039
U.S. Silica Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0034% 3/23/30 (f)(g)(u)	2,135,000	2,100,306
		2,799,345
Paper & Forest Products - 0.0%
Ahlstrom-Munksjo OYJ 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.9091% 2/4/28 (f)(g)(u)	2,283,806	2,152,487
TOTAL MATERIALS		146,641,489
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.750% 7.9037% 8/21/25 (f)(g)(u)	3,425,472	3,319,865
CME Term SOFR 1 Month Index + 3.250% 8.3322% 1/24/30 (f)(g)(u)	4,320,740	4,029,090
		7,348,955
UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield WEC Holdings, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9034% 8/1/25 (f)(g)(u)	462,675	461,435
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.9034% 8/1/25 (f)(g)(u)	11,431,177	11,298,461
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 7.7637% 12/15/27 (f)(g)(u)	1,683,347	1,668,348
PG&E Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.1875% 6/23/25 (f)(g)(u)	13,709,975	13,567,117
Vistra Operations Co. LLC Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 6.8945% 12/31/25 (f)(g)(u)	5,056,023	5,012,289
		32,007,650
Independent Power and Renewable Electricity Producers - 0.0%
Esdec Solar Group BV Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.750% 9.9596% 8/27/28 (f)(g)(u)	2,722,323	2,688,294
Natgasoline LLC Tranche B, term loan 1 month U.S. LIBOR + 3.500% 8.5625% 11/14/25 (f)(g)(u)	1,696,341	1,666,655
Win Waste Innovations Holdings Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 8.0179% 3/25/28 (f)(g)(u)	1,965,000	1,715,288
		6,070,237
Multi-Utilities - 0.0%
Osmose Utilities Services, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.4037% 6/23/28 (f)(g)(u)	178,640	170,210
TOTAL UTILITIES		38,248,097
TOTAL BANK LOAN OBLIGATIONS (Cost $2,034,797,101)		1,934,196,221

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Discover Bank 4.682% 8/9/28 (f)	8,844,000	8,145,112
KeyBank NA 6.95% 2/1/28	1,259,000	1,150,352
Regions Bank 6.45% 6/26/37	15,683,000	15,604,674
TOTAL BANK NOTES (Cost $25,774,636)		24,900,138

Preferred Securities - 0.5%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd. 4% (Reg. S) (f)(j)		1,630,000	1,320,300
Telefonica Europe BV 3.875% (Reg. S) (f)(j)	EUR	3,600,000	3,553,603
			4,873,903
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV:
3.748% (Reg. S) (f)(j)	EUR	1,700,000	1,589,989
3.875% (Reg. S) (f)(j)	EUR	19,900,000	17,961,836
4.625% (Reg. S) (f)(j)	EUR	4,550,000	4,668,955
			24,220,780
CONSUMER STAPLES - 0.1%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (j)		2,363,000	2,349,413
Danone SA 1.75% (Reg. S) (f)(j)	EUR	3,700,000	3,940,099
			6,289,512
Tobacco - 0.1%
British American Tobacco PLC 3% (Reg. S) (f)(j)	EUR	14,550,000	12,832,364
TOTAL CONSUMER STAPLES			19,121,876
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.3487% (f)(g)(j)		7,350,000	6,559,875
Gazprom PJSC Via Gaz Finance PLC 4.5985% (Reg. S) (e)(f)(j)		1,520,000	934,800
			7,494,675
FINANCIALS - 0.2%
Banks - 0.2%
AIB Group PLC 6.25% (Reg. S) (f)(j)	EUR	3,600,000	3,594,978
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (f)(j)	EUR	3,400,000	3,529,993
Banco Do Brasil SA 6.25% (d)(f)(j)		1,545,000	1,334,417
Banco Mercantil del Norte SA:
6.75% (d)(f)(j)		1,585,000	1,483,956
7.625% (d)(f)(j)		1,448,000	1,292,340
Bank of America Corp.:
5.875% (f)(j)		3,830,000	3,485,300
6.25% (f)(j)		2,765,000	2,713,848
Bank of Nova Scotia:
3 month U.S. LIBOR + 2.640% 7.8459% (f)(g)(j)		2,133,000	1,808,549
4.9% (f)(j)		1,360,000	1,238,144
Barclays PLC:
5.875% (Reg. S) (f)(j)	GBP	2,950,000	3,229,294
7.125% (f)(j)	GBP	645,000	726,125
8.875% (f)(j)	GBP	1,600,000	1,831,094
BBVA Bancomer SA Texas Branch:
5.125% 1/18/33 (d)(f)		900,000	789,863
5.35% 11/12/29 (d)(f)		485,000	461,750
BNP Paribas SA 6.625% (Reg. S) (f)(j)		4,470,000	4,302,375
Emirates NBD Bank PJSC 6.125% (Reg. S) (f)(j)		1,451,000	1,429,507
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (f)(j)		300,000	294,244
JPMorgan Chase & Co.:
4.6% (f)(j)		2,760,000	2,548,674
6.1% (f)(j)		3,830,000	3,769,913
Lloyds Banking Group PLC 5.125% (f)(j)	GBP	435,000	492,418
NBK Tier 1 Financing 2 Ltd. 4.5% (d)(f)(j)		1,210,000	1,111,158
NBK Tier 1 Ltd. 3.625% (d)(f)(j)		635,000	547,211
Societe Generale 7.875% (Reg. S) (f)(j)		1,800,000	1,750,500
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (f)(g)(j)	EUR	732,725	735,238
Tinkoff Credit Systems 6% (c)(d)(e)(f)(j)		715,000	259,188
Wells Fargo & Co. 5.9% (f)(j)		2,110,000	2,080,988
			46,841,065
Capital Markets - 0.0%
Charles Schwab Corp. 4% (f)(j)		2,455,000	1,846,774
Credit Suisse Group AG 7.5% (Reg. S) (e)(f)(j)		15,540,000	543,900
UBS Group AG 7% (Reg. S) (f)(j)		940,000	892,944
			3,283,618
Consumer Finance - 0.0%
Ally Financial, Inc.:
4.7% (f)(j)		3,166,000	2,240,262
4.7% (f)(j)		3,134,000	2,042,820
			4,283,082
Insurance - 0.0%
QBE Insurance Group Ltd. 5.25% (Reg. S) (f)(j)		7,527,000	6,771,201
TOTAL FINANCIALS			61,178,966
INDUSTRIALS - 0.0%
Ground Transportation - 0.0%
National Express Group PLC 4.25% (Reg. S) (f)(j)	GBP	1,540,000	1,679,043
Marine Transportation - 0.0%
DP World Salaam 6% (Reg. S) (f)(j)		2,000,000	1,981,875
Trading Companies & Distributors - 0.0%
AerCap Holdings NV 5.875% 10/10/79 (f)		6,815,000	6,340,992
TOTAL INDUSTRIALS			10,001,910
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Network i2i Ltd.:
3.975% (d)(f)(j)		645,000	570,140
5.65% (d)(f)(j)		1,495,000	1,442,021
			2,012,161
MATERIALS - 0.0%
Construction Materials - 0.0%
CEMEX S.A.B. de CV:
5.125% (d)(f)(j)		2,260,000	1,981,625
9.125% (d)(f)(j)		765,000	762,552
			2,744,177
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Aroundtown SA 3.375% (Reg. S) (f)(j)	EUR	6,200,000	2,688,978
AT Securities BV 5.25% (Reg. S) (f)(j)		13,000,000	4,368,000
Citycon Oyj 4.496% (Reg. S) (f)(j)	EUR	2,550,000	1,734,905
CPI Property Group SA 3.75% (Reg. S) (f)(j)	EUR	6,840,000	2,120,270
Grand City Properties SA 1.5% (Reg. S) (f)(j)	EUR	10,500,000	4,096,559
Heimstaden Bostad AB:
3.248% (Reg. S) (f)(j)	EUR	11,640,000	7,776,248
3.625% (Reg. S) (f)(j)	EUR	600,000	327,083
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (f)(j)	EUR	5,240,000	1,148,212
			24,260,255
UTILITIES - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 5.625% (Reg. S) (f)(j)		950,000	922,688
SSE PLC 3.74% (Reg. S) (f)(j)	GBP	3,300,000	3,735,746
			4,658,434
Multi-Utilities - 0.0%
Veolia Environnement SA 2% (Reg. S) (f)(j)	EUR	7,100,000	6,299,028
TOTAL UTILITIES			10,957,462
TOTAL PREFERRED SECURITIES (Cost $248,972,754)			166,866,165

Money Market Funds - 4.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (x)	1,273,927,918	1,274,182,704
Fidelity Securities Lending Cash Central Fund 5.14% (x)(y)	189,267,577	189,286,504
TOTAL MONEY MARKET FUNDS (Cost $1,463,413,253)		1,463,469,208

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)		Value ($)
Put Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.305% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2033	5/22/28		30,400,000	1,136,679
Option with an exercise rate of 4.625% on a credit default swap with Goldman Sachs Bank U.S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 39 Index expiring June 2028, paying 5% quarterly.	6/21/23	EUR	38,950,000	165,188
Option with an exercise rate of 4.625% on a credit default swap with Goldman Sachs Bank U.S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 39 Index expiring June 2028, paying 5% quarterly.	8/16/23	EUR	63,250,000	914,580

TOTAL PUT OPTIONS				2,216,447
Call Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.305% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2033	5/22/28		30,400,000	1,369,010

TOTAL PURCHASED SWAPTIONS (Cost $4,103,267)				3,585,457

TOTAL INVESTMENT IN SECURITIES - 109.4% (Cost $36,771,678,526)	33,673,218,451
NET OTHER ASSETS (LIABILITIES) - (9.4)%	(2,894,708,428)
NET ASSETS - 100.0%	30,778,510,023

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 6/1/53	(71,700,000)	(60,799,291)
2% 6/1/53	(95,300,000)	(80,811,331)
2% 6/1/53	(23,600,000)	(20,012,040)
2.5% 6/1/53	(70,050,000)	(61,174,105)
3% 6/1/53	(74,200,000)	(66,726,628)
3.5% 6/1/53	(19,100,000)	(17,701,200)
3.5% 6/1/53	(53,900,000)	(49,952,601)

TOTAL GINNIE MAE		(357,177,196)

Uniform Mortgage Backed Securities
1.5% 6/1/38	(2,000,000)	(1,747,734)
1.5% 6/1/53	(7,900,000)	(6,159,976)
2% 6/1/38	(35,500,000)	(31,787,339)
2% 6/1/53	(55,450,000)	(45,592,465)
2% 6/1/53	(55,500,000)	(45,633,576)
2% 6/1/53	(48,700,000)	(40,042,435)
2% 6/1/53	(22,500,000)	(18,500,099)
2% 6/1/53	(22,500,000)	(18,500,099)
2% 6/1/53	(26,500,000)	(21,789,005)
2% 6/1/53	(52,750,000)	(43,372,453)
2.5% 6/1/38	(5,300,000)	(4,872,688)
2.5% 6/1/53	(6,125,000)	(5,231,372)
2.5% 6/1/53	(54,250,000)	(46,335,012)
3% 6/1/38	(400,000)	(377,406)
3% 6/1/53	(5,900,000)	(5,227,492)
3.5% 6/1/53	(16,675,000)	(15,298,010)
3.5% 6/1/53	(19,100,000)	(17,522,758)
5% 6/1/53	(26,650,000)	(26,247,127)
5.5% 6/1/53	(10,350,000)	(10,343,127)
5.5% 6/1/53	(5,050,000)	(5,046,646)
5.5% 6/1/53	(62,350,000)	(62,308,593)
5.5% 6/1/53	(20,100,000)	(20,086,652)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(492,022,064)

TOTAL TBA SALE COMMITMENTS (Proceeds $846,788,579)		(849,199,260)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	73	Jun 2023	5,693,797	31,545	31,545
Eurex Deutschland	167	Sep 2023	18,889,537	2,503	2,503
Eurex Euro-Bund Contracts (Germany)	25	Sep 2023	3,616,089	2,291	2,291
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	97	Sep 2023	14,339,400	28,948	28,948
TME 10 Year Canadian Note Contracts (Canada)	292	Sep 2023	26,601,576	96,735	96,735

TOTAL BOND INDEX CONTRACTS					162,022

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	803	Sep 2023	165,279,984	(329,412)	(329,412)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	562	Sep 2023	72,129,188	718,694	718,694

TOTAL TREASURY CONTRACTS					389,282

TOTAL PURCHASED					551,304

Sold

Bond Index Contracts
ICE Long Gilt Contracts (United Kingdom)	192	Sep 2023	23,117,169	(172,061)	(172,061)

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	2,737	Sep 2023	313,300,969	(698,026)	(698,026)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,107	Sep 2023	120,749,484	51,235	51,235
CBOT Long Term U.S. Treasury Bond Contracts (United States)	636	Sep 2023	81,626,625	(861,010)	(861,010)

TOTAL TREASURY CONTRACTS					(1,507,801)

TOTAL SOLD					(1,679,862)

TOTAL FUTURES CONTRACTS					(1,128,558)
The notional amount of futures purchased as a percentage of Net Assets is 0.9%
The notional amount of futures sold as a percentage of Net Assets is 1.8%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

GBP	252,000	USD	312,348	Brown Brothers Harriman & Co	6/01/23	1,127
CAD	495,000	USD	363,820	Bank of America, N.A.	6/21/23	1,011
CAD	1,165,000	USD	857,650	Brown Brothers Harriman & Co	6/21/23	995
EUR	448,000	USD	492,751	BNP Paribas S.A.	6/21/23	(13,338)
EUR	1,334,000	USD	1,423,942	BNP Paribas S.A.	6/21/23	3,594
EUR	431,000	USD	471,504	Brown Brothers Harriman & Co	6/21/23	(10,283)
EUR	395,000	USD	429,916	Brown Brothers Harriman & Co	6/21/23	(7,220)
EUR	1,406,000	USD	1,556,732	HSBC Bank	6/21/23	(52,147)
GBP	1,956,000	USD	2,436,431	Bank of America, N.A.	6/21/23	(2,239)
GBP	2,179,000	USD	2,752,789	Bank of America, N.A.	6/21/23	(41,080)
GBP	2,246,000	USD	2,812,410	Brown Brothers Harriman & Co	6/21/23	(17,321)
GBP	17,208,000	USD	21,384,313	Brown Brothers Harriman & Co	6/21/23	30,597
GBP	1,295,000	USD	1,605,839	Brown Brothers Harriman & Co	6/21/23	5,755
GBP	436,000	USD	538,150	Citibank, N. A.	6/21/23	4,441
GBP	380,000	USD	473,930	HSBC Bank	6/21/23	(1,030)
USD	144,099	AUD	221,000	BNP Paribas S.A.	6/21/23	243
USD	244,116	AUD	364,000	Citibank, N. A.	6/21/23	7,177
USD	560,260	CAD	750,000	Bank of America, N.A.	6/21/23	7,485
USD	427,383	CAD	572,000	Bank of America, N.A.	6/21/23	5,800
USD	228,490	CAD	311,000	Bank of America, N.A.	6/21/23	(728)
USD	137,299	CAD	185,000	Brown Brothers Harriman & Co	6/21/23	948
USD	121,419	CAD	164,000	Brown Brothers Harriman & Co	6/21/23	545
USD	183,782	CAD	249,000	Citibank, N. A.	6/21/23	260
USD	365,701,839	EUR	333,799,000	Bank of America, N.A.	6/21/23	8,497,765
USD	1,782,372	EUR	1,612,000	Bank of America, N.A.	6/21/23	57,343
USD	5,326,039	EUR	4,814,000	Bank of America, N.A.	6/21/23	174,494
USD	43,569	EUR	40,000	Canadian Imperial Bk. of Comm.	6/21/23	764
USD	354,880	EUR	326,000	Canadian Imperial Bk. of Comm.	6/21/23	6,022
USD	312,242	EUR	288,000	Canadian Imperial Bk. of Comm.	6/21/23	4,048
USD	13,985,182	EUR	12,915,000	Canadian Imperial Bk. of Comm.	6/21/23	164,618
USD	3,304,657	EUR	2,986,000	Citibank, N. A.	6/21/23	109,287
USD	2,567,921	EUR	2,383,000	JPMorgan Chase Bank, N.A.	6/21/23	17,831
USD	239,380,682	GBP	193,353,000	JPMorgan Chase Bank, N.A.	6/21/23	(1,242,117)
USD	359,433	GBP	288,000	State Street Bank and Trust Co	6/21/23	1,024

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						7,715,671

Unrealized Appreciation						9,103,174
Unrealized Depreciation						(1,387,503)

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(3)		Value ($)(1)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		3,670,000	81,265	(28,012)	53,253
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		9,300,000	205,931	(104,332)	101,599
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		6,120,000	135,516	(67,078)	68,438
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		6,700,000	148,359	(137,195)	11,164
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		3,930,000	87,022	(11,912)	75,110
CMBX N.A. AAA Index Series 13		Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly		5,870,000	129,980	(7,136)	122,844
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		9,330,000	206,595	(66,077)	140,518
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		1,330,000	29,450	(12,498)	16,952
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		6,400,000	141,716	(108,782)	32,934
CMBX N.A. BBB Index Series 13		Dec 2072	Goldman Sachs & Co. LLC	(3%)	Monthly		2,650,000	860,696	(716,911)	143,785
CMBX N.A. BBB Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		1,400,000	440,722	(350,764)	89,958
CMBX N.A. BBB Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		2,650,000	834,224	(661,469)	172,755
CMBX N.A. BBB Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		2,200,000	692,564	(593,186)	99,378
CMBX N.A. BBB Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		510,000	160,549	(137,439)	23,110
CMBX N.A. BBB Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		2,970,000	934,961	(879,115)	55,846
CMBX N.A. BBB Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		2,380,000	749,228	(616,976)	132,252
Intesa Sanpaolo SpA		Dec 2027	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	8,500,000	(17,978)	(47,388)	(65,366)

TOTAL BUY PROTECTION								5,820,800	(4,546,270)	1,274,530
Sell Protection
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		12,380,000	(274,132)	294,480	20,348

TOTAL CREDIT DEFAULT SWAPS								5,546,668	(4,251,790)	1,294,878

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2025	44,168,000	482,732	0	482,732
3.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2028	21,146,000	422,890	0	422,890
3%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2033	5,915,000	136,916	0	136,916
TOTAL INTEREST RATE SWAPS							1,042,538	0	1,042,538

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,962,432 or 0.1% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,228,424,728 or 20.2% of net assets.

(e)	Non-income producing - Security is in default.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Security is perpetual in nature with no stated maturity date.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $17,445,295.
(l)
Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts, options and bi-lateral over the counter (OTC) swaps.  At period end, the value of securities pledged amounted to $387,313.

(m)	Security or a portion of the security is on loan at period end.
(n)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $27,492,569.

(o)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,795,984.
(p)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(q)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(r)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(s)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(t)	Non-income producing
(u)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(v)	The coupon rate will be determined upon settlement of the loan after period end.
(w)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $4,182,115 and $4,013,221, respectively.

(x)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(y)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	5,862

Jonah Energy Parent LLC 12% 11/5/25	5/05/23	1,623,231

Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	894,620

Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/18/22	1,544,200

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	1,749,086,847	8,504,511,854	8,979,415,997	47,907,944	-	-	1,274,182,704	3.1%
Fidelity Securities Lending Cash Central Fund 5.14%	676,408,590	3,984,033,213	4,471,155,299	345,099	-	-	189,286,504	0.7%
Total	2,425,495,437	12,488,545,067	13,450,571,296	48,253,043	-	-	1,463,469,208

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.Corporate Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Bank Loan Obligations, Bank Notes and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

Credit Risk
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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